Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
May 31, 2026
STX-NPRT1-0726
1.9892983.107
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (c)	38,434	444,297
Information Technology - 0.0%
Software - 0.0%
Big Digital Energy Inc (b)(c)	1,414	10,223
TOTAL AUSTRALIA		454,520
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	154,061	3,658,949
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	206,449	2,582,677
Liberty Global Ltd Class C (c)	247,652	3,011,448

TOTAL BELGIUM		5,594,125
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (c)	10,011	112,523
RenaissanceRe Holdings Ltd	65,645	18,403,576

TOTAL BERMUDA		18,516,099
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	122,142	50,212
Financials - 0.0%
Insurance - 0.0%
Kingsway Corp (c)	31,425	313,936
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc rights (c)(d)	8,115	0
TuHURA Biosciences Inc (b)(c)	59,410	134,267
		134,267
Health Care Providers & Services - 0.0%
ZeroStack Corp (c)	2,282	10,269
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	31,892	19,199
TOTAL HEALTH CARE		163,735
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (b)	280,452	29,826,070
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	558,696	16,839,097
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	32,047	44,545
Metals & Mining - 0.0%
McEwen Inc (b)(c)	75,502	1,652,739
US Goldmining Inc (b)(c)	3,873	39,505
		1,692,244
TOTAL MATERIALS		1,736,789
TOTAL CANADA		48,929,839
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	306,674	1,530,303
Software - 0.0%
T3 Defense Inc (c)	25,318	11,269
TOTAL CHINA		1,541,572
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	1,444	16,953
GERMANY - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AtaiBeckley Inc (c)	291,760	1,321,673
Materials - 0.0%
Chemicals - 0.0%
Orion SA	85,436	652,731
Paper & Forest Products - 0.0%
Mercer International Inc	66,320	61,677
TOTAL MATERIALS		714,408
TOTAL GERMANY		2,036,081
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	870,890	2,438,492
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	8,838	9,103
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (c)	72,932	654,200
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		663,303
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	12,372	34,023
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	65,907	670,933
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	233	326
TOTAL HEALTH CARE		671,259
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	21,974	2,165,758
TOTAL IRELAND		2,837,017
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	250,690	2,592,135
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (c)	450	297
Materials - 0.0%
Chemicals - 0.0%
Nexentis Technologies Inc (c)	97	534
TOTAL ISRAEL		2,592,966
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	25,923	0
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	187,629	8,981,800
TOTAL JAPAN		8,981,800
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	10,527	35,792
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	28,006	344,194
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	2,041,903	33,895,590
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	9,181	72,805
TOTAL KOREA (SOUTH)		34,312,589
NETHERLANDS - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	94,150	2,686,100
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	380,165	122,166,023
TOTAL NETHERLANDS		124,852,123
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (c)	94,239	4,445,254
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)(c)	306,655	3,238,276
TOTAL NORWAY		7,683,530
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	25,649	162,358
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	45,938	370,719
Liberty Latin America Ltd Class C (c)	194,629	1,595,958
TOTAL COMMUNICATION SERVICES		1,966,677
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	235,439	5,645,827
Ofg Bancorp	65,392	2,979,259
Popular Inc	99,205	14,734,919
		23,360,005
Financial Services - 0.0%
EVERTEC Inc	96,759	2,367,693
TOTAL FINANCIALS		25,727,698
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	50,746	1,612,708
TOTAL PUERTO RICO		29,307,083
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	66,825	835,313
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	79,080	8,057,461
TOTAL SINGAPORE		8,892,774
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc (b)	103,788	13,193,531
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	5,851	5,222
TOTAL SWEDEN		13,198,753
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	199,616	6,539,420
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	145,106	8,152,055
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	443,243	94,592,489
TOTAL SWITZERLAND		109,283,964
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	55,177	1,464,398
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	54,119	35,402,485
TOTAL THAILAND		36,866,883
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	610,801	41,791,005
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	1,555	0
F-star Therapeutics Inc rights (c)(d)	1,555	0
Zura Bio Ltd Class A (c)	65,934	283,516
		283,516
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	41,177	31,731
TOTAL HEALTH CARE		315,247
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	53,845	145
Machinery - 0.0%
Luxfer Holdings PLC	40,916	696,800
TOTAL INDUSTRIALS		696,945
TOTAL UNITED KINGDOM		42,803,197
UNITED STATES - 99.6%
Communication Services - 9.6%
Diversified Telecommunication Services - 0.7%
Anterix Inc (c)	28,331	1,813,751
AST SpaceMobile Inc Class A (b)(c)	376,378	42,685,029
AT&T Inc	10,574,458	262,246,558
Atn International Inc	14,891	419,331
Bandwidth Inc Class A (c)	43,133	2,802,351
Cogent Communications Holdings Inc	71,907	1,277,068
Comcast Corp Class A	5,420,621	134,810,844
Elauwit Connection Inc	2,248	16,882
GCI LLC Class A	18,027	402,182
GCI LLC Class C	36,072	806,931
Globalstar Inc (c)	76,632	6,453,181
IDT Corp Class B	30,830	1,700,583
iQSTEL Inc (b)	4,177	4,929
Iridium Communications Inc	158,567	8,210,599
Lumen Technologies Inc (c)	1,425,362	15,664,728
NextPlat Corp (c)	2,274	15,827
Shenandoah Telecommunications Co	68,967	1,100,024
Uniti Group Inc (c)	270,645	3,036,637
Verizon Communications Inc	6,369,840	304,542,051
		788,009,486
Entertainment - 1.1%
AMC Entertainment Holdings Inc Class A (c)	780,021	1,349,436
Angel Studios Inc Class A (c)	124,783	345,649
Atlanta Braves Holdings Inc Class A (c)	36,374	1,949,646
Atlanta Braves Holdings Inc Class C (c)	46,414	2,302,135
Brag House Holdings Inc (c)	19,709	11,234
Cinemark Holdings Inc (b)	155,925	4,365,900
Cineverse Corp (c)	24,178	58,753
CuriosityStream Inc Class A (b)	53,602	153,302
Dolphin Entertainment Inc (c)	12,145	14,695
Electronic Arts Inc	340,063	68,597,508
Gaia Inc Class A (c)	26,722	62,529
Gaxos.ai Inc (c)	9,193	10,848
Kartoon Studios Inc (c)	59,096	41,976
Liberty Media Corp-Liberty Formula One Class A (c)	35,263	2,961,387
Liberty Media Corp-Liberty Formula One Class C (c)	338,655	30,746,487
Lionsgate Studios Corp (c)	346,360	4,970,266
Live Nation Entertainment Inc (c)	238,472	40,161,070
LiveOne Inc (c)	15,485	102,511
Madison Square Garden Entertainment Corp Class A (c)	60,864	4,292,738
Madison Square Garden Sports Corp Class A (c)	27,124	10,152,242
Marcus Corp/The	33,790	638,969
Meridian Holdings Inc (c)	3,747	43,578
Motorsport Games Inc Class A (c)	3,990	16,559
Moving Image Technologies Inc (c)	8,052	4,920
Netflix Inc (c)	6,377,454	548,588,593
Nomadar Corp Class A	7,136	23,906
Playstudios Inc Class A (c)	151,561	84,010
Playtika Holding Corp	93,191	351,330
PodcastOne Inc (c)	9,939	49,099
Reading International Inc Class A (c)	21,609	24,418
Reading International Inc Class B (c)	1,494	12,998
Reservoir Media Inc (c)	52,070	537,362
ROBLOX Corp Class A (c)	999,449	47,124,020
Roku Inc Class A (c)	197,580	25,720,964
Skillz Inc Class A (b)(c)	14,580	136,615
Snail Inc Class A (c)	4,997	4,519
Sphere Entertainment Co Class A (b)(c)	40,212	5,568,558
Starz Entertainment Corp (c)	19,340	452,169
Stubhub Holdings Inc Class A (c)	48,859	481,750
Take-Two Interactive Software Inc (c)	262,899	58,931,440
TKO Group Holdings Inc Class A	100,141	20,546,930
TruGolf Holdings Inc Class A (c)	40	68
Vivid Seats Inc Class A (b)(c)	11,229	97,355
Walt Disney Co/The	2,675,814	272,478,140
Warner Bros Discovery Inc (c)	3,743,308	101,106,749
Warner Music Group Corp Class A	222,002	7,001,943
		1,262,677,274
Interactive Media & Services - 7.5%
Alphabet Inc Class A	8,796,248	3,345,564,964
Alphabet Inc Class C	7,061,660	2,658,220,674
Angi Inc Class A (c)	50,942	298,520
Arena Group Holdings Inc/The (c)	18,220	25,508
Bumble Inc Class A (b)(c)	119,507	378,837
BuzzFeed Inc Class A (c)	41,957	68,390
Cargurus Inc Class A (c)	122,645	3,662,180
Cars.com Inc (c)	84,135	864,908
DHI Group Inc (c)	55,772	196,875
EverQuote Inc Class A (c)	41,614	800,653
fuboTV Inc Class A (b)(c)	44,651	450,529
Getty Images Holdings Inc Class A (b)(c)	61,217	63,666
Giftify Inc (c)	22,806	20,411
HWH International Inc Class A (c)	3,129	3,379
IAC Inc Class A (c)	98,401	4,417,221
Intelligent Protection Management Corp (c)	8,477	16,530
IZEA Worldwide Inc (c)	18,021	66,497
Match Group Inc	356,376	12,875,865
MediaAlpha Inc Class A (c)	49,872	443,861
Meta Platforms Inc Class A	3,303,671	2,089,604,944
Nextdoor Holdings Inc Class A (c)	344,088	726,026
Onfolio Holdings Inc (c)	4,101	2,693
Pinterest Inc Class A (c)	884,412	17,732,461
PSQ Holdings Inc Class A (b)(c)	51,600	33,746
QuinStreet Inc (c)	86,230	1,079,600
Reddit Inc Class A (c)	194,065	34,155,440
Rumble Inc Class A (b)(c)	169,782	1,560,297
Shutterstock Inc	37,293	555,293
Snap Inc Class A (c)	1,669,027	9,530,144
Super League Enterprise Inc (b)(c)	1,077	3,716
System1 Inc Class A (c)	1,725	5,158
Teads Holding Co (b)(c)	46,368	53,323
Travelzoo (c)	10,390	111,277
TripAdvisor Inc Class A (b)(c)	173,003	1,934,174
Trump Media & Technology Group Corp (b)(c)	243,036	2,262,665
Yelp Inc Class A (c)	88,251	2,012,123
Zedge Inc Class B	15,622	46,397
Ziff Davis Inc (b)(c)	59,677	2,689,642
ZipRecruiter Inc Class A (c)	92,671	300,254
ZoomInfo Technologies Inc (c)	406,637	1,354,101
		8,194,192,942
Media - 0.2%
Advantage Solutions Inc Class A (c)	6,557	245,363
AMC Global Media Inc Class A (b)(c)	47,243	459,202
Beasley Broadcast Group Inc Class A (c)	722	10,758
Bloomia Holdings Inc (c)	1,154	4,443
Boston Omaha Corp (c)	33,230	428,002
Cable One Inc (b)(c)	7,034	369,637
Cardlytics Inc (b)(c)	80,837	54,549
Charter Communications Inc Class A (b)(c)	130,062	18,735,431
Clear Channel Outdoor Holdings Inc (c)	481,217	1,159,733
comScore Inc (c)	6,292	50,462
Creative Realities Inc (c)	11,558	42,533
Direct Digital Holdings Inc Class A (c)	37	104
DoubleVerify Holdings Inc (c)	202,345	1,962,747
EchoStar Corp Class A (b)(c)	203,340	26,269,495
Emerald Holding Inc (b)	22,481	112,405
Entravision Communications Corp Class A	96,197	873,469
Eva Live Inc (c)	11,328	36,816
EW Scripps Co/The Class A (c)	103,747	351,702
Fluent Inc (c)	23,879	48,236
Fox Corp Class A	321,484	20,549,257
Fox Corp Class B	193,103	11,082,181
Gray Media Inc	114,954	460,966
Gray Media Inc Class A	8,401	57,630
Harte Hanks Inc (c)	7,138	17,845
Ibotta Inc Class A (b)(c)	20,281	694,624
iHeartMedia Inc Class A (c)	183,389	790,407
John Wiley & Sons Inc Class A (b)	60,211	2,533,679
John Wiley & Sons Inc Class B	2,019	82,880
Lee Enterprises Inc (b)(c)	11,925	130,102
Liberty Broadband Corp Class A (c)	24,990	844,162
Liberty Broadband Corp Class C (c)	178,128	6,013,601
LQR House Inc (c)	28,111	25,362
Magnite Inc (c)	217,206	3,112,562
Marchex Inc Class B (c)	47,198	78,349
Mediaco Holding Inc Class A (c)	5,216	4,423
MNTN Inc Class A (c)	17,056	160,838
National CineMedia Inc (b)	144,817	454,725
New York Times Co/The Class A	244,020	18,352,744
News Corp Class A	619,659	16,173,100
News Corp Class B	131,031	3,907,344
Nexstar Media Group Inc	43,076	7,686,051
NIQ Global Intelligence Plc	76,141	635,016
Omnicom Group Inc (b)	475,325	34,560,881
Optimum Communications Inc Class A (c)	403,154	265,356
Paramount Skydance Corp Class B (b)	469,752	4,984,069
PubMatic Inc Class A (c)	53,912	629,692
Saga Communications Inc Class A	8,466	80,258
Scholastic Corp (b)	30,587	1,238,774
Sinclair Inc Class A (b)	60,056	830,574
Sirius XM Holdings Inc	283,374	8,365,200
SPAR Group Inc (c)	20,193	14,628
Stagwell Inc Class A (b)(c)	164,503	1,153,166
Stran & Co Inc (c)	13,640	28,917
TechTarget Inc (b)(c)	44,603	204,728
TEN Holdings Inc (c)	1,652	2,345
Thryv Holdings Inc (c)	62,724	243,369
Townsquare Media Inc Class A	22,241	146,791
Trade Desk Inc (The) Class A (c)	665,267	14,343,157
Treasure Global Inc (c)	1,940	8,672
Urban One Inc Class A (b)(c)	805	5,305
Urban One Inc Class D (c)	2,193	11,469
USA TODAY Co Inc (c)	187,654	1,465,578
Versant Media Group Inc Class A	219,621	9,474,450
		223,120,314
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	21,696	1,103,459
Gogo Inc (c)	117,750	538,118
Kore Group Holdings Inc (c)	10,553	96,876
Spok Holdings Inc	32,598	345,213
SurgePays Inc (c)	19,614	11,605
T-Mobile US Inc	715,671	134,209,783
Telephone and Data Systems Inc (b)	148,300	5,800,013
		142,105,067
TOTAL COMMUNICATION SERVICES		10,610,105,083
Consumer Discretionary - 9.6%
Automobile Components - 0.1%
Adient PLC (c)	118,348	2,705,435
Aptiv PLC (c)	321,301	21,829,190
BorgWarner Inc	312,680	22,456,678
Cooper-Standard Holdings Inc (c)	26,672	808,962
Dana Inc	169,629	6,006,563
Dauch Corporation (c)	356,511	2,367,233
Dorman Products Inc (c)	41,990	5,203,401
Fox Factory Holding Corp (c)	63,331	1,142,491
Gentex Corp	330,726	7,990,340
Gentherm Inc (c)	46,030	1,596,781
Goodyear Tire & Rubber Co/The (c)	433,162	2,642,288
Holley Inc Class A (c)	85,152	232,465
Kodiak AI Inc (b)(c)	159,162	1,120,500
LCI Industries	36,589	3,988,933
Lear Corp	76,605	10,963,708
Motorcar Parts of America Inc (c)	29,201	322,963
Patrick Industries Inc	50,278	4,551,165
Phinia Inc	57,216	4,420,508
QuantumScape Corp Class A (b)(c)	705,392	6,334,420
Solid Power Inc (b)(c)	284,261	940,904
Standard Motor Products Inc	31,658	1,240,677
Stoneridge Inc (c)	42,179	315,077
Strattec Security Corp (c)	6,332	506,307
Sypris Solutions Inc (c)	19,405	64,231
Versigent PLC	107,079	4,724,325
Visteon Corp (b)	41,230	4,877,097
Worksport Ltd (b)(c)	11,199	8,231
XPEL Inc (c)(e)	38,052	1,739,737
		121,100,610
Automobiles - 1.9%
Aptera Motors Corp Class B	15,734	36,188
Cenntro Inc (b)(c)	951	4,280
Empery Digital Inc (b)(c)	54,405	244,823
Envirotech Vehicles Inc (b)(c)	5,072	10,448
Faraday Future Intelligent Electric Inc Class A (b)(c)	314,041	114,185
FLY-E Group Inc (c)	1,973	3,985
Ford Motor Co	5,919,293	103,232,470
General Motors Co	1,365,260	113,644,242
Harley-Davidson Inc (b)	178,658	4,319,950
Livewire Group Inc (c)	33,273	46,915
Lucid Group Inc (b)(c)	262,187	1,717,325
Massimo Group (c)	6,329	6,145
Rivian Automotive Inc Class A (b)(c)	1,233,562	20,107,061
Tesla Inc (c)	4,248,113	1,851,285,164
Thor Industries Inc	79,861	6,315,408
Winnebago Industries Inc	42,826	1,271,504
Workhorse Group Inc (b)(c)	4,219	16,159
		2,102,376,252
Broadline Retail - 3.8%
1stdibs.Com Inc (c)	39,258	177,446
Amazon.com Inc (c)	14,755,445	3,993,413,636
Dillard's Inc Class A (b)	4,563	2,693,128
eBay Inc	682,721	74,600,925
Eightco Holdings Inc (b)(c)	250,699	232,222
Etsy Inc (c)	149,055	10,123,816
Groupon Inc (b)(c)	43,858	887,247
Kohl's Corp	169,586	2,435,255
Macy's Inc	401,753	8,742,145
Ollie's Bargain Outlet Holdings Inc (c)	92,668	7,564,489
Pattern Group Inc Class A	32,790	616,124
Savers Value Village Inc (b)(c)	56,853	508,834
		4,101,995,267
Distributors - 0.0%
AMCON Distributing Co	413	33,486
Cheetah Net Supply Chain Service Inc Class A (c)	12	19
Educational Development Corp (c)	8,416	12,287
Genuine Parts Co	210,266	20,753,254
GigaCloud Technology Inc Class A (c)	38,959	1,404,082
Gold.com Inc	30,602	1,294,771
LKQ Corp	387,030	10,496,254
Pool Corp	49,530	8,984,742
Weyco Group Inc	9,425	332,608
		43,311,503
Diversified Consumer Services - 0.1%
ADT Inc	881,088	5,912,100
American Public Education Inc (c)	27,271	1,349,096
Amesite Inc (c)	4,846	6,833
Beachbody Co Inc/The Class A (c)	4,811	52,632
Bright Horizons Family Solutions Inc (c)	85,403	5,347,936
Carriage Services Inc	23,716	976,862
Chegg Inc (c)	169,451	221,981
Coursera Inc (b)(c)	330,722	1,782,592
Covista Inc (c)	52,121	6,139,854
Driven Brands Holdings Inc (c)	89,486	1,238,486
Duolingo Inc Class A (c)	60,474	6,734,385
Frontdoor Inc (c)	108,869	6,757,499
Graham Holdings Co Class B	5,125	5,623,611
Grand Canyon Education Inc (c)	41,701	6,248,895
H&R Block Inc	191,631	7,375,877
KinderCare Learning Cos Inc (b)(c)	48,242	185,249
Laureate Education Inc (c)	202,467	6,476,919
Legacy Education Inc (b)(c)	13,260	147,319
Liberty Live Holdings Inc Class A	26,202	2,523,777
Liberty Live Holdings Inc Class C	80,189	7,946,730
Lincoln Educational Services Corp (c)	44,411	2,057,118
Matthews International Corp Class A (b)	47,236	1,253,643
McGraw Hill Inc (b)	37,622	452,969
Nerdy Inc Class A (b)(c)	112,950	92,924
Perdoceo Education Corp	91,372	2,958,625
Phoenix Education Partners Inc	6,636	200,673
Regis Corp (c)	3,726	105,222
Service Corp International/US	210,199	15,804,863
Strategic Education Inc	35,213	2,702,598
Stride Inc (c)	63,466	5,862,989
Universal Technical Institute Inc (b)(c)	76,508	2,862,164
WW International Inc (b)	15,091	250,812
XWELL Inc (c)	7,323	9,154
		107,662,387
Hotels, Restaurants & Leisure - 1.6%
Accel Entertainment Inc Class A (c)	87,893	1,045,048
Airbnb Inc Class A (c)	639,777	85,288,672
All In FutureTech Alliance Inc (c)	25,005	13,552
Aramark	396,921	21,187,643
Ark Restaurants Corp (c)	2,845	18,008
Aureus Greenway Holdings Inc (b)(c)	13,331	55,990
Bally's Corp (b)(c)	10,252	145,373
Biglari Holdings Inc Class A (b)(c)	142	211,523
Biglari Holdings Inc Class B (c)	667	193,750
BJ's Restaurants Inc (c)	31,934	1,502,495
Black Rock Coffee Bar Inc Class A	25,405	211,370
Bloomin' Brands Inc	116,473	983,032
Booking Holdings Inc	1,217,206	203,796,801
Boyd Gaming Corp	87,197	7,209,448
Brinker International Inc (c)	65,779	9,365,614
BT Brands Inc (c)	4,344	4,908
Caesars Entertainment Inc (c)	308,313	8,956,493
Canterbury Park Holding Corp	3,931	62,267
Carnival Corp Ltd	1,941,958	54,491,341
Cava Group Inc (b)(c)	150,704	11,703,673
Century Casinos Inc (c)	38,730	52,673
Cheesecake Factory Inc/The (b)	69,308	4,577,100
Chipotle Mexican Grill Inc (c)	1,967,224	62,675,757
Choice Hotels International Inc (b)	31,187	3,395,641
Churchill Downs Inc	100,025	8,723,180
Cracker Barrel Old Country Store Inc (b)	33,921	1,147,208
Darden Restaurants Inc	173,938	35,467,698
Dave & Buster's Entertainment Inc (b)(c)	40,982	547,929
Dine Brands Global Inc (b)	22,087	693,090
Domino's Pizza Inc	46,922	14,573,035
DoorDash Inc Class A (c)	564,677	89,947,399
DraftKings Inc Class A (c)	747,843	18,314,675
Dutch Bros Inc Class A (c)	191,912	11,130,896
El Pollo Loco Holdings Inc (c)	39,372	585,462
Expedia Group Inc Class A (b)	176,736	39,905,221
First Watch Restaurant Group Inc (c)	69,423	807,389
Flanigan's Enterprises Inc	968	32,912
Flutter Entertainment PLC (c)	264,765	25,676,910
Full House Resorts Inc (c)	47,736	119,340
GEN Restaurant Group Inc Class A (b)	6,248	12,932
Global Business Travel Group I Class A (c)	182,207	1,701,813
Good Times Restaurants Inc (c)	11,578	14,935
High Roller Technologies Inc (b)(c)	8,072	44,154
Hilton Grand Vacations Inc (c)	90,396	4,702,400
Hilton Worldwide Holdings Inc	346,248	113,451,620
Hyatt Hotels Corp Class A (b)	62,446	11,325,207
Inspired Entertainment Inc (c)	38,172	293,924
Jack in the Box Inc (b)(c)	29,084	362,096
Krispy Kreme Inc (c)	143,381	504,701
Kura Sushi USA Inc Class A (b)(c)	9,626	540,885
Las Vegas Sands Corp	456,573	23,088,897
Life Time Group Holdings Inc (c)	229,800	7,601,784
Lindblad Expeditions Holdings Inc (c)	67,172	1,541,597
Lucky Strike Entertainment Corp Class A (b)	23,241	190,344
Marriott International Inc/MD Class A1	332,178	124,766,057
Marriott Vacations Worldwide Corp (b)	41,931	3,559,103
McDonald's Corp	1,075,617	300,312,266
MGM Resorts International (c)	289,630	12,648,142
Monarch Casino & Resort Inc	18,289	2,199,435
Nathan's Famous Inc	3,814	384,833
Navan Inc Class A (c)	56,565	1,208,794
Noodles & Co Class A (c)	6,539	82,391
Norwegian Cruise Line Holdings Ltd (c)	687,724	12,612,858
ONE Group Hospitality Inc/The (c)	35,733	71,645
Papa John's International Inc (b)	49,632	1,697,911
Penn Entertainment Inc (c)	192,535	3,625,434
Planet Fitness Inc Class A (c)	125,318	6,705,766
Portillo's Inc Class A (b)(c)	109,515	469,819
Pursuit Attractions and Hospitality Inc (c)	32,478	1,454,040
Rave Restaurant Group Inc (c)	16,394	49,838
Rci Hospitality Holdings Inc	11,048	280,288
Red Robin Gourmet Burgers Inc (b)(c)	23,507	118,945
Red Rock Resorts Inc Class A	73,202	4,273,533
Royal Caribbean Cruises Ltd	380,040	108,170,785
Rush Street Interactive Inc Class A (c)	161,253	4,086,151
Sabre Corp (c)	598,501	1,053,362
Serve Robotics Inc (b)(c)	90,803	849,008
Shake Shack Inc Class A (c)	60,845	3,912,942
SHARPLINK INC (b)(c)	297,566	1,818,128
Six Flags Entertainment Corp (b)(c)	153,450	3,223,985
Sports Entertainment Gaming Global Corp (b)(c)	15,350	25,942
Starbucks Corp	1,720,860	170,640,478
Sweetgreen Inc Class A (b)(c)	161,282	1,606,369
Target Hospitality Corp (c)	48,307	838,610
Texas Roadhouse Inc	99,917	18,047,009
Travel + Leisure Co	97,225	6,611,300
United Parks & Resorts Inc (b)(c)	41,205	1,653,557
Vail Resorts Inc (b)	54,151	7,234,574
Venu Holding Corp Class A (c)	47,501	175,754
Vestand Inc Class A (c)	10,498	4,329
Wendy's Co/The (b)	239,868	1,846,984
Wingstop Inc	41,982	6,589,495
Wyndham Hotels & Resorts Inc	114,114	9,158,790
Wynn Resorts Ltd	127,455	12,900,995
Xponential Fitness Inc Class A (b)(c)	41,736	229,131
Yum! Brands Inc	419,228	62,024,783
		1,789,421,364
Household Durables - 0.3%
Algorhythm Holdings Inc (b)(c)	6,275	4,868
Aterian Inc (c)	8,030	8,833
Bassett Furniture Industries Inc	13,244	198,130
Beazer Homes USA Inc (c)	40,724	1,033,982
Cavco Industries Inc (c)	11,723	6,289,624
Century Communities Inc	38,294	2,022,689
Champion Homes Inc (c)	83,536	6,150,756
Cricut Inc Class A	73,442	304,784
DR Horton Inc	406,965	59,860,483
Dream Finders Homes Inc Class A (b)(c)	43,500	672,510
Emerson Radio Corp (c)	5,384	2,274
Ethan Allen Interiors Inc	35,573	733,515
Flexsteel Industries Inc	5,752	331,430
Garmin Ltd	246,933	57,762,567
Gopro Inc Class A (c)	198,689	248,361
Green Brick Partners Inc (c)	45,997	3,093,758
Hamilton Beach Brands Holding Co Class A	9,587	194,616
Helen of Troy Ltd (c)	34,954	948,652
Hooker Furnishings Corp	16,184	193,722
Hovnanian Enterprises Inc Class A (c)	7,042	777,155
Installed Building Products Inc	34,213	7,184,046
KB Home	95,573	4,669,697
Koss Corp (c)	7,407	30,221
La-Z-Boy Inc (b)	62,368	2,343,789
Legacy Housing Corp (c)	13,716	329,321
Leggett & Platt Inc	204,705	2,102,320
Lennar Corp Class A	322,923	28,992,027
Lennar Corp Class B (b)	16,874	1,486,262
LGI Homes Inc (c)	30,735	1,469,440
Lifetime Brands Inc	19,213	164,271
Live Ventures Inc (c)	1,384	14,186
Lovesac Co/The (b)(c)	21,082	324,241
M/I Homes Inc (c)	39,432	5,190,040
Meritage Homes Corp	101,098	6,595,634
Mohawk Industries Inc (c)	78,365	8,417,968
Newell Brands Inc (b)	635,520	2,160,768
NVR Inc (c)	4,217	25,743,942
PulteGroup Inc	290,189	34,294,536
Purple Innovation Inc Class A (c)	76,384	30,653
SharkNinja Inc (c)	106,590	12,992,255
Smith Douglas Homes Corp Class A (b)(c)	13,708	163,948
Somnigroup International Inc	317,032	22,449,036
Sonos Inc (c)	182,494	2,879,755
Taylor Morrison Home Corp (c)	147,348	8,619,858
Toll Brothers Inc	143,024	19,814,545
TopBuild Corp (c)	42,152	17,597,617
Traeger Inc (c)	1,735	120,687
Universal Electronics Inc (c)	15,788	65,678
Whirlpool Corp (b)	96,011	4,168,798
XMAX Inc (b)(c)	64,945	555,280
Yunhong Green CTI Ltd (b)(c)	1,867	6,628
		361,810,156
Leisure Products - 0.1%
Acushnet Holdings Corp (b)	41,551	3,688,898
American Outdoor Brands Inc (b)(c)	18,294	185,410
Brunswick Corp/DE	98,202	8,225,400
Callaway Golf Co (c)	211,126	3,251,340
Clarus Corp	46,479	142,458
Escalade Inc	12,186	228,731
Funko Inc Class A (c)	58,681	333,308
Hasbro Inc	201,248	17,341,541
Interactive Strength Inc (c)	143	115
JAKKS Pacific Inc (b)	13,875	306,499
Johnson Outdoors Inc Class A	8,932	399,796
Latham Group Inc (c)	70,371	371,559
Malibu Boats Inc Class A (c)	28,179	773,795
MasterCraft Boat Holdings Inc (c)	23,135	538,814
Mattel Inc (c)	469,211	7,010,012
Newton Golf Company Inc (c)	5,368	5,475
Peloton Interactive Inc Class A (b)(c)	619,038	3,961,843
Polaris Inc (b)	80,810	5,702,762
Smith & Wesson Brands Inc	67,415	1,026,056
Sturm Ruger & Co Inc	24,078	941,209
Tron Inc (b)(c)	34,779	69,558
YETI Holdings Inc (c)	117,502	5,636,571
		60,141,150
Specialty Retail - 1.5%
1-800-Flowers.com Inc Class A (b)(c)	38,505	175,968
Abercrombie & Fitch Co Class A (c)	69,276	5,349,493
Academy Sports & Outdoors Inc (b)	100,763	5,320,286
Advance Auto Parts Inc (b)	90,720	5,464,973
aka Brands Holding Corp (c)	874	8,259
America's Car-Mart Inc/TX (c)	11,974	147,160
American Eagle Outfitters Inc	238,304	3,765,203
Arhaus Inc Class A	82,041	555,418
Arko Corp	117,713	913,453
ARKO Petroleum Corp Class A	16,726	318,129
Asbury Automotive Group Inc (c)	29,330	5,505,534
AutoNation Inc (c)	39,250	7,368,010
AutoZone Inc (c)	25,023	73,447,259
BARK Inc (b)(c)	8,600	86,774
Barnes & Noble Education Inc (b)(c)	33,999	352,230
Bath & Body Works Inc	309,436	6,194,909
Bed Bath & Beyond Inc (b)(c)	108,757	666,680
Best Buy Co Inc	294,458	22,953,001
Bob's Discount Furniture Inc	29,598	402,533
Boot Barn Holdings Inc (c)	45,963	7,807,735
Brilliant Earth Group Inc Class A	23,549	29,907
Buckle Inc/The	45,510	2,087,544
Build-A-Bear Workshop Inc (b)	18,141	675,027
Burlington Stores Inc (c)	93,905	30,409,256
Caleres Inc	51,527	750,233
Camping World Holdings Inc Class A	95,633	700,990
CarMax Inc (c)	214,173	9,556,399
Carparts Com Inc (c)	9,454	52,375
Carvana Co Class A (c)	1,068,101	77,971,373
Cato Corp/The Class A (c)	21,800	70,632
Chewy Inc Class A (c)	360,344	8,122,154
Children's Place Inc/The (b)(c)	13,021	54,428
Citi Trends Inc (c)	10,440	480,344
Designer Brands Inc Class A (b)	54,701	422,292
Destination XL Group Inc (c)	67,938	49,323
Dick's Sporting Goods Inc	100,295	22,824,133
Digital Brands Group Inc (b)(c)	11,923	5,770
Duluth Holdings Inc Class B (c)	21,063	70,561
Envela Corp (c)	10,222	260,252
EVgo Inc Class A (b)(c)	203,774	452,378
Five Below Inc (c)	83,294	18,937,724
Floor & Decor Holdings Inc Class A (c)	162,840	8,369,976
GameStop Corp Class A (b)(c)	622,635	13,187,409
Gap Inc/The	342,828	7,250,812
Genesco Inc (c)	15,046	577,315
Grabagun Digital Holdings Inc	30,417	82,734
Group 1 Automotive Inc	17,808	5,633,383
Grove Collaborative Holdings Inc Class A (b)(c)	36,174	42,324
GrowGeneration Corp (c)	80,715	143,673
Haverty Furniture Cos Inc (b)	20,192	468,253
Haverty Furniture Cos Inc Class A	1,086	25,184
Home Depot Inc/The	1,503,653	476,868,513
J Jill Inc (b)	11,367	144,020
Lands' End Inc (c)	16,309	191,631
Leslie's Inc (b)(c)	9,996	38,185
Lithia Motors Inc	36,609	10,649,192
Lowe's Cos Inc	847,237	181,613,723
Lulu's Fashion Lounge Holdings Inc (c)	1,817	16,934
MarineMax Inc (c)	29,304	1,009,230
Monro Inc (b)	45,813	753,624
Murphy USA Inc	25,513	12,910,343
National Vision Holdings Inc (c)	119,873	2,007,873
NextBoat Inc	4,981	13,200
O'Reilly Automotive Inc (c)	1,271,506	110,468,441
OneWater Marine Inc Class A (c)	20,481	225,496
Outdoor Holding Co (c)	159,135	327,818
Penske Automotive Group Inc (b)	27,850	4,661,255
Petco Health & Wellness Co Inc Class A (c)	136,561	411,049
PetMed Express Inc (c)	28,931	62,780
RealReal Inc/The (c)	148,017	1,426,884
Rent the Runway Inc Class A (c)	38,115	150,554
Revolve Group Inc Class A (c)	61,204	1,199,598
RH (c)	23,267	3,454,917
RideNow Group Inc Class B (c)	36,092	291,262
Ross Stores Inc	488,476	113,194,543
Sally Beauty Holdings Inc (c)	146,487	1,945,347
Shoe Carnival Inc (b)	27,418	485,299
Signet Jewelers Ltd	61,503	5,374,747
Sleep Number Corp (b)(c)	34,365	40,894
Sonic Automotive Inc Class A	22,406	1,851,184
Sportsman's Warehouse Holdings Inc (c)	57,445	75,827
Stitch Fix Inc Class A (c)	180,562	642,801
Tandy Leather Factory Inc	6,249	14,685
ThredUp Inc Class A (c)	148,986	692,785
Tilly's Inc Class A (b)(c)	35,243	157,184
TJX Cos Inc/The	1,677,133	259,536,332
Torrid Holdings Inc (b)(c)	29,499	47,198
Tractor Supply Co	798,311	25,170,746
Ulta Beauty Inc (c)	67,002	34,093,968
Upbound Group Inc	79,456	1,526,350
Urban Outfitters Inc (c)	81,279	5,904,919
Valvoline Inc (b)(c)	192,204	6,486,885
Victoria's Secret & Co (c)	121,238	6,668,090
Warby Parker Inc Class A (c)	150,210	3,683,149
Wayfair Inc Class A (c)	161,407	11,663,270
Williams-Sonoma Inc	180,325	36,708,760
Winmark Corp	4,453	1,685,772
Xcel Brands Inc (c)	4,127	9,203
Zumiez Inc (c)	19,942	491,171
		1,683,614,796
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds Inc Class A (b)(c)	7,663	31,572
Capri Holdings Ltd (c)	179,628	3,324,914
Carter's Inc	55,120	2,127,081
Columbia Sportswear Co (b)	38,297	2,534,495
Crocs Inc (c)	75,878	9,004,442
Crown Crafts Inc	14,938	42,872
Culp Inc (c)	15,977	49,529
Deckers Outdoor Corp (c)	214,381	24,407,277
Figs Inc Class A (c)	235,956	2,774,843
Fossil Group Inc (b)(c)	76,990	337,216
G-III Apparel Group Ltd	55,995	1,810,318
Kontoor Brands Inc	77,297	5,547,606
Lakeland Industries Inc (b)	14,411	155,927
Levi Strauss & Co Class A	147,256	3,416,339
Lululemon Athletica Inc (c)	161,229	21,150,020
Movado Group Inc	23,822	911,906
NIKE Inc Class B	1,799,939	83,211,181
Oxford Industries Inc (b)	21,269	949,023
Playboy Inc (c)	97,807	133,996
PVH Corp	69,163	6,451,525
Ralph Lauren Corp Class A	58,367	21,239,751
Rocky Brands Inc (b)	11,317	437,515
Steven Madden Ltd	109,764	4,768,148
Superior Group of Cos Inc	16,682	213,363
Tapestry Inc	305,742	44,473,231
Under Armour Inc Class A (b)(c)	241,316	1,416,525
Under Armour Inc Class C (b)(c)	226,861	1,299,913
Unifi Inc (c)	23,154	91,921
Vera Bradley Inc (c)	32,102	106,258
VF Corp	496,333	8,527,001
Vince Holding Corp (c)	4,579	20,193
Wolverine World Wide Inc	123,944	2,175,217
		253,141,118
TOTAL CONSUMER DISCRETIONARY		10,624,574,603
Consumer Staples - 4.3%
Beverages - 0.9%
Amaze Holdings Inc (b)(c)	26,118	3,980
Boston Beer Co Inc/The Class A (c)	11,632	2,062,121
Brown-Forman Corp Class A	104,174	2,784,571
Brown-Forman Corp Class B (b)	237,744	6,114,776
Celsius Holdings Inc (c)	241,504	8,034,838
Coca-Cola Co/The	5,847,457	462,007,578
Coca-Cola Consolidated Inc	85,416	14,799,176
Constellation Brands Inc Class A	212,174	29,453,995
IP Strategy Holdings Inc (b)(c)	668	3,220
Keurig Dr Pepper Inc	2,052,282	61,630,028
MGP Ingredients Inc	21,349	376,810
Molson Coors Beverage Co Class B (b)	256,206	10,127,823
Monster Beverage Corp (c)	1,077,178	94,877,838
National Beverage Corp (c)	35,223	1,302,899
PepsiCo Inc	2,064,260	297,645,649
Primo Brands Corp Class A	375,577	9,314,310
Reed's Inc (c)	6,636	11,348
Splash Beverage Group Inc (c)	1,408	240
Vita Coco Co Inc/The (c)	66,252	4,977,513
Willamette Valley Vineyards Inc (c)	4,861	13,271
Zevia PBC Class A (c)	50,741	78,649
		1,005,620,633
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	559,343	8,731,344
Andersons Inc/The	50,737	3,581,525
BJ's Wholesale Club Holdings Inc (c)	197,652	16,855,763
Casey's General Stores Inc	55,981	42,945,264
Chefs' Warehouse Inc/The (c)	54,689	4,185,896
Costco Wholesale Corp	670,432	641,147,530
Dollar General Corp	332,537	36,781,918
Dollar Tree Inc (c)	279,348	32,527,281
Grocery Outlet Holding Corp (b)(c)	148,985	1,267,862
Healthy Choice Wellness Corp Class A (c)	5,184	1,726
HF Foods Group Inc (c)	59,894	116,793
Ingles Markets Inc Class A	20,448	1,808,830
Kroger Co/The	879,522	54,662,292
Mangoceuticals Inc (c)	14,438	6,208
Maplebear Inc (c)	277,688	11,051,982
Natural Grocers by Vitamin Cottage Inc (b)	16,196	475,515
Performance Food Group Co (c)	237,243	23,294,890
PriceSmart Inc	38,143	6,483,929
Reborn Coffee Inc (c)	3,685	7,407
Sprouts Farmers Market Inc (c)	147,093	12,152,824
SRX Health Solutions Inc (c)	11,682	1,291
Sysco Corp	723,332	54,835,799
Target Corp	684,043	86,921,344
United Natural Foods Inc (c)	92,013	4,724,868
US Foods Holding Corp (c)	333,029	27,258,424
Village Super Market Inc Class A	14,298	664,285
Walmart Inc	6,621,221	766,406,331
Weis Markets Inc	14,313	1,044,420
		1,839,943,541
Food Products - 0.4%
Alico Inc	9,202	374,061
Arcadia Biosciences Inc (c)	1,716	1,656
Archer-Daniels-Midland Co	725,854	57,908,632
B&G Foods Inc (b)	123,022	503,160
Barfresh Food Group Inc (c)	11,477	26,168
Beyond Meat Inc (b)(c)	687,300	541,936
BranchOut Food Inc (c)	14,043	48,448
BRC Inc Class A (c)	144,447	236,893
Bridgford Foods Corp (c)	2,387	18,499
Buda Juice Inc	3,655	32,643
Bunge Global SA	204,410	25,203,753
Cal-Maine Foods Inc (b)	67,739	5,061,458
Campbell's Company/The (b)	297,641	6,283,202
Coffee Holding Co Inc	7,288	31,484
Conagra Brands Inc	724,995	9,627,934
Darling Ingredients Inc (c)	238,821	14,114,321
Edible Garden AG Inc (c)	131	32
Flowers Foods Inc (b)	322,050	2,460,462
Fresh Del Monte Produce Inc	49,857	1,602,404
Freshpet Inc (c)	73,736	3,804,778
General Mills Inc	806,680	27,273,851
Hain Celestial Group Inc (c)	134,295	106,456
Hershey Co/The	223,805	43,424,884
Hormel Foods Corp	440,914	10,242,432
Ingredion Inc	95,019	9,638,727
J & J Snack Foods Corp	23,072	1,756,241
JM Smucker Co	161,206	16,636,459
John B Sanfilippo & Son Inc	13,628	1,020,873
Kraft Heinz Co/The	1,288,523	30,937,437
Laird Superfood Inc (c)	12,580	44,156
Lamb Weston Holdings Inc	209,835	9,060,675
Lifeway Foods Inc (c)	9,070	216,138
Limoneira Co	24,569	312,518
Local Bounti Corp (c)	6,334	10,958
Mama's Creations Inc (c)	57,750	796,950
Marzetti Company/The	30,691	3,435,551
McCormick & Co Inc/MD	383,152	18,149,910
Mission Produce Inc (c)	89,483	996,841
Mondelez International Inc	1,936,175	118,435,825
Once Upon a Farm PBC (b)(c)	16,502	254,956
Pilgrim's Pride Corp	64,325	1,821,041
Post Holdings Inc (c)	63,605	5,841,483
Rocky Mountain Chocolate Factory Inc (c)	7,317	14,414
Sadot Group Inc (c)	76	207
Seaboard Corp (b)	390	1,981,953
Seneca Foods Corp Class A (c)	7,700	1,107,183
Seneca Foods Corp Class B (c)	27	3,863
Simply Good Foods Co/The (c)	128,873	1,484,617
Tootsie Roll Industries Inc Class A	30,456	1,148,496
Tyson Foods Inc Class A	425,996	25,994,276
Utz Brands Inc Class A	119,556	875,150
Vital Farms Inc (b)(c)	56,347	564,033
Westrock Coffee Co (c)	56,018	449,825
		461,920,303
Household Products - 0.7%
Central Garden & Pet Co (c)	47,119	1,813,139
Central Garden & Pet Co Class A (c)	38,163	1,302,503
Church & Dwight Co Inc	357,515	34,189,159
Clorox Co/The	182,657	16,442,783
Colgate-Palmolive Co	1,217,074	109,694,880
Energizer Holdings Inc	92,425	1,683,984
Kimberly-Clark Corp (b)	501,499	48,946,302
Oil-Dri Corp of America	15,665	1,200,879
Procter & Gamble Co/The	3,510,442	503,959,054
Reynolds Consumer Products Inc	83,154	1,801,947
Spectrum Brands Holdings Inc (b)	35,102	2,762,176
WD-40 Co	20,402	4,079,788
		727,876,594
Personal Care Products - 0.1%
AXIL Brands Inc (b)(c)	5,552	37,254
BellRing Brands Inc (c)	177,085	1,480,431
Bonk Inc (b)(c)	6,914	13,344
Caring Brands Inc (c)	5,802	6,440
Coty Inc Class A (c)	560,105	1,193,024
Edgewell Personal Care Co (b)	70,737	1,239,312
elf Beauty Inc (b)(c)	89,209	4,995,704
Estee Lauder Cos Inc/The Class A	373,398	33,213,752
FitLife Brands Inc (c)	5,942	60,727
Herbalife Ltd (c)	155,858	1,864,062
Honest Co Inc/The (b)(c)	152,492	533,722
Interparfums Inc	27,605	2,605,084
Kenvue Inc	2,893,826	50,005,313
Lifevantage Corp (b)	15,967	125,660
Mannatech Inc (b)(c)	1,681	9,582
Medifast Inc (b)(c)	15,150	189,830
Natural Alternatives International Inc (c)	5,665	14,389
Nature's Sunshine Products Inc (c)	21,188	450,881
Niagen Bioscience Inc (c)	85,062	328,339
Nu Skin Enterprises Inc Class A	72,811	421,576
Olaplex Holdings Inc (b)(c)	192,378	392,451
SkinHealth Systems Inc Class A (b)(c)	121,959	94,372
Synergy CHC Corp (b)(c)	5,823	1,565
United-Guardian Inc	5,228	36,178
Upexi Inc (b)(c)	79,273	94,335
USANA Health Sciences Inc (c)	16,211	296,661
		99,703,988
Tobacco - 0.5%
Altria Group Inc	2,535,538	176,422,734
Ispire Technology Inc (c)	30,151	54,573
Philip Morris International Inc	2,351,285	417,070,933
Turning Point Brands Inc	28,817	2,447,428
Universal Corp/VA	37,731	1,957,107
		597,952,775
TOTAL CONSUMER STAPLES		4,733,017,834
Energy - 3.2%
Energy Equipment & Services - 0.3%
Archrock Inc	264,774	8,867,281
Atlas Energy Solutions Inc (b)	116,298	1,941,014
Baker Hughes Co Class A	1,492,672	95,351,887
Bristow Group Inc	37,910	1,578,572
Cactus Inc Class A	104,026	6,037,669
Core Laboratories Inc (b)	70,501	963,749
Dawson Geophysical Co (c)	9,109	35,434
DMC Global Inc (c)	26,102	177,755
Drilling Tools International Corp (c)	23,527	65,405
Energy Services of America Corp	18,681	278,907
Expro Group Holdings NV (c)	152,788	2,256,679
Flowco Holdings Inc Class A	45,775	1,070,677
Forum Energy Technologies Inc (c)	17,162	861,876
Geospace Technologies Corp (c)	19,779	164,166
Halliburton Co	1,265,048	49,147,115
Helix Energy Solutions Group Inc (c)	206,906	1,934,571
Helmerich & Payne Inc	150,886	5,756,301
Innovex International Inc (c)	58,293	1,557,006
KLX Energy Services Holdings Inc (c)	22,863	62,645
Kodiak Gas Services Inc	140,981	9,424,580
Liberty Energy Inc Class A	244,765	7,161,824
Mammoth Energy Services Inc (c)	36,458	122,134
MIND Technology Inc (b)(c)	13,852	93,501
Nabors Industries Ltd (c)	22,116	2,048,605
Natural Gas Services Group Inc	16,465	647,075
NCS Multistage Holdings Inc (c)	1,253	53,102
Noble Corp PLC	190,115	8,836,545
NOV Inc	544,346	10,865,146
Oceaneering International Inc (c)	150,714	5,761,796
Oil States International Inc (c)	84,284	716,414
Patterson-UTI Energy Inc (b)	522,346	5,855,499
ProFrac Holding Corp Class A (c)	33,054	201,960
ProPetro Holding Corp (c)	143,823	2,194,739
Ranger Energy Services Inc Class A	23,227	359,089
RPC Inc (b)	135,422	896,494
SEACOR Marine Holdings Inc (c)	31,477	237,651
Select Water Solutions Inc Class A	170,231	3,052,242
SLB Ltd	2,258,704	123,212,304
Smart Sand Inc	45,841	196,658
Solaris Energy Infrastructure Inc Class A	69,297	4,818,913
TETRA Technologies Inc (c)	201,975	2,066,204
Tidewater Inc (c)	69,623	5,116,594
Transocean Ltd (c)	1,498,100	9,273,239
Valaris Ltd (c)	97,253	9,008,545
Weatherford International PLC	108,281	11,222,243
		401,551,805
Oil, Gas & Consumable Fuels - 2.9%
Abundia Global Impact Group Inc (b)(c)	7,084	8,288
Aemetis Inc (c)	93,083	237,362
American Resources Corp (b)(c)	115,397	253,873
Amplify Energy Corp (c)	52,313	242,209
Antero Midstream Corp	499,955	10,479,057
Antero Resources Corp (c)	442,618	15,823,594
APA Corp	535,720	19,516,280
Barnwell Industries Inc (b)(c)	5,920	6,157
Battalion Oil Corp (b)(c)	11,963	17,346
California Resources Corp	118,718	7,038,790
Calumet Inc (c)	96,873	3,436,085
Centrus Energy Corp Class A (b)(c)	28,624	5,223,021
Cheniere Energy Inc	325,055	73,091,867
Chevron Corp	2,831,374	516,612,500
Chord Energy Corp	85,955	11,334,886
Clean Energy Fuels Corp (c)	262,227	534,943
Clean Energy Technologies Inc (c)	6,116	4,500
CNX Resources Corp (c)	214,772	7,235,669
Comstock Inc (b)(c)	107,970	448,076
Comstock Resources Inc (b)(c)	119,625	1,594,601
ConocoPhillips	1,850,601	210,931,502
Core Natural Resources Inc	77,404	6,845,610
Crescent Energy Co Class A	367,326	4,246,289
CVR Energy Inc	45,561	1,513,536
Delek US Holdings Inc	90,694	4,036,790
Devon Energy Corp	1,738,851	77,361,481
Diamondback Energy Inc	293,161	56,134,468
Diversified Energy Co (b)	95,042	1,382,861
Dorian LPG Ltd	55,469	2,230,963
DT Midstream Inc	153,496	21,486,370
Empire Petroleum Corp (b)(c)	33,708	85,618
EOG Resources Inc	819,580	109,315,580
EON Resources Inc Class A (b)(c)	64,243	37,723
Epsilon Energy Ltd (b)	39,044	220,989
EQT Corp	942,569	51,775,315
Evolution Petroleum Corp (b)	48,562	205,903
Excelerate Energy Inc Class A	36,223	1,193,186
Expand Energy Corp	359,776	33,451,972
Exxon Mobil Corp	6,312,226	916,913,949
FutureFuel Corp (b)	40,044	165,782
Gevo Inc (c)	357,904	665,701
Granite Ridge Resources Inc (b)	99,885	485,441
Green Plains Inc (c)	105,428	1,652,057
Gulfport Energy Corp (c)	23,595	3,977,881
HF Sinclair Corp	236,157	16,505,013
HighPeak Energy Inc Class A	36,698	260,556
Infinity Natural Resources Inc Class A (b)(c)	23,638	320,295
International Seaways Inc	61,210	4,724,800
Kinder Morgan Inc	2,956,919	91,901,043
Kinetik Holdings Inc Class A	68,772	3,160,073
Lightbridge Corp (c)	49,244	565,321
Magnolia Oil & Gas Corp Class A	272,999	7,469,253
Marathon Petroleum Corp	445,554	110,840,469
Matador Resources Co	176,484	9,459,542
Mexco Energy Corp	1,277	11,174
Murphy Oil Corp	202,826	7,340,273
NACCO Industries Inc Class A	6,685	338,261
New Era Energy & Digital Inc (b)(c)	63,342	302,141
New Fortress Energy Inc Class A (b)(c)	186,219	104,432
NextDecade Corp (b)(c)	212,327	1,679,507
NextNRG Inc (c)	47,915	30,785
Northern Oil & Gas Inc	158,351	3,447,301
Occidental Petroleum Corp	1,086,340	61,519,434
ONEOK Inc	950,504	79,785,306
OPAL Fuels Inc Class A (c)	33,804	76,397
Ovintiv Inc	419,289	23,496,956
Par Pacific Holdings Inc (c)	75,932	4,264,341
PBF Energy Inc Class A	125,448	5,105,734
Peabody Energy Corp	183,734	4,970,005
PEDEVCO Corp (c)	2,175	27,949
Permian Resources Holdings Inc/DE Class A	1,118,142	21,501,871
Phillips 66	608,575	107,036,171
Prairie Operating Co (b)(c)	59,234	52,878
PrimeEnergy Resources Corp (b)(c)	992	163,303
Range Resources Corp	357,777	13,935,414
REX American Resources Corp (c)	42,667	1,995,109
Riley Exploration Permian Inc	15,425	513,036
Ring Energy Inc (c)	240,546	310,304
Sable Offshore Corp (b)(c)	186,230	2,728,270
SandRidge Energy Inc	47,905	702,766
Sky Quarry Inc (b)(c)	3,024	6,804
SM Energy Co	341,938	10,500,916
Stabilis Solutions Inc (c)	6,035	22,209
Summit Midstream Corp Class A (c)	15,969	425,574
Talos Energy Inc (c)	190,301	2,791,716
Targa Resources Corp	324,134	82,676,859
Texas Pacific Land Corp (b)	87,471	34,376,103
Trio Petroleum Corp (b)(c)	12,867	4,683
Ur-Energy Inc (United States) (c)	519,359	841,362
Uranium Energy Corp (c)	730,238	10,055,377
US Energy Corp (b)(c)	22,719	22,719
VAALCO Energy Inc	158,929	829,609
Valero Energy Corp	460,690	112,786,126
Venture Global Inc Class A	724,456	8,722,450
Verde Clean Fuels Inc Class A (c)	4,996	7,794
Viper Energy Inc Class A	280,781	12,775,536
Vitesse Energy Inc (b)	43,720	755,482
W&T Offshore Inc (b)	148,961	548,176
Williams Cos Inc/The	1,844,451	131,675,357
World Kinect Corp (b)	83,939	2,418,283
XCF Global Inc Class A (b)	188,787	93,657
		3,178,438,346
TOTAL ENERGY		3,579,990,151
Financials - 11.6%
Banks - 3.4%
1st Source Corp	27,492	2,029,459
ACNB Corp (b)	15,763	855,773
Affinity Bancshares Inc (c)	6,446	144,842
Amalgamated Financial Corp	32,105	1,331,715
Amerant Bancorp Inc Class A	57,478	1,305,900
Ameris Bancorp	96,582	8,142,828
AmeriServ Financial Inc	22,309	84,774
Ames National Corp	13,378	384,484
Arrow Financial Corp	21,717	797,014
Associated Banc-Corp	247,274	6,876,690
Atlantic Union Bankshares Corp (b)	214,294	8,061,740
Auburn National BanCorp Inc	3,304	82,534
Avidbank Holdings Inc (c)	10,652	327,869
Avidia Bancorp Inc (b)	27,703	528,019
Axos Financial Inc (c)	85,502	7,430,979
Banc of California Inc	202,511	3,892,261
BancFirst Corp	31,452	3,468,841
Bancorp Inc/The (c)	63,970	3,528,585
Bank First Corp (b)	15,404	2,141,464
Bank of America Corp	10,022,274	517,149,338
Bank of Hawaii Corp	60,245	4,614,767
Bank of Marin Bancorp	23,865	616,672
Bank of the James Financial Group Inc	5,934	136,067
Bank OZK	156,816	7,588,326
Bank7 Corp	6,511	288,177
BankUnited Inc	111,981	5,194,799
Bankwell Financial Group Inc	10,414	544,860
Banner Corp	51,586	3,353,090
Bar Harbor Bankshares	25,602	894,534
BayCom Corp	16,525	508,970
Bayfirst Financial Corp (b)(c)	5,101	31,983
BCB Bancorp Inc	24,298	253,671
Beacon Financial Corp	126,913	3,691,899
Blue Ridge Bankshares Inc	66,933	220,879
Bogota Financial Corp (c)	5,037	42,311
BOK Financial Corp	31,805	4,072,312
Bridgewater Bancshares Inc (c)	32,478	612,535
Broadway Financial Corp/DE (c)	6,573	63,101
Burke & Herbert Financial Services Corp	25,542	1,624,471
Business First Bancshares Inc	49,387	1,406,542
BV Financial Inc (c)	10,675	209,550
Byline Bancorp Inc	49,059	1,623,362
C&F Financial Corp	4,662	343,823
California BanCorp	33,261	631,294
Camden National Corp	25,751	1,288,323
Capital Bancorp Inc	17,211	549,375
Capital City Bank Group Inc	20,886	953,237
Capitol Federal Financial Inc	182,350	1,416,860
Carter Bankshares Inc	33,014	901,282
Catalyst Bancorp Inc (c)	4,810	76,575
Cathay General Bancorp	101,478	5,851,221
CB Financial Services Inc	6,916	247,869
Central BanCo Inc	50,743	1,441,101
Central Pacific Financial Corp	40,082	1,377,218
Central Plains Bancshares Inc (c)	4,979	92,012
CF Bankshares Inc Class A	6,893	196,588
Chain Bridge Bancorp Inc Class A (c)	4,424	160,370
Chemung Financial Corp	5,304	364,279
ChoiceOne Financial Services Inc	21,164	664,550
Citigroup Inc	2,639,473	332,309,651
Citizens & Northern Corp	27,565	580,519
Citizens Community Bancorp Inc/WI	14,062	286,865
Citizens Financial Group Inc	641,801	39,958,530
Citizens Financial Services Inc	7,369	479,206
City Holding Co	21,737	2,702,126
Civista Bancshares Inc	31,449	814,529
CNB Financial Corp/PA	44,121	1,353,191
Coastal Financial Corp/WA Class A (c)	19,683	1,401,036
CoastalSouth Bancshares Inc	11,290	288,234
Colony Bankcorp Inc	31,964	632,887
Columbia Banking System Inc	446,512	13,234,616
Columbia Financial Inc (b)(c)	40,465	814,560
Commerce Bancshares Inc/MO	206,671	10,792,360
Commercial Bancgroup Inc	10,600	306,234
Community Bancorp/VT	7,582	273,634
Community Financial System Inc	79,631	5,067,717
Community Trust Bancorp Inc	23,100	1,544,466
Community West Bancshares	34,835	836,388
Connectone Bancorp Inc	75,837	2,280,419
Cullen/Frost Bankers Inc	95,358	12,922,916
Customers Bancorp Inc (c)	47,949	3,602,888
CVB Financial Corp	252,497	5,140,839
Dime Community Bancshares Inc	61,703	2,308,926
Eagle Bancorp Inc (b)	41,845	1,141,950
Eagle Bancorp Montana Inc	11,215	248,861
Eagle Financial Services Inc	6,989	275,786
East West Bancorp Inc	207,742	25,456,705
Eastern Bankshares Inc	327,250	6,456,643
ECB Bancorp Inc/MD (c)	10,548	192,606
Enterprise Financial Services Corp	55,823	3,383,432
Equity Bancshares Inc Class A	22,875	1,054,538
Esquire Financial Holdings Inc	10,190	1,119,779
Farmers & Merchants Bancorp Inc/Archbold OH	19,334	539,999
Farmers National Banc Corp	85,615	1,214,021
FB Bancorp Inc (c)	26,212	365,395
FB Financial Corp	60,916	3,209,664
Fidelity D&D Bancorp Inc	7,301	341,030
Fifth District Bancorp Inc (c)	7,491	113,189
Fifth Third Bancorp	1,359,498	67,879,735
Financial Institutions Inc	30,023	1,087,733
Finward Bancorp	5,650	186,337
Finwise Bancorp (c)	13,214	190,017
First Bancorp Inc/The	14,286	415,865
First Bancorp/Southern Pines NC	62,569	3,680,934
First Bank/Hamilton NJ	31,716	496,038
First Busey Corp	132,813	3,635,092
First Business Financial Services Inc	12,605	725,040
First Capital Inc (b)	5,067	313,191
First Citizens BancShares Inc/NC Class A	14,680	29,220,687
First Commonwealth Financial Corp	154,851	2,932,878
First Community Bankshares Inc	27,868	1,201,389
First Community Corp/SC	13,923	418,525
First Financial Bancorp	156,373	4,810,033
First Financial Bankshares Inc	197,086	6,440,770
First Financial Corp	17,984	1,244,133
First Guaranty Bancshares Inc	9,196	87,914
First Hawaiian Inc	185,941	5,016,688
First Horizon Corp	732,077	17,738,226
First Internet Bancorp	12,079	291,829
First Interstate BancSystem Inc Class A	133,609	4,756,480
First Merchants Corp	93,466	3,766,680
First Mid Bancshares Inc	32,936	1,450,831
First National Corp/VA	11,753	326,675
First Northwest Bancorp (c)	10,904	108,713
First Seacoast Bancorp Inc (c)	4,945	82,779
First United Corp	9,101	359,854
First US Bancshares Inc	7,920	126,720
First Western Financial Inc (c)	11,366	331,546
Firstsun Capital Bancorp (c)	36,732	1,302,149
Five Star Bancorp	25,466	1,075,429
Flagstar Financial Inc (b)	451,962	6,354,586
Flushing Financial Corp	52,368	836,317
FNB Corp/PA	538,914	9,420,217
Franklin Financial Services Corp	6,292	365,754
FS Bancorp Inc	9,563	389,310
Fulton Financial Corp	289,803	6,285,827
FVCBankcorp Inc	22,713	358,411
GBank Financial Holdings Inc (c)	13,667	407,140
German American Bancorp Inc	56,782	2,482,509
Glacier Bancorp Inc	194,427	9,245,004
Great Southern Bancorp Inc	12,370	887,548
Greene County Bancorp Inc	10,664	279,823
Hancock Whitney Corp	124,143	8,456,621
Hanmi Financial Corp	45,102	1,358,472
Hanover Bancorp Inc	6,472	150,539
Hawthorn Bancshares Inc	8,959	328,706
HBT Financial Inc	17,847	510,960
Heritage Financial Corp Wash	62,606	1,706,014
Hilltop Holdings Inc	62,815	2,369,382
Hingham Institution For Savings The	2,907	841,257
Home Bancorp Inc	10,348	666,204
Home BancShares Inc/AR	276,191	7,390,871
Home Federal Bancorp Inc of Louisiana	2,495	48,228
HomeTrust Bancshares Inc	20,026	930,608
Hope Bancorp Inc	195,259	2,448,548
Horizon Bancorp Inc/IN	78,052	1,447,865
Hoyne Bancorp Inc	11,905	189,290
Huntington Bancshares Inc/OH	3,066,684	50,170,950
Independent Bank Corp	74,876	5,921,194
Independent Bank Corp/MI	31,310	1,074,559
International Bancshares Corp	81,595	5,887,895
Investar Holding Corp	17,934	506,815
Isabella Bank Corp	10,482	427,456
John Marshall Bancorp Inc	18,955	403,173
JPMorgan Chase & Co	4,072,476	1,218,932,792
Kearny Financial Corp/MD	87,922	724,477
Kentucky First Federal Bancorp (c)	2,804	13,459
KeyCorp	1,415,704	30,196,966
Lake Shore Bancorp Inc/MD	2,908	45,248
Lakeland Financial Corp	38,301	2,322,190
Landmark Bancorp Inc/Manhattan KS	7,201	204,652
LCNB Corp	20,819	354,756
Live Oak Bancshares Inc	53,523	2,035,480
M&T Bank Corp	229,305	49,555,104
Magyar Bancorp Inc	7,864	136,047
MainStreet Bancshares Inc	8,682	198,731
Marathon Bancorp Inc (c)	1,959	26,329
Mechanics Bancorp Class A	74,374	1,094,785
Mercantile Bank Corp	26,028	1,379,224
Meridian Corp	13,817	248,430
Metrocity Bankshares Inc (b)	32,482	1,060,862
Metropolitan Bank Holding Corp	16,564	1,482,809
Mid Penn Bancorp Inc	31,073	1,014,533
Midland States Bancorp Inc	32,294	897,773
MVB Financial Corp	18,013	481,848
National Bank Holdings Corp Class A	68,046	2,846,364
National Bankshares Inc VA	9,673	340,393
NB Bancorp Inc	58,772	1,177,203
Nbt Bancorp Inc	79,248	3,664,428
Nicolet Bankshares Inc	29,488	4,136,282
Northeast Bank	11,218	1,410,551
Northeast Community Bancorp Inc	18,141	439,738
Northfield Bancorp Inc	55,108	781,431
Northpointe Bancshares Inc	15,390	262,861
Northrim BanCorp Inc	33,555	829,144
Northwest Bancshares Inc	222,824	3,152,960
Norwood Financial Corp	15,331	463,456
NSTS Bancorp Inc (c)	5,809	79,990
Oak Valley Bancorp	10,166	334,563
OceanFirst Financial Corp	87,282	1,640,029
Ohio Valley Banc Corp	5,544	266,389
Old National Bancorp/IN	523,388	12,566,546
Old Second Bancorp Inc	79,284	1,690,335
OP Bancorp	17,952	252,405
OptimumBank Holdings Inc (c)	15,032	82,676
Orange County Bancorp Inc	15,698	535,616
Origin Bancorp Inc	43,793	2,087,174
Orrstown Financial Services Inc	29,483	1,094,704
Park National Corp	24,337	4,175,256
Parke Bancorp Inc	14,277	438,732
Pathfinder Bancorp Inc	3,645	50,556
Pathward Financial Inc	32,828	2,699,775
Patriot National Bancorp Inc (c)	119,333	133,653
PCB Bancorp	16,877	414,668
Peapack-Gladstone Financial Corp	23,862	1,032,032
Peoples Bancorp Inc/OH	53,329	1,854,783
Peoples Bancorp of North Carolina Inc	7,308	307,667
Peoples Financial Services Corp	14,138	839,939
Pinnacle Financial Partners Inc	227,340	22,220,212
Pioneer Bancorp Inc/NY (c)	15,121	225,757
Plumas Bancorp	9,857	518,774
PNC Financial Services Group Inc/The	610,028	134,889,391
Ponce Financial Group Inc (c)	30,228	570,705
Preferred Bank/Los Angeles CA	17,187	1,646,858
Primis Financial Corp	31,223	450,548
Princeton Bancorp Inc	7,817	281,725
Prosperity Bancshares Inc	152,611	10,524,055
Provident Financial Holdings Inc	8,154	138,210
Provident Financial Services Inc	197,743	4,387,917
QCR Holdings Inc	25,006	2,304,303
RBB Bancorp	18,878	451,562
Red River Bancshares Inc	7,110	646,441
Regions Financial Corp	1,311,631	36,725,668
Renasant Corp	142,934	5,820,272
Republic Bancorp Inc/KY Class A	14,506	1,174,261
Rhinebeck Bancorp Inc (c)	6,534	106,374
Richmond Mutual BanCorp Inc	12,522	181,819
Riverview Bancorp Inc	30,756	172,541
S&T Bancorp Inc	56,673	2,555,386
SB Financial Group Inc	9,210	198,936
Seacoast Banking Corp of Florida	146,236	4,432,413
ServisFirst Bancshares Inc	75,953	5,923,574
Shore Bancshares Inc	46,194	954,368
Sierra Bancorp	17,912	680,298
Simmons First National Corp Class A	219,745	4,713,530
SmartFinancial Inc	21,864	911,729
Sound Financial Bancorp Inc (b)	3,221	134,412
South Plains Financial Inc	18,292	742,472
Southern Financial Capital Trust III (c)	11,411	659,213
Southern Missouri Bancorp Inc	14,032	969,050
Southside Bancshares Inc	42,634	1,396,690
SOUTHSTATE BANK CORP	149,632	14,177,632
SR Bancorp Inc	10,584	198,873
Stellar Bancorp Inc	68,672	2,564,212
Sterling Bancorp Inc/MI (c)(d)	26,068	0
Stock Yards Bancorp Inc	41,427	2,971,973
Summit State Bank (c)	6,771	91,882
Texas Capital Bancshares Inc (c)	66,546	6,620,662
Texas Community Bancshares Inc	3,841	64,337
TFS Financial Corp	77,322	1,230,193
Third Coast Bancshares Inc (c)	19,006	727,170
Timberland Bancorp Inc/WA	11,166	453,116
Tompkins Financial Corp	19,149	1,649,686
Towne Bank/Portsmouth VA	129,739	4,420,208
TriCo Bancshares	49,187	2,498,700
Triumph Financial Inc (c)	34,166	2,434,328
Truist Financial Corp	1,907,133	91,942,882
TrustCo Bank Corp NY	27,352	1,417,107
Trustmark Corp	88,931	3,927,193
UMB Financial Corp	107,687	14,134,996
Union Bankshares Inc/Morrisville VT (b)	6,109	141,118
United Bancorp Inc/OH	7,519	118,424
United Bankshares Inc/WV	210,721	9,147,399
United Community Bank/SC	182,357	6,008,663
Unity Bancorp Inc	9,920	554,131
Univest Financial Corp	42,993	1,695,644
US Bancorp	2,347,837	128,778,859
USCB Financial Holdings Inc	14,496	268,756
Valley National Bancorp	723,005	9,955,779
Virginia National Bankshares Corp	7,257	314,881
WaFd Inc	114,574	4,074,251
Washington Trust Bancorp Inc	29,550	962,444
Webster Financial Corp	243,196	17,685,213
Wells Fargo & Co	4,671,254	362,209,035
WesBanco Inc	145,663	5,047,223
West BanCorp Inc	23,013	550,931
Westamerica BanCorp	37,261	2,067,613
Western Alliance Bancorp	155,172	12,359,450
Western New England Bancorp Inc	24,321	322,740
Winchester Bancorp Inc (c)	6,073	77,127
Wintrust Financial Corp	101,012	15,175,033
WSFS Financial Corp	80,472	5,749,724
Zions Bancorp NA	222,960	13,923,852
		3,760,920,960
Capital Markets - 3.0%
Acadian Asset Management Inc	39,767	2,875,552
Aether Holdings Inc (c)	2,564	9,281
Affiliated Managers Group Inc	42,456	12,857,800
AI Financial Corp (b)(c)	195,296	166,197
AlTi Global Inc Class A (c)	69,721	230,079
Ameriprise Financial Inc	137,897	61,462,072
Ares Management Corp Class A	311,231	39,993,184
Artisan Partners Asset Management Inc Class A (b)	107,384	4,020,457
AtlasClear Holdings Inc (c)	199,525	46,769
Bakkt Inc Class A (b)(c)	19,809	215,324
Bank of New York Mellon Corp/The	1,039,422	144,926,609
Beneficient Class A (c)	20,690	76,553
BGC Group Inc Class A	548,345	5,730,205
Binah Capital Group Inc (c)	5,335	8,482
Bitgo Holdings Inc Class A (b)	18,004	108,204
Blackrock Inc	217,945	228,162,262
Blackstone Inc	1,130,975	132,290,146
Blue Owl Capital Inc Class A (b)	955,448	9,822,005
BRC Group Holdings Inc (b)(c)	26,388	246,200
CaliberCos Inc Class A (c)	7,344	7,343
Carlyle Group Inc/The	392,085	17,812,422
Cboe Global Markets Inc	158,049	52,718,824
CGrowth Capital Inc (b)(c)	43,457	77
Charles Schwab Corp/The	2,522,924	220,377,411
CME Group Inc Class A	544,705	148,998,606
Cohen & Co Inc	1,594	17,534
Cohen & Steers Inc	41,725	2,912,405
Coinbase Global Inc Class A (c)	336,915	63,687,042
DigitalBridge Group Inc Class A (b)	250,735	3,921,495
Dominari Holdings Inc (b)	13,517	50,013
Donnelley Financial Solutions Inc (c)	40,107	1,591,847
Evercore Inc Class A	58,403	19,907,247
FactSet Research Systems Inc (b)	56,053	13,759,330
Federated Hermes Inc Class B	111,615	6,257,137
Fold Holdings Inc Class A (c)	19,094	18,443
Franklin Resources Inc	464,203	14,399,577
Galaxy Digital Inc Class A (b)(c)	291,137	8,611,832
GCM Grosvenor Inc Class A	94,473	1,004,248
Gemini Space Station Inc Class A (b)	23,185	122,185
Goldman Sachs Group Inc/The	453,012	464,590,987
Great Elm Group Inc (c)	28,899	62,711
Hamilton Lane Inc Class A	61,800	5,384,634
Hennessy Advisors Inc	7,412	75,306
Heritage Global Inc (c)	42,869	52,300
Houlihan Lokey Inc Class A	82,056	11,624,053
Innventure Inc (b)(c)	70,967	378,254
Interactive Brokers Group Inc Class A	672,628	58,498,457
Intercontinental Exchange Inc	857,743	126,817,303
Invesco Ltd	670,609	19,085,532
Janus Henderson Group PLC	185,580	9,596,342
Jefferies Financial Group Inc	249,770	13,167,874
KKR & Co Inc Class A	1,036,837	99,474,142
Lazard Inc	170,464	8,068,061
LPL Financial Holdings Inc	120,931	33,107,280
MarketAxess Holdings Inc	56,166	7,303,827
MarketWise Inc Class A	2,948	50,824
Marygold Cos Inc/The (c)	33,560	38,594
Miami International Holdings Inc	45,915	2,169,484
Moelis & Co Class A	111,860	7,527,059
Moody's Corp	231,718	105,026,184
Morgan Stanley	1,817,084	377,953,472
Morningstar Inc	34,683	6,313,000
MSCI Inc	110,954	70,054,137
Nasdaq Inc	678,222	62,749,099
Netcapital Inc (b)(c)	3,175	3,492
Northern Trust Corp	281,411	46,559,450
Open Lending Corp (c)	153,483	349,941
Oppenheimer Holdings Inc Class A	9,180	841,531
Perella Weinberg Partners Class A	100,885	1,731,187
Piper Sandler Cos	102,057	8,002,289
PJT Partners Inc Class A	36,650	5,603,785
Procap Financial Inc	111,746	240,254
Raymond James Financial Inc	264,912	37,991,030
Ridgepost Capital Inc Class A	95,128	787,660
Robinhood Markets Inc Class A (c)	1,193,812	112,576,472
S&P Global Inc	462,195	195,970,680
SEI Investments Co	140,209	12,321,567
Siebert Financial Corp (c)	32,347	60,165
Silvercrest Asset Management Group Inc Class A	13,353	151,289
State Street Corp	421,500	65,602,260
StepStone Group Inc Class A	111,570	5,501,517
Stifel Financial Corp	230,242	16,151,476
StoneX Group Inc (c)	105,705	11,981,662
T Rowe Price Group Inc	330,278	34,523,959
TPG Inc Class A	195,054	8,303,449
Tradeweb Markets Inc Class A	174,692	17,512,873
Twenty One Capital Inc Class A (b)	524,077	3,836,244
US Global Investors Inc Class A	14,218	37,536
Value Line Inc	1,155	37,191
Victory Capital Holdings Inc Class A (b)	71,721	6,064,011
Virtu Financial Inc Class A	120,438	6,039,966
Virtus Invt Partners Inc	9,677	1,384,101
Wealthfront Corp (b)(c)	54,760	669,167
Westwood Holdings Group Inc	10,094	166,147
WisdomTree Inc (b)	173,540	3,305,937
		3,312,899,603
Consumer Finance - 0.5%
Ally Financial Inc	424,070	18,154,437
American Express Co	808,912	255,996,381
Atlanticus Holdings Corp (c)	8,442	727,869
Bread Financial Holdings Inc (b)	66,613	5,933,220
Capital One Financial Corp	944,222	177,447,640
Consumer Portfolio Services Inc (c)	13,372	131,848
Credit Acceptance Corp (b)(c)	9,029	5,179,396
Dave Inc Class A (c)	16,760	4,735,706
DeFi Development Corp (b)(c)	36,856	143,370
Encore Capital Group Inc (c)	33,575	2,683,650
Enova International Inc (c)	37,276	6,020,447
EZCORP Inc Class A (c)	88,594	2,767,677
Figure Technology Solutions Inc Class A	47,934	1,694,467
FirstCash Holdings Inc	58,439	12,851,320
Green Dot Corp Class A (c)	77,202	993,590
Jefferson Capital Inc	26,263	446,208
Katapult Holdings Inc Class A (b)(c)	5,709	34,653
LendingClub Corp (c)	174,421	3,113,415
Lendingtree Inc (c)	16,963	647,987
Medallion Financial Corp	25,432	247,453
Navient Corp	100,774	862,625
Nelnet Inc Class A	20,970	2,738,053
NerdWallet Inc Class A (c)	52,354	450,244
OneMain Holdings Inc	177,218	9,801,928
Oportun Financial Corp (c)	62,210	337,178
OppFi Inc Class A (c)	41,373	351,257
PRA Group Inc (c)	59,083	901,607
PROG Holdings Inc	59,787	2,198,368
Regional Management Corp	13,221	486,004
SLM Corp	301,236	6,663,340
SoFi Technologies Inc Class A (b)(c)	1,919,452	34,972,415
Synchrony Financial	525,023	37,507,643
Upstart Holdings Inc (b)(c)	130,481	4,408,953
Vroom Inc (c)	1,700	20,059
World Acceptance Corp (b)(c)	4,321	713,354
		602,363,762
Financial Services - 3.0%
Acacia Research Corp (c)	51,362	238,833
Affirm Holdings Inc Class A (c)	441,709	32,531,868
Alerus Financial Corp	38,635	1,104,188
Apollo Global Management Inc	701,421	90,279,897
Beeline Holdings Inc (b)(c)	34,911	45,733
Berkshire Hathaway Inc Class B (c)	2,769,727	1,314,180,067
Better Home & Finance Holding Co Class A (b)(c)	11,064	322,737
Block Inc Class A (c)	827,267	62,640,657
Cannae Holdings Inc	68,272	1,012,474
Cass Information Systems Inc	17,540	807,366
Chime Financial Inc Class A (b)(c)	52,023	967,628
Corebridge Financial Inc	386,074	10,423,998
Corpay Inc (c)	105,666	38,229,959
Enact Holdings Inc	43,567	1,820,665
Equitable Holdings Inc	428,214	17,706,649
Essent Group Ltd	144,177	8,346,407
Euronet Worldwide Inc (c)	59,067	4,281,176
Federal Agricultural Mortgage Corp Class A	212	28,669
Federal Agricultural Mortgage Corp Class C	14,685	2,610,846
Fidelity National Information Services Inc	782,389	33,634,903
Finance of America Cos Inc Class A (b)(c)	7,773	154,838
Fiserv Inc (c)	812,417	45,950,306
Flywire Corp (c)	165,350	2,652,214
Global Payments Inc	359,472	27,143,731
HA Sustainable Infrastructure Capital Inc	192,878	7,907,998
Halo Spin-Out SPV Inc Class A (c)(d)	1,956	0
Income Opportunity Realty Investors Inc (c)	388	6,983
International Money Express Inc (c)	43,363	649,144
Jack Henry & Associates Inc (b)	109,022	14,861,879
Jackson Financial Inc	106,994	11,032,151
loanDepot Inc Class A (c)	302,753	399,634
Marqeta Inc Class A (c)	579,509	2,352,807
Mastercard Inc Class A	1,230,063	607,626,521
Merchants Bancorp/IN	44,400	2,093,016
MGIC Investment Corp	331,382	8,357,454
Mount Logan Capital Inc	14,556	46,288
NCR Atleos Corp (c)	111,424	4,969,510
NewtekOne Inc	42,161	585,195
NMI Holdings Inc (c)	114,773	4,120,351
Onity Group Inc (c)	10,072	347,887
Paymentus Holdings Inc Class A (c)	76,521	1,797,478
Payoneer Global Inc (c)	437,442	2,274,698
PayPal Holdings Inc	1,390,682	62,233,020
Paysign Inc (c)	53,616	389,788
PennyMac Financial Services Inc	44,064	3,695,648
Priority Technology Holdings Inc (b)(c)	42,392	270,885
Radian Group Inc	204,775	6,993,066
Remitly Global Inc (c)	258,926	5,183,699
Repay Holdings Corp Class A (c)	103,611	402,011
Rocket Cos Inc Class A (c)	1,460,825	21,196,571
RTB Digital Inc (b)(c)	1,674	7,616
Security National Financial Corp Class A	26,801	259,970
Sezzle Inc (b)(c)	25,816	3,050,160
Shift4 Payments Inc Class A (b)(c)	102,091	4,549,175
Sui Group Holdings Ltd (c)	51,651	82,642
Toast Inc Class A (c)	719,017	18,716,013
Usio Inc (c)	23,867	38,425
UWM Holdings Corp Class A	384,612	1,176,913
Velocity Financial Inc (c)	14,189	248,308
Visa Inc Class A	2,539,183	828,687,764
Voya Financial Inc	142,021	11,534,946
Walker & Dunlop Inc	51,677	2,593,669
Waterstone Financial Inc	22,824	422,472
Western Union Co/The (b)	483,524	3,931,050
WEX Inc (c)	51,789	7,507,333
XBP Global Holdings Inc Class A (c)	17,896	43,845
		3,349,759,792
Insurance - 1.6%
Abacus Global Management Inc Class A (b)	49,307	442,777
AFLAC Inc	704,972	79,252,952
Allstate Corp/The	392,703	80,932,161
American Coastal Insurance Corp	37,474	391,603
American Financial Group Inc/OH	104,512	13,565,658
American Integrity Insurance Group Inc	10,396	170,079
American International Group Inc	810,529	60,165,568
Amerisafe Inc	29,093	891,700
Aon PLC	323,985	102,398,699
Arch Capital Group Ltd (c)	539,674	48,214,475
Arthur J Gallagher & Co	388,193	78,069,494
Assurant Inc	75,611	18,817,310
Assured Guaranty Ltd	65,388	4,852,443
Ategrity Specialty Holdings LLC (c)	10,326	201,460
Atlantic American Corp (c)	6,259	13,268
Axis Capital Holdings Ltd	116,317	11,041,973
Baldwin Insurance Group Inc/The Class A (c)	118,637	2,303,931
Bowhead Specialty Holdings Inc (c)	25,897	689,378
Brighthouse Financial Inc (c)	86,147	5,388,495
Brown & Brown Inc	442,328	24,880,950
Chubb Ltd	549,278	171,226,431
Cincinnati Financial Corp	235,617	37,090,828
Citizens Inc/TX Class A (c)	69,477	360,586
CNA Financial Corp	32,968	1,386,634
CNO Financial Group Inc	142,602	6,555,414
Crawford & Co Class A	23,572	246,327
Crawford & Co Class B	10,934	109,668
Donegal Group Inc Class A	27,497	466,624
eHealth Inc (c)	44,658	69,220
Employers Holdings Inc	34,256	1,490,136
Erie Indemnity Co Class A (b)	38,418	8,185,723
Ethos Technologies Inc Class A (b)	16,205	306,275
Everest Group Ltd	61,450	19,911,644
F&G Annuities & Life Inc (b)	57,183	1,585,113
FG Nexus Inc (c)	10,194	88,790
FG Nexus Inc rights (c)(d)	1,196	0
Fidelity National Financial Inc	385,502	18,253,520
First American Financial Corp	153,999	10,199,354
Genworth Financial Inc Class A (c)	602,455	5,157,015
Globe Life Inc	120,123	18,407,649
GoHealth Inc Class A (c)	10,788	6,903
Goosehead Insurance Inc Class A (c)	37,673	1,295,574
Greenlight Capital Re Ltd Class A (c)	38,965	610,582
Hagerty Inc Class A (c)	56,389	576,296
Hanover Insurance Group Inc/The	53,427	9,948,107
Hartford Insurance Group Inc/The	421,140	53,539,528
HCI Group Inc	16,239	2,501,943
Health In Tech Inc Class A (b)(c)	20,331	20,169
Heritage Insurance Holdings Inc (c)	33,619	728,860
Hippo Holdings Inc (c)	31,802	822,718
Horace Mann Educators Corp	61,551	2,814,727
Investors Title Co	2,373	557,062
James River Group Holdings Inc	68,873	269,293
Kemper Corp	89,047	2,196,789
Kingstone Cos Inc	18,004	267,719
Kinsale Capital Group Inc	33,389	10,175,966
Lemonade Inc (c)	95,999	5,567,942
Lincoln National Corp	255,654	9,022,030
Loews Corp	254,836	26,388,268
Markel Group Inc (c)	19,033	34,556,124
Marsh & McLennan Cos Inc	731,292	116,984,781
MBIA Inc (c)	66,563	390,725
Mercury General Corp	40,126	3,933,552
MetLife Inc	831,523	68,758,637
Neptune Insurance Holdings Inc Class A	40,988	1,150,533
NI Holdings Inc (c)	12,015	167,970
Octave Specialty Group Inc (c)	66,310	363,379
Old Republic International Corp	344,038	12,808,535
Oscar Health Inc Class A (c)	328,728	7,307,623
Palomar Hldgs Inc (c)	40,063	4,288,344
Presurance Holdings Inc (c)	2,883	1,701
Primerica Inc	48,175	13,005,805
Principal Financial Group Inc (b)	298,842	30,966,008
ProAssurance Corp (c)	76,796	1,842,336
Progressive Corp/The	885,544	168,607,578
Prudential Financial Inc	525,793	52,915,808
Reinsurance Group of America Inc	99,186	19,910,598
RLI Corp	138,853	6,948,204
Root Inc/OH Class A (c)	20,753	1,080,401
Ryan Specialty Holdings Inc Class A (b)	172,376	5,490,176
Safety Insurance Group Inc	22,837	1,602,472
Selective Insurance Group Inc	90,804	7,858,178
Selectquote Inc (c)	226,072	226,072
SiriusPoint Ltd (c)	156,982	3,351,566
Skyward Specialty Insurance Group Inc (c)	62,114	2,740,470
Slide Insurance Holdings Inc (c)	35,722	644,068
Stewart Information Services Corp	45,739	2,972,120
Tiptree Inc Class A	35,562	648,651
Travelers Companies Inc/The (b)	326,500	95,302,085
Trupanion Inc (c)	51,268	1,118,668
TWFG Inc Class A (c)	21,615	405,714
United Fire Group Inc	33,162	1,470,071
Universal Insurance Holdings Inc	38,230	1,415,275
Unum Group	230,245	19,163,291
W R Berkley Corp	449,927	28,588,362
White Mountains Insurance Group Ltd	3,687	7,612,991
Willis Towers Watson PLC	143,624	35,858,604
		1,723,549,277
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (c)	8,678	177,031
Adamas Trust Inc	126,803	1,166,588
AGNC Investment Corp (b)	1,673,886	17,425,154
Angel Oak Mortgage REIT Inc	22,957	188,936
Annaly Capital Management Inc	1,083,926	23,683,784
Apollo Commercial Real Estate Finance Inc	197,008	2,159,208
Arbor Realty Trust Inc (b)	297,284	1,709,383
Ares Commercial Real Estate Corp (b)	83,526	412,618
ARMOUR Residential REIT Inc (b)	169,432	2,905,759
Blackstone Mortgage Trust Inc Class A	239,916	4,385,664
Brightspire Capital Inc Class A	197,597	1,140,135
Cherry Hill Mortgage Investment Corp	57,229	135,633
Chimera Investment Corp	126,347	1,720,846
Claros Mortgage Trust Inc (c)	195,861	475,942
Dynex Capital Inc	300,698	3,936,137
Ellington Financial Inc (b)	187,352	2,542,367
Franklin BSP Realty Trust Inc (b)	125,145	1,085,007
Granite Point Mortgage Trust Inc	67,991	99,267
Invesco Mortgage Capital Inc	109,475	861,568
Kkr Real Estate Finance Trust Inc (b)	83,033	553,830
Ladder Capital Corp Class A	166,360	1,700,199
Lument Finance Trust Inc	65,003	68,253
Manhattan Bridge Capital Inc	14,341	60,519
MFA Financial Inc	156,212	1,499,635
Nexpoint Real Estate Finance Inc	9,917	154,804
Orchid Island Capital Inc (b)	278,560	1,888,637
Pennymac Mortgage Investment Trust	132,896	1,390,092
Ready Capital Corp (b)	237,098	422,034
Redwood Trust Inc	191,679	1,038,900
Rithm Capital Corp	840,509	7,833,544
Rithm Property Trust Inc	11,654	170,615
Sachem Capital Corp	71,724	86,069
Seven Hills Realty Trust (b)	53,355	455,118
Starwood Property Trust Inc	526,064	8,985,173
Sunrise Realty Trust Inc (b)	15,989	142,302
TPG Mortgage Investment Trust Inc	48,027	370,768
TPG RE Finance Trust Inc	119,860	1,006,824
Two Harbors Investment Corp	159,034	1,960,889
		95,999,232
TOTAL FINANCIALS		12,845,492,626
Health Care - 8.8%
Biotechnology - 2.0%
4D Molecular Therapeutics Inc (c)	59,077	585,453
AbbVie Inc	2,669,583	581,221,611
Abeona Therapeutics Inc (b)(c)	77,084	445,546
Absci Corp (c)	200,296	1,351,998
ABVC BioPharma Inc (c)	28,657	40,406
ACADIA Pharmaceuticals Inc (c)	189,223	4,098,570
Achieve Life Sciences Inc (b)(c)	80,161	420,044
Acrivon Therapeutics Inc (b)(c)	27,696	44,314
Actinium Pharmaceuticals Inc (c)	44,530	56,108
Actuate Therapeutics Inc (c)	12,252	24,749
Acumen Pharmaceuticals Inc (c)	49,531	128,781
Acurx Pharmaceuticals Inc (c)	2,978	5,896
Adicet Bio Inc (c)	12,361	115,081
ADMA Biologics Inc (c)	359,770	2,870,965
Adverum Biotechnologies Inc rights (c)(d)	23,608	0
AEON Biopharma Inc Class A (c)	11,192	8,469
Agenus Inc (b)(c)	50,643	177,251
Agios Pharmaceuticals Inc (c)	88,699	2,607,751
AIM ImmunoTech Inc (b)	682	278
AIxCrypto Holdings Inc (c)	4,702	6,019
Akebia Therapeutics Inc (c)	402,374	410,421
Aktis Oncology Inc (b)	28,357	588,124
Alaunos Therapeutics Inc (c)	2,317	6,766
Aldeyra Therapeutics Inc (c)	72,731	127,279
Alector Inc (c)	139,461	301,236
Aligos Therapeutics Inc Class A (b)(c)	6,141	35,004
Alkermes PLC (c)	249,394	10,521,933
Allarity Therapeutics Inc (c)	21,595	35,416
Allogene Therapeutics Inc (c)	384,373	834,089
Alnylam Pharmaceuticals Inc (c)	200,308	60,489,010
Altimmune Inc (b)(c)	288,288	879,278
ALX Oncology Holdings Inc (c)	53,584	101,810
Alzamend Neuro Inc (b)(c)	4,644	5,526
Amgen Inc	813,345	273,926,463
AnaptysBio Inc (c)	29,695	1,653,121
Anavex Life Sciences Corp (b)(c)	140,123	424,573
Anika Therapeutics Inc (c)	21,446	311,610
Anixa Biosciences Inc (c)	46,645	125,942
Annexon Inc (c)	203,854	1,104,889
Annovis Bio Inc (b)(c)	33,419	64,164
Apimeds Pharmaceuticals US Inc (b)(c)	8,323	11,735
Apogee Therapeutics Inc (c)	81,155	6,666,072
Aptevo Therapeutics Inc (c)	1,548	7,601
AquaBounty Technologies Inc (c)	7,096	7,380
Arbutus Biopharma Corp (b)(c)	234,684	1,070,159
Arcturus Therapeutics Holdings Inc (b)(c)	39,455	312,484
Arcus Biosciences Inc (c)	128,245	3,249,728
Arcutis Biotherapeutics Inc (c)	168,474	3,615,452
Ardelyx Inc (c)	367,474	2,219,543
Armata Pharmaceuticals Inc (c)	16,271	132,934
ArriVent Biopharma Inc (c)	46,449	1,406,011
Arrowhead Pharmaceuticals Inc (c)	211,504	16,478,277
ARS Pharmaceuticals Inc (b)(c)	99,171	899,481
Assembly Biosciences Inc (c)	16,917	467,924
Atara Biotherapeutics Inc (b)(c)	8,665	91,069
Atossa Therapeutics Inc (c)	12,643	66,123
Atrium Therapeutics Inc	21,240	276,120
aTyr Pharma Inc (b)(c)	145,359	78,857
Aura Biosciences Inc (c)	146,935	1,097,604
Avalo Therapeutics Inc (c)	51,528	821,872
Avita Medical Inc (b)(c)	45,755	198,119
Beam Therapeutics Inc (c)	149,204	4,913,288
Beyondspring Inc (b)(c)	42,932	72,126
Bicara Therapeutics Inc (c)	48,193	1,048,198
bioAffinity Technologies Inc (c)	6,517	10,883
BioAtla Inc (b)(c)	1,456	5,722
BioCardia Inc (c)	10,526	9,789
BioCryst Pharmaceuticals Inc (c)	363,486	3,238,660
Biogen Inc (c)	221,671	43,447,516
Biohaven Ltd (c)	172,739	1,901,856
BioMarin Pharmaceutical Inc (c)	290,160	16,623,266
Biomea Fusion Inc (c)	82,413	113,730
BioRestorative Therapies Inc (b)(c)	8,558	4,091
BioVie Inc (c)	10,898	15,475
Bioxcel Therapeutics Inc (b)(c)	29,546	34,569
Black Diamond Therapeutics Inc (b)(c)	67,272	149,344
Bolt Biotherapeutics Inc (c)	1,699	8,920
Boundless Bio Inc (c)	15,411	22,346
Bridgebio Pharma Inc (c)	256,125	16,970,843
C4 Therapeutics Inc (c)	119,709	523,128
Cabaletta Bio Inc (b)(c)	224,492	848,580
Calidi Biotherapeutics Inc (c)	4,644	859
CAMP4 Therapeutics Corp (c)	48,260	211,861
Candel Therapeutics Inc (c)	57,869	480,313
Canton Strategic Holdings Inc (b)(c)	59,687	185,030
Capricor Therapeutics Inc (c)	69,587	2,084,827
Cardiff Oncology Inc (b)(c)	100,743	191,412
Cardio Diagnostics Holdings Inc (b)(c)	2,826	5,172
CareDx Inc (c)	77,808	1,775,579
Caribou Biosciences Inc (c)	126,991	299,699
Carisma Therapeutics Inc rights (c)(d)	236,808	1
Cartesian Therapeutics Inc (c)	16,312	122,992
Cartesian Therapeutics Inc rights (c)(d)	145,588	42,221
Catalyst Pharmaceuticals Inc (c)	174,521	5,450,291
CEL-SCI Corp (c)	12,164	18,733
Celcuity Inc (c)	54,519	7,244,485
Celldex Therapeutics Inc (c)	116,279	3,654,649
Cellectar Biosciences Inc (c)	5,641	17,713
Celularity Inc Class A (c)	21,176	21,388
Century Therapeutics Inc (b)(c)	163,790	401,286
CervoMed Inc (c)	8,992	27,965
CG oncology Inc (c)	103,637	6,455,549
Chinook Therapeutics Inc rights (c)(d)	8,006	0
Cibus Inc Class A (c)	59,962	86,345
Citius Oncology Inc Class A (c)	23,392	18,667
Clene Inc (b)(c)	12,397	81,324
Climb Bio Inc (c)	39,283	430,542
Cogent Biosciences Inc (c)	231,910	8,107,574
Coherus Oncology Inc (b)(c)	227,152	361,172
Compass Therapeutics Inc (c)	233,168	554,940
Corbus Pharmaceuticals Holdings Inc (b)(c)	23,576	186,486
Corvus Pharmaceuticals Inc (c)	111,629	1,385,316
Coya Therapeutics Inc (c)	32,363	155,990
Creative Medical Technology Holdings Inc (c)	3,969	8,930
Crescent Biopharma Inc (c)	11,053	228,244
Cue Biopharma Inc (c)	4,675	102,383
Cullinan Therapeutics Inc (c)	77,942	1,281,366
Curis Inc (c)	17,693	10,032
Cyclerion Therapeutics Inc (b)(c)	3,367	10,606
Cypherpunk Technologies Inc (b)(c)	71,448	80,736
Cyteir Therapeutics Inc (c)(d)	28,186	0
Cytokinetics Inc (c)	199,570	15,318,993
CytomX Therapeutics Inc (c)	271,029	975,704
Damora Therapeutics Inc (c)	27,354	680,568
Day One Biopharmaceuticals Inc rights (c)(d)	4,661	0
Decoy Therapeutics Inc (c)	477	4,245
Denali Therapeutics Inc (c)	224,428	4,721,965
Dermata Therapeutics Inc (c)	1,106	1,438
Design Therapeutics Inc (c)	44,942	470,992
DiaMedica Therapeutics Inc (c)	46,330	277,517
Dianthus Therapeutics Inc (b)(c)	55,747	5,185,029
Dianthus Therapeutics Inc rights (c)(d)	47,835	0
Disc Medicine Inc (c)	48,009	3,339,986
Dogwood Therapeutics Inc (c)	13,059	22,070
Dogwood Therapeutics Inc (CVR) (c)(d)	1,051	0
Dyadic International Inc (c)	29,080	23,497
Dyne Therapeutics Inc (c)	217,488	4,204,043
Edesa Biotech Inc (c)	9,603	69,334
Editas Medicine Inc (c)	146,497	506,880
Eikon Therapeutics Inc (c)	32,033	347,238
Eledon Pharmaceuticals Inc (b)(c)	111,465	424,682
Elicio Therapeutics Inc (b)(c)	16,617	190,098
Elutia Inc (c)	31,175	36,163
Emergent BioSolutions Inc (b)(c)	79,495	724,994
Enanta Pharmaceuticals Inc (c)	41,001	539,573
Entrada Therapeutics Inc (c)	37,237	263,266
Equillium Inc (b)(c)	47,465	137,649
Erasca Inc (c)	360,200	4,624,968
Ernexa Therapeutics Inc (c)	1,602	16,933
Estrella Immunopharma Inc (b)(c)	26,163	28,518
Evommune Inc	17,018	395,328
Exagen Inc (c)	22,903	114,057
Exelixis Inc (c)	392,249	19,800,730
Exicure Inc (c)	3,639	11,645
eXoZymes Inc (c)	2,944	28,704
Fate Therapeutics Inc (c)	151,779	431,052
Fibrobiologics Inc (c)	2,571	2,982
First Tracks Biotherapeutics Inc	29,763	475,017
Foghorn Therapeutics Inc (c)	56,529	241,944
Forte Biosciences Inc (c)	25,463	485,579
Fortress Biotech Inc (b)(c)	35,874	100,447
Forum Markets Inc (b)(c)	25,821	114,387
Gain Therapeutics Inc (b)(c)	55,636	108,490
Galectin Therapeutics Inc (b)(c)	78,302	197,321
Genelux Corp (c)	58,298	177,809
Genprex Inc (c)	1,522	1,186
GeoVax Labs Inc (b)(c)	856	1,763
Geron Corp (c)	816,149	1,020,186
Gilead Sciences Inc	1,874,016	251,923,971
Gossamer Bio Inc (b)(c)	300,421	69,367
GRAIL Inc (c)	44,787	3,210,332
Greenland Mines Ltd (b)(c)	85,480	30,431
Greenwich Lifesciences Inc (b)(c)	9,629	252,039
GRI Bio Inc (c)	872	1,840
GridAI Technologies Corp (c)	3,654	20,499
GT Biopharma Inc (c)	24,287	11,614
Gyre Therapeutics Inc (c)	31,953	188,843
Gyre Therapeutics Inc rights (b)(c)(d)	34,507	0
Halozyme Therapeutics Inc (c)	177,508	11,811,382
Heron Therapeutics Inc (b)(c)	273,188	237,701
HilleVax Inc rights (c)(d)	43,802	0
Humacyte Inc Class A (b)(c)	233,838	303,989
Hyperliquid Strategies Inc	187,618	1,874,304
iBio Inc (c)	51,345	97,556
Ideaya Biosciences Inc (c)	132,645	3,909,048
Immix Biopharma Inc (c)	87,786	790,074
ImmuCell Corp (c)	9,429	96,553
Immuneering Corp (b)(c)	82,291	474,819
Immunic Inc (b)(c)	17,808	266,408
ImmunityBio Inc (b)(c)	461,411	3,469,811
Immunome Inc (c)	156,872	3,424,516
Immunovant Inc (c)	117,015	3,896,600
Imunon Inc	4,744	10,342
IN8bio Inc (c)	8,320	15,558
Incyte Corp (c)	252,456	24,422,593
Indaptus Therapeutics Inc (c)	3,929	6,915
Inhibikase Therapeutics Inc (b)(c)	113,097	197,920
Inhibrx Biosciences Inc (c)	14,514	1,509,601
Inmune Bio Inc (b)(c)	26,591	37,493
Inovio Pharmaceuticals Inc (b)(c)	96,119	125,916
Insight Molecular Diagnostics Inc (c)	33,170	205,986
Insmed Inc (c)	322,181	34,444,371
Instil Bio Inc (b)(c)	5,377	43,392
Intellia Therapeutics Inc (b)(c)	200,594	2,822,358
Intensity Therapeutics Inc (c)	3,245	14,246
Invivyd Inc (c)	321,899	366,965
Ionis Pharmaceuticals Inc (c)	244,561	18,708,917
Iovance Biotherapeutics Inc (b)(c)	504,279	2,067,544
Ironwood Pharmaceuticals Inc Class A (c)	216,131	771,588
Jade Biosciences Inc (c)	49,311	1,037,503
Janux Therapeutics Inc (c)	73,165	1,067,477
Jasper Therapeutics Inc Class A (b)(c)	34,109	28,276
Kairos Pharma Ltd (c)	7,599	3,871
KALA BIO Inc (c)	152	339
Kalaris Therapeutics Inc (b)(c)	9,575	50,460
KalVista Pharmaceuticals Inc (c)	59,642	1,602,581
Karyopharm Therapeutics Inc (b)(c)	27,869	253,608
Keros Therapeutics Inc (c)	29,806	335,318
Kineta Inc rights (c)(d)	24,450	0
Kodiak Sciences Inc (c)	60,783	2,231,344
Korro Bio Inc (c)	9,938	133,269
Korro Bio Inc rights (c)(d)	44,231	0
Krystal Biotech Inc (c)	38,979	12,045,680
Kura Oncology Inc (c)	132,245	1,348,899
Kymera Therapeutics Inc (c)	92,893	7,563,348
Kyntra Bio Inc (c)	5,744	39,634
Kyverna Therapeutics Inc (c)	53,664	457,217
Lantern Pharma Inc (b)(c)	11,259	40,420
Larimar Therapeutics Inc (c)	63,368	220,521
Lexeo Therapeutics Inc (c)	90,251	463,890
Liminatus Pharma Inc (b)(c)	6,202	1,017
Lineage Cell Therapeutics Inc (c)	346,304	460,584
Lisata Therapeutics Inc (c)	10,373	33,712
Lite Strategy Inc (c)	49,681	50,178
Lixte Biotechnology Holdings Inc (c)	7,228	45,175
Longeveron Inc (c)	20,397	15,751
Lunai Bioworks Inc (b)(c)	1,754	5,402
Lyell Immunopharma Inc (c)	21,467	372,023
MacroGenics Inc (c)	88,561	368,414
Madrigal Pharmaceuticals Inc (c)	28,131	13,988,702
MAIA Biotechnology Inc (b)(c)	47,019	65,356
MannKind Corp (c)	464,454	1,750,992
MapLight Therapeutics Inc	30,278	887,448
Marker Therapeutics Inc (c)	19,388	30,439
Matinas BioPharma Holdings Inc (c)	6,123	4,960
MediciNova Inc (c)	68,406	93,032
MediPacific Inc Class A rights (c)(d)	30,820	0
Merrimack Pharmaceuticals Inc (c)(d)	19,085	0
Metagenomi Therapeutics Inc (c)	36,088	49,080
MetaVia Inc rights (c)(d)	159	0
MiMedx Group Inc (c)	177,034	651,485
Mineralys Therapeutics Inc (c)	83,782	2,639,133
Minerva Neurosciences Inc (c)	65,680	322,489
MiNK Therapeutics Inc (b)(c)	1,389	16,946
Mirum Pharmaceuticals Inc (c)	71,488	7,256,032
Moderna Inc (c)	525,367	24,792,069
Moleculin Biotech Inc (b)(c)	3,142	8,766
Monopar Therapeutics Inc (b)(c)	5,952	387,118
Monte Rosa Therapeutics Inc (b)(c)	93,406	1,841,032
Mustang Bio Inc (c)	4,184	2,804
Myriad Genetics Inc (c)	141,038	559,921
NanoViricides Inc (c)	35,287	62,811
Natera Inc (c)	208,944	46,671,821
NeuBase Therapeutics Inc (c)(d)	1,425	0
Neuphoria Therapeutics Inc (c)	8,036	42,671
Neurocrine Biosciences Inc (c)	151,576	23,994,481
Neurogene Inc (c)	16,206	459,278
Neurogene Inc rights (c)(d)	7,393	0
NextCure Inc (c)	3,997	24,781
Nkarta Inc (c)	77,762	252,727
Novavax Inc (b)(c)	245,756	2,695,943
Nurix Therapeutics Inc (c)	146,396	2,599,993
Nuvalent Inc Class A (c)	79,422	8,767,395
Nuvectis Pharma Inc (c)	27,063	263,864
Ocugen Inc (b)(c)	498,018	687,265
Olema Pharmaceuticals Inc (c)	78,861	1,040,177
OmniAb Operations Inc $12.5 earnout shares (c)(d)	7,074	3,325
OmniAb Operations Inc $15 earnout shares (c)(d)	7,074	2,546
Oncternal Therapeutics Inc (c)(d)	3,304	0
Oncternal Therapeutics Inc rights (c)(d)	780	0
OnKure Therapeutics Inc Class A (c)	10,081	42,340
Opus Genetics Inc (c)	66,500	289,940
Opus Genetics Inc rights (c)(d)	259	0
Organogenesis Holdings Inc Class A (c)	113,171	290,849
ORIC Pharmaceuticals Inc (c)	116,812	987,061
Oruka Therapeutics Inc (b)(c)	73,720	4,314,832
OS Therapies Inc (b)(c)	34,884	74,652
OSR Holdings Inc (c)	6,773	2,950
Outlook Therapeutics Inc (b)(c)	52,929	38,638
Ovid therapeutics Inc (b)(c)	179,955	491,277
Palatin Technologies Inc (b)(c)	2,621	36,746
Palisade Bio Inc (c)	194,784	412,942
Palvella Therapeutics Inc (b)(c)	14,030	1,661,994
Palvella Therapeutics Inc rights (c)(d)	1,712	0
Pasithea Therapeutics Corp (c)	7,969	5,700
Passage Bio Inc (c)	4,783	27,598
PDL BioPharma Inc (c)(d)	91,243	0
PDS Biotechnology Corp (c)	86,278	93,180
Pelthos Therapeutics Inc (c)	1,972	52,199
PepGen Inc (c)	69,170	103,755
Perspective Therapeutics Inc (b)(c)	129,409	509,871
PharmaCyte Biotech Inc (c)	12,896	10,760
Phio Pharmaceuticals Corp (b)(c)	14,664	16,277
Plus Therapeutics Inc (b)(c)	10,332	60,132
PMV Pharmaceuticals Inc (c)	59,924	71,909
Praxis Precision Medicines Inc (c)	38,918	13,620,132
Precigen Inc (b)(c)	267,718	1,161,896
Precision BioSciences Inc (c)	37,065	258,343
Prelude Therapeutics Inc (c)	36,601	143,476
Prime Medicine Inc (b)(c)	166,906	592,516
ProKidney Corp Class A (b)(c)	157,889	288,937
Protagonist Therapeutics Inc (c)	88,796	8,840,530
Protara Therapeutics Inc (c)	68,889	320,334
PTC Therapeutics Inc (c)	121,222	8,952,245
Puma Biotechnology Inc (c)	58,343	418,319
Pyxis Oncology Inc (c)	78,709	141,676
Q32 Bio Inc (b)(c)	15,339	169,496
Q32 Bio Inc rights (c)(d)	47,190	0
Quince Therapeutics Inc (b)(c)	6,943	7,984
Rallybio Corp (c)	4,508	65,186
Recursion Pharmaceuticals Inc Class A (b)(c)	780,096	2,800,545
Regeneron Pharmaceuticals Inc	152,257	93,604,558
REGENXBIO Inc (b)(c)	71,798	503,304
Rein Therapeutics Inc (c)	29,985	33,283
Relay Therapeutics Inc (c)	234,428	3,293,713
RenovoRx Inc (c)	49,555	45,065
Replimune Group Inc (c)	113,943	990,165
Revolution Medicines Inc (c)	296,382	46,674,237
Rezolute Inc (c)	131,055	432,482
Rhythm Pharmaceuticals Inc (c)	91,786	8,106,540
Rigel Pharmaceuticals Inc (c)	27,419	836,005
Rocket Pharmaceuticals Inc (c)	132,679	407,325
Roivant Sciences Ltd (c)	681,056	20,424,869
SAB Biotherapeutics Inc (b)(c)	38,757	139,525
Sagimet Biosciences Inc Class A (c)	84,886	618,819
Sana Biotechnology Inc (c)	247,233	815,869
Sarepta Therapeutics Inc (c)	158,411	2,830,805
Savara Inc (c)	207,243	1,077,664
Scholar Rock Holding Corp (c)	127,962	6,308,527
SELLAS Life Sciences Group Inc (b)(c)	257,509	2,397,409
Sensei Biotherapeutics Inc (b)(c)	1,253	26,488
Senti Biosciences Holdings Inc	18,801	17,891
Sera Prognostics Inc Class A (c)	43,469	93,893
Seres Therapeutics Inc (c)	10,143	74,247
Serina Therapeutics Inc (c)	4,739	8,720
Shattuck Labs Inc (c)	83,478	496,694
Silo Pharma Inc (c)	8,423	3,605
Sionna Therapeutics Inc (c)	21,645	926,839
Skye Bioscience Inc (c)	24,379	18,903
Solid Biosciences Inc (c)	69,647	511,209
Soligenix Inc (b)(c)	14,459	13,158
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	8,641	0
Spectrum Pharmaceuticals Inc rights (c)(d)	247,249	1
Spero Therapeutics Inc (c)	67,356	190,617
Spruce Biosciences Inc (b)(c)	1,652	84,698
Spyre Therapeutics Inc (c)	113,073	8,310,866
Spyre Therapeutics Inc rights (c)(d)	74,199	0
Stoke Therapeutics Inc (c)	77,707	2,401,923
Summit Therapeutics Inc (b)(c)	233,209	4,090,486
Surface Oncology Inc rights (c)(d)	58,553	0
Surrozen Inc Class A (c)	8,584	224,987
Sutro Biopharma Inc (c)	22,831	667,350
Syndax Pharmaceuticals Inc (c)	131,447	2,575,047
Tango Therapeutics Inc (c)	148,589	3,265,986
Taysha Gene Therapies Inc (c)	335,788	1,971,076
Tectonic Therapeutic Inc (b)(c)	14,801	461,273
Tectonic Therapeutic Inc rights (c)(d)	4,005	0
Tempest Therapeutics Inc (c)	15,677	23,986
Tempest Therapeutics Inc warrants 12/31/2030 (c)	4,421	121
Tenax Therapeutics Inc (c)	8,907	105,726
Tenaya Therapeutics Inc (c)	231,319	201,016
Tevogen Bio Holdings Inc Class A (b)(c)	300	2,373
TG Therapeutics Inc (b)(c)	205,391	7,792,535
Theriva Biologics Inc (c)	26,070	7,399
Tonix Pharmaceuticals Holding Corp (c)	19,343	238,499
TransCode Therapeutics Inc (c)	1,180	6,065
TransCode Therapeutics Inc rights (b)(c)(d)	1,180	0
Travere Therapeutics Inc (c)	135,150	6,376,377
TriSalus Life Sciences Inc Class A (b)(c)	53,913	183,843
TScan Therapeutics Inc (c)	72,914	78,747
Twist Bioscience Corp (c)	92,656	6,195,907
Tyra Biosciences Inc (c)	35,554	1,187,859
Ultragenyx Pharmaceutical Inc (c)	145,954	3,494,139
Unicycive Therapeutics Inc (c)	24,577	181,378
United Therapeutics Corp (c)	65,031	36,210,562
United Therapeutics Corp rights (c)(d)	29,360	0
Upstream Bio Inc (c)	51,794	432,998
Vanda Pharmaceuticals Inc (c)	90,076	580,990
Vaxcyte Inc (c)	193,960	9,969,544
Vera Therapeutics Inc Class A (c)	97,468	3,462,063
Veracyte Inc (c)	119,434	5,534,572
Verastem Inc (c)	109,968	476,161
Vericel Corp (c)	76,474	2,548,878
Vertex Pharmaceuticals Inc (c)	383,658	171,702,301
Viking Therapeutics Inc (c)	174,779	5,722,264
Vir Biotechnology Inc (c)	171,198	1,633,229
Viridian Therapeutics Inc (c)	128,617	2,266,232
Viridian Therapeutics Inc rights (c)(d)	33,262	0
Vistagen Therapeutics Inc (c)	48,903	30,809
VivoSim Labs Inc (b)(c)	4,055	5,312
Vor BioPharma Inc (c)	45,260	677,542
Voyager Therapeutics Inc (c)	68,586	265,428
vTv Therapeutics Inc Class A (c)	4,193	139,837
Werewolf Therapeutics Inc (c)	42,628	19,183
Whitehawk Therapeutics Inc (c)	56,522	266,784
X4 Pharmaceuticals Inc (c)	123,541	532,462
XBiotech Inc (c)	27,507	66,567
Xencor Inc (c)	108,376	1,287,507
Xenetic Biosciences Inc (c)	1,388	4,331
Xilio Therapeutics Inc (b)(c)	5,861	49,584
XOMA Royalty Corp (c)	14,461	603,168
Z Squared Inc (b)(c)	6,557	61,046
Zenas Biopharma Inc (c)	43,135	793,684
Zentalis Pharmaceuticals Inc (c)	76,893	307,572
		2,264,326,580
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	2,626,599	224,836,875
Accuray Inc Del (c)	157,905	59,751
Acme United Corp	5,124	216,233
Adagio Medical Holdings Inc (c)	10,400	7,530
Aethlon Medical Inc (b)(c)	1,077	2,380
Align Technology Inc (c)	100,790	17,633,211
Alphatec Holdings Inc (c)	173,012	1,340,843
AngioDynamics Inc (c)	62,668	719,429
Anteris Technologies Global Corp (c)	116,027	1,000,153
Apyx Medical Corp (c)	52,645	210,317
Artivion Inc (c)	63,692	1,413,325
AtriCure Inc (c)	75,216	2,081,227
Avanos Medical Inc (c)	70,027	1,736,670
Avinger Inc (c)(d)	2,859	0
Axe Compute Inc (c)	3,593	25,043
Axogen Inc (c)	75,712	2,989,110
Baxter International Inc (b)	777,456	14,600,624
Becton Dickinson & Co	430,101	63,276,459
Beta Bionics Inc (b)(c)	60,738	736,145
Beyond Air Inc (c)	6,356	2,924
Biomerica Inc (c)	3,489	8,478
Bioventus Inc (b)(c)	69,857	594,483
Bluejay Diagnostics Inc (c)	183	392
Boston Scientific Corp (c)	2,240,085	108,218,506
Butterfly Network Inc Class A (c)	311,402	1,416,879
CapsoVision Inc (c)	8,879	60,200
Carlsmed Inc (c)	10,100	115,342
Catheter Precision Inc (c)	1,598	1,406
Ceribell Inc (c)	32,155	593,260
Cerus Corp (c)	291,078	884,877
ChronoScale Corp (b)(c)	5,097	93,581
ClearPoint Neuro Inc (b)(c)	45,160	572,177
CONMED Corp	46,931	1,675,437
Cooper Cos Inc/The (c)	295,842	18,108,489
CVRx Inc (b)(c)	27,837	155,330
CytoSorbents Corp (b)(c)	78,580	38,575
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	38,712	0
Delcath Systems Inc (b)(c)	40,867	440,546
DENTSPLY SIRONA Inc	302,632	3,168,557
Dexcom Inc (c)	581,326	42,866,979
Edwards Lifesciences Corp (c)	876,472	75,788,534
ElectroCore Inc (b)(c)	8,975	87,596
ElectroCore Inc rights (c)(d)	2,019	0
Electromed Inc (c)	10,550	397,946
Embecta Corp (b)	90,467	305,778
ENDRA Life Sciences Inc (c)	1,597	8,784
Enovis Corp (c)	86,627	1,964,700
Envista Holdings Corp (c)	247,499	5,828,601
Envoy Medical Inc Class A (c)	64,956	45,826
enVVeno Medical Corp (b)(c)	805	9,121
Femasys Inc (c)	76,588	29,640
FONAR Corp (c)	8,954	171,021
Fractyl Health Inc (c)	173,834	140,145
GE HealthCare Technologies Inc	688,381	42,913,672
Glaukos Corp (c)	86,768	8,967,473
Globus Medical Inc Class A (c)	168,214	13,773,362
Haemonetics Corp (c)	70,192	4,759,720
HeartBeam inc (b)(c)	47,501	41,563
HeartSciences Inc (c)	2,693	4,470
Hyperfine Inc Class A (c)	121,907	190,175
ICU Medical Inc (c)	37,293	5,049,099
IDEXX Laboratories Inc (c)	120,595	67,958,900
Innovative Eyewear Inc (c)	1,457	1,515
Inogen Inc (c)	37,215	241,525
Inspire Medical Systems Inc (c)	39,339	1,627,061
Insulet Corp (c)	106,260	15,401,324
Integer Holdings Corp (c)	52,906	4,728,738
Integra LifeSciences Holdings Corp (c)	101,344	1,625,558
Intelligent Bio Solutions Inc (c)	1,769	4,546
Intuitive Surgical Inc (c)	536,403	227,778,171
iRadimed Corp	12,097	1,096,714
iRhythm Technologies Inc (c)	48,673	5,543,855
IRIDEX Corp (c)	16,874	17,718
Kestra Medical Technologies Ltd (c)	29,290	622,705
Kewaunee Scientific Corp (c)	3,311	134,327
KORU Medical Systems Inc (c)	70,974	288,154
Lantheus Holdings Inc (c)	100,154	9,945,292
LeMaitre Vascular Inc	31,523	2,983,652
LENSAR Inc (c)	14,419	83,630
LivaNova PLC (c)	82,457	6,085,327
Lucid Diagnostics Inc (c)	140,008	144,208
Masimo Corp (c)	68,908	12,296,633
Medline Inc Class A (b)	608,079	22,231,368
Medtronic PLC	1,936,520	142,934,542
Merit Medical Systems Inc (c)	89,553	5,647,212
Microbot Medical Inc (b)(c)	101,606	206,260
Milestone Scientific Inc (c)	72,271	27,969
Modular Medical Inc (c)	1,976	9,840
Myomo Inc (b)(c)	47,667	51,957
Neogen Corp (c)	328,867	2,949,937
Neuraxis Inc (c)	12,505	92,662
Neuronetics Inc (b)(c)	58,666	90,346
NeuroOne Medical Technologies Corp (c)	11,879	42,170
NeuroPace Inc (c)	36,812	608,870
Nexalin Technology Inc (b)(c)	16,612	10,133
Nexgel Inc (c)	8,676	5,206
Novocure Ltd (c)	154,124	2,626,273
Nuwellis Inc (b)(c)	1,507	1,166
Omnicell Inc (c)	67,794	2,992,427
OraSure Technologies Inc (c)	107,296	461,373
Orchestra BioMed Holdings Inc (c)	59,022	230,776
Orthofix Medical Inc (c)	60,069	556,840
OrthoPediatrics Corp (c)	25,538	438,487
Outset Medical Inc (c)	27,682	135,365
Owlet Inc Class A (c)	33,623	185,935
PAVmed Inc (c)	1,217	7,521
Penumbra Inc (c)	59,219	18,849,408
Precision Optics Corp Inc/Mass (c)	8,888	48,351
Pro-Dex Inc (c)	2,736	177,211
Procept Biorobotics Corp (b)(c)	84,574	2,226,833
Profusa Inc (c)	217	77
Pulmonx Corp (c)	62,009	102,315
Pulse Biosciences Inc (b)(c)	27,779	694,475
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	2,579	20,841
QT Imaging Holdings Inc (c)	22,548	112,740
QuidelOrtho Corp (c)	102,854	1,339,159
ResMed Inc	220,034	41,931,879
Retractable Technologies Inc (c)	15,739	10,690
Rockwell Medical Inc (c)	49,481	36,789
RxSight Inc (c)	54,190	288,833
Sanara Medtech Inc (b)(c)	5,642	128,581
SANUWAVE Health Inc (c)	10,552	173,791
SeaStar Medical Holding Corp Class A (b)(c)	5,814	21,570
Senseonics Holdings Inc (b)(c)	57,316	389,176
Sensus Healthcare Inc (c)	20,910	64,612
Shoulder Innovations Inc	7,811	114,822
SI-BONE Inc (c)	58,609	826,387
Sight Sciences Inc (c)	51,303	249,333
SiNtx Technologies Inc (b)(c)	4,288	9,605
SkyAI Inc (c)	43,484	79,576
Solana Co Class A (c)	45,840	87,325
Solventum Corp (c)	222,583	16,682,596
Spectral AI Inc Class A (b)(c)	30,346	62,816
STAAR Surgical Co (c)	75,217	2,248,236
Stereotaxis Inc (c)	124,229	245,973
STERIS PLC	148,122	31,509,993
Streamex Corp (b)(c)	126,118	190,438
Strive Inc Class A (b)(c)	77,217	1,364,424
Stryker Corp	520,216	158,712,700
Tactile Systems Technology Inc (c)	33,726	829,997
Tandem Diabetes Care Inc (c)	102,515	1,763,258
Tela Bio Inc (c)	55,409	53,747
Teleflex Inc	66,762	8,588,264
Tenon Medical Inc (c)	12,082	8,339
TransMedics Group Inc (c)	51,643	3,470,410
Treace Medical Concepts Inc (b)(c)	72,135	249,587
UFP Technologies Inc (b)(c)	11,655	2,565,266
USBC Inc (c)	30,353	10,423
Utah Medical Products Inc	4,526	300,753
Varex Imaging Corp (c)	63,383	648,408
Vivani Medical Inc (c)	69,679	91,976
VolitionRX Ltd (b)(c)	5,775	15,419
Xtant Medical Holdings Inc (c)	74,213	34,286
Zimmer Biomet Holdings Inc	299,288	24,640,381
		1,535,805,226
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)(c)	139,521	3,236,887
Accendra Health Inc (c)	112,093	318,344
AdaptHealth Corp (c)	162,101	1,642,083
Addus HomeCare Corp (c)	27,563	2,526,976
agilon health Inc (c)	18,805	1,735,325
AirSculpt Technologies Inc (b)(c)	24,972	134,349
Alignment Healthcare Inc (c)	241,893	3,705,801
American Shared Hospital Services (c)	4,318	6,304
AMN Healthcare Services Inc (c)	58,095	1,683,012
Ardent Health Inc (c)	37,013	341,630
Astrana Health Inc (c)	65,231	2,453,990
Aveanna Healthcare Holdings Inc (c)	106,972	766,989
Billiontoone Inc Class A (c)	6,878	680,853
Biodesix Inc (c)	6,004	97,985
BrightSpring Health Services Inc (c)	199,934	12,331,929
Brookdale Senior Living Inc (c)	358,813	4,617,923
Cardinal Health Inc	355,409	69,944,491
Castle Biosciences Inc (c)	44,196	931,652
Cencora Inc	293,799	79,137,699
Centene Corp (c)	705,685	42,058,826
Chemed Corp	21,389	9,120,483
Cigna Group/The	397,965	110,395,492
Clover Health Investments Corp Class A (b)(c)	603,148	2,400,529
Community Health Systems Inc (c)	172,549	469,333
Concentra Group Holdings Parent Inc	179,846	4,472,770
CorVel Corp (c)	47,200	2,914,600
Cosmos Health Inc (c)	28,538	7,049
Cross Country Healthcare Inc (c)	46,793	612,520
Cryo-Cell International Inc (c)	6,904	23,266
CVS Health Corp	1,921,702	174,836,449
DaVita Inc (c)	50,432	9,801,964
DocGo Inc Class A (c)	134,002	88,173
Elevance Health Inc	333,380	131,081,683
Encompass Health Corp	151,946	16,083,484
Ensign Group Inc/The	87,079	14,598,794
Fulgent Genetics Inc (c)	31,029	562,866
GeneDx Holdings Corp Class A (c)	32,360	1,682,396
Guardant Health Inc (c)	194,607	25,238,582
Guardian Pharmacy Services Inc Class A (c)	37,235	1,442,484
HCA Healthcare Inc	236,420	89,494,427
HealthEquity Inc (c)	129,057	11,355,725
Henry Schein Inc (c)	151,084	11,570,013
Hims & Hers Health Inc Class A (b)(c)	314,718	8,229,876
Hinge Health Inc Class A (c)	22,405	1,259,385
Humana Inc	182,157	55,634,391
Infusystem Holdings Inc (c)	30,945	280,671
Innovage Holding Corp (c)	33,096	251,199
Joint Corp/The (b)(c)	21,386	190,335
Labcorp Holdings Inc	125,205	32,560,812
LifeStance Health Group Inc (c)	341,070	2,629,650
Lumexa Imaging Holdings Inc (b)	37,371	290,746
McKesson Corp	185,002	137,352,886
Molina Healthcare Inc (c)	77,806	13,507,122
Nakamoto Inc (b)(c)	16,645	104,198
National HealthCare Corp	18,767	3,461,010
NeoGenomics Inc (c)	195,767	2,059,469
NRC Health Class A	20,348	397,396
Nutex Health Inc (b)(c)	7,812	1,008,607
Omada Health Inc (c)	12,457	223,852
Oncology Institute Inc/The (b)(c)	102,974	482,948
OPKO Health Inc (c)	639,446	933,591
Option Care Health Inc (c)	239,826	5,005,169
P3 Health Partners Inc Class A (b)(c)	2,244	27,332
PACS Group Inc (c)	66,208	2,426,523
Park Dental Partners Inc	2,249	43,586
Pediatrix Medical Group Inc (c)	127,126	2,738,294
Pennant Group Inc/The (c)	52,292	1,791,001
Precipio Inc (c)	2,272	51,802
Privia Health Group Inc (c)	174,753	3,758,937
Progyny Inc (c)	121,206	3,098,025
Quest Diagnostics Inc	166,141	32,380,881
RadNet Inc (c)	105,253	5,844,699
SBC Medical Group Holdings Inc (c)	17,435	55,966
Select Medical Holdings Corp	165,873	2,736,905
Sonida Senior Living Inc (c)	11,698	413,524
Strata Critical Medical Inc (b)(c)	105,068	662,979
Surgery Partners Inc (c)	114,732	1,532,820
Talkspace Inc Class A (c)	212,690	1,105,988
Tenet Healthcare Corp (c)	132,738	23,271,626
UnitedHealth Group Inc	1,368,258	520,362,201
Universal Health Services Inc Class B	83,409	12,186,889
US Physical Therapy Inc	23,051	1,481,257
Viemed Healthcare Inc (c)	50,212	494,086
Vivos Therapeutics Inc (b)(c)	8,350	5,845
Wellgistics Health Inc (b)(c)	1,507	5,154
		1,728,945,763
Health Care Technology - 0.0%
Aclarion Inc (c)	477	1,564
American Well Corp (c)	22,007	216,329
Bullfrog AI Holdings Inc (c)	7,178	5,438
CareCloud Inc (c)	54,319	127,650
Certara Inc (c)	180,896	1,052,815
Claritev Corp Class A (c)	11,567	290,563
DarioHealth Corp (b)(c)	8,754	69,157
Definitive Healthcare Corp Class A (c)	68,827	64,064
Doximity Inc Class A (c)	202,205	4,327,187
Evolent Health Inc Class A (c)	168,709	666,401
Firefly Neuroscience Inc (c)	15,355	27,178
GoodRx Holdings Inc Class A (b)(c)	142,453	415,963
Health Catalyst Inc (c)	104,421	144,101
Healthcare Triangle Inc (b)(c)	859	2,216
HealthStream Inc	35,794	893,776
HeartFlow Inc (c)	27,088	839,186
LifeMD Inc (b)(c)	64,000	273,920
OptimizeRx Corp (c)	25,018	129,843
Phreesia Inc (c)	86,850	856,341
Schrodinger Inc/United States (c)	85,097	1,293,474
Scienture Holdings Inc (c)	45,351	18,730
Simulations Plus Inc (b)(c)	25,190	431,001
Teladoc Health Inc (b)(c)	268,290	2,041,687
TruBridge Inc (b)(c)	15,125	392,645
Veeva Systems Inc Class A (c)	228,415	39,821,871
VSee Health Inc (c)	8,385	1,589
Waystar Holding Corp (c)	173,434	3,453,071
		57,857,760
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (c)	177,841	5,033,790
Adaptive Biotechnologies Corp (c)	179,054	2,712,668
Agilent Technologies Inc	427,199	57,898,280
Alpha Teknova Inc (c)	17,044	92,038
Atlantic International Corp (c)	51,027	76,541
Avantor Inc (c)	1,030,336	9,396,664
Azenta Inc (c)	62,123	1,421,374
Bio-Rad Laboratories Inc Class A (c)	27,457	8,579,763
Bio-Techne Corp	236,436	12,219,012
BioLife Solutions Inc (c)	59,128	1,473,470
Bionano Genomics Inc (b)(c)	11,470	14,223
BNB Plus Corp (c)	5,083	2,186
Bruker Corp	167,586	9,869,140
CDT Equity Inc Class A (c)	50	51
Champions Oncology Inc (c)	9,232	54,007
Charles River Laboratories International Inc (c)	74,344	13,434,704
Codexis Inc (c)	120,049	332,536
CryoPort Inc (c)	75,754	1,188,580
Cytek Biosciences Inc (c)	167,132	700,283
Danaher Corp	950,288	173,589,109
Fortrea Holdings Inc (c)	139,662	2,149,398
Ginkgo Bioworks Holdings Inc Class A (b)(c)	65,581	614,494
Harvard Bioscience Inc (c)	5,946	34,962
Illumina Inc (c)	230,942	37,634,308
Inotiv Inc (b)(c)	43,163	12,345
IQVIA Holdings Inc (c)	256,159	46,674,731
Lifecore Biomedical Inc (c)	56,214	282,194
Maravai LifeSciences Holdings Inc Class A (c)	187,010	897,648
MaxCyte Inc (c)	156,238	189,048
Medpace Holdings Inc (c)	33,859	15,138,697
Mesa Laboratories Inc	8,366	853,499
Mettler-Toledo International Inc (c)	30,691	36,233,181
Nautilus Biotechnology Inc Class A (c)	73,585	201,623
OmniAb Inc (c)	177,045	478,022
Pacific Biosciences of California Inc (c)	459,349	684,430
Personalis Inc (b)(c)	80,829	921,451
Quanterix Corp (c)	66,059	202,141
Quantum-Si Inc Class A (b)(c)	270,587	321,999
Rapid Micro Biosystems Inc Class A (c)	28,726	57,739
Repligen Corp (c)	79,923	9,906,456
Revvity Inc (b)	171,261	17,905,338
Seer Inc Class A (c)	55,361	103,525
Sotera Health Co (c)	398,586	6,233,885
Standard BioTools Inc (c)	460,215	529,247
Tempus AI Inc Class A (b)(c)	154,125	7,778,689
Thermo Fisher Scientific Inc	567,473	279,486,127
Waters Corp (c)	148,141	56,822,443
West Pharmaceutical Services Inc	108,664	35,077,826
		855,513,865
Pharmaceuticals - 3.0%
Aardvark Therapeutics Inc (c)	18,735	77,001
Aclaris Therapeutics Inc (c)	148,273	674,642
Alto Neuroscience Inc (c)	40,477	812,373
Alumis Inc (c)	122,588	2,647,901
Amneal Intermediate Inc Class A (c)	256,139	3,373,351
Amphastar Pharmaceuticals Inc (c)	53,599	1,010,341
Amylyx Pharmaceuticals Inc (c)	126,487	1,815,088
AN2 Therapeutics Inc (c)	34,964	151,394
ANI Pharmaceuticals Inc (c)	27,159	2,132,253
ANI Pharmaceuticals Inc rights (c)(d)	60,493	0
Aquestive Therapeutics Inc (b)(c)	137,194	551,520
Arvinas Inc (c)	97,759	877,876
Aspire Biopharma Holdings Inc Class A (c)	81	445
Assertio Holdings Inc (c)	9,478	222,164
Atea Pharmaceuticals Inc (c)	107,781	503,337
Axsome Therapeutics Inc (c)	63,972	15,000,155
Aytu BioPharma Inc (c)	11,929	27,317
BioAge Labs Inc (c)	45,599	788,407
Biofrontera Inc (c)	7,488	6,634
Biote Corp Class A (c)	34,899	69,798
Bristol-Myers Squibb Co	3,076,173	175,895,572
Cadrenal Therapeutics Inc (c)	2,449	12,025
CalciMedica Inc (c)	12,421	10,148
Cingulate Inc (b)(c)	10,991	45,723
Citius Pharmaceuticals Inc (b)(c)	26,359	17,263
CNS Pharmaceuticals Inc (c)	555	3,019
Cocrystal Pharma Inc (c)	9,629	10,784
Cognition Therapeutics Inc (c)	118,702	140,068
Collegium Pharmaceutical Inc (c)	47,754	1,605,012
Context Therapeutics Inc (c)	72,616	206,956
Contineum Therapeutics Inc Class A (c)	36,980	498,860
Corcept Therapeutics Inc (c)	141,464	9,830,333
CorMedix Inc (b)(c)	111,037	937,152
Crinetics Pharmaceuticals Inc (c)	155,065	5,512,561
Cumberland Pharmaceuticals Inc (c)	13,522	83,160
Dare Bioscience Inc (b)(c)	23,417	52,220
Definium Therapeutics Inc (c)	149,043	3,605,350
Edgewise Therapeutics Inc (c)	112,091	3,829,029
Elanco Animal Health Inc (c)	750,485	17,899,067
Eli Lilly & Co	1,196,930	1,322,607,650
Enliven Therapeutics Inc (c)	67,324	2,664,011
Enliven Therapeutics Inc rights (c)(d)	19,688	0
Esperion Therapeutics Inc (c)	361,360	1,131,057
Eton Pharmaceuticals Inc (c)	34,899	1,062,675
Evolus Inc (c)	97,736	641,148
EyePoint Inc (c)	118,001	1,602,454
Filana Therapeutics Inc (c)	72,474	111,610
Fulcrum Therapeutics Inc (c)	73,366	507,693
Harmony Biosciences Holdings Inc (c)	60,083	1,898,022
Harrow Inc (b)(c)	49,832	1,754,585
Hepion Pharmaceuticals Inc rights (b)(c)(d)	240	0
Hyperion DeFi Inc (b)(c)	10,255	35,893
IGC Pharma Inc (c)	95,369	27,552
ImageneBio Inc (c)	7,299	41,605
ImageneBio Inc rights (c)(d)	34,658	0
Impact BioMedical Inc (c)	154,944	80,571
Indivior Pharmaceuticals Inc	188,520	6,790,490
Innoviva Inc (c)	107,134	2,294,810
Jaguar Health Inc (c)	18	63
Jazz Pharmaceuticals PLC (c)	91,741	21,695,829
Johnson & Johnson	3,640,064	820,215,621
Journey Medical Corp (b)(c)	28,610	180,529
Jupiter Neurosciences Inc (c)	17,979	4,603
Kiora Pharmaceuticals Inc (c)	3,446	9,235
LB Pharmaceuticals Inc	36,918	1,032,596
LENZ Therapeutics Inc (b)(c)	33,165	258,024
LeonaBio Inc (c)	10,008	95,476
Lexicon Pharmaceuticals Inc (c)	330,462	720,407
Ligand Pharmaceuticals Inc (c)	29,733	6,896,867
Lipocine Inc (c)	8,290	18,653
Liquidia Corp (c)	103,817	6,422,120
Maze Therapeutics Inc (c)	32,133	850,239
MBX Biosciences Inc (c)	38,052	1,197,496
Merck & Co Inc	3,749,071	445,089,709
Mira Pharmaceuticals Inc (c)	42,049	44,572
Nektar Therapeutics (c)	47,625	3,089,910
Neonc Technologies Holdings Inc (c)	15,729	72,983
Neumora Therapeutics Inc (c)	136,857	253,185
NRX Therapeutics Inc (b)(c)	38,411	169,777
Nutriband Inc (b)(c)	7,231	25,236
Nuvation Bio Inc Class A (c)	361,972	1,730,226
Ocular Therapeutix Inc (c)	263,628	2,375,288
Omeros Corp (b)(c)	107,238	1,183,908
Optinose Inc (c)(d)	11,194	0
Organon & Co	392,733	5,239,058
Pacira BioSciences Inc (c)	62,256	1,445,584
Perrigo Co PLC (b)	209,316	2,312,942
Pfizer Inc	8,589,088	224,862,324
Phathom Pharmaceuticals Inc (c)	75,603	725,033
Phibro Animal Health Corp Class A	31,219	961,233
Pliant Therapeutics Inc (c)	79,912	100,689
Polaryx Therapeutics Inc (b)	19,605	64,108
Prestige Consumer Healthcare Inc (c)	71,546	3,400,581
Processa Pharmaceuticals Inc (b)(c)	2,088	5,345
Pulmatrix Inc (c)	5,228	7,267
Q/C Technologies Inc (b)(c)	6,046	26,421
Rafael Holdings Inc Class B (c)	58,483	80,122
Rani Therapeutics Holdings Inc Class A (c)	115,378	109,701
Rapport Therapeutics Inc (c)	43,260	1,708,770
Relmada Therapeutics Inc (c)	111,013	800,404
Rocket One Inc (b)(c)	16,979	24,789
Royalty Pharma PLC Class A	569,334	31,746,064
SCYNEXIS Inc (b)(c)	56,915	40,125
Senestech Inc (c)	7,176	12,414
Septerna Inc (c)	34,626	1,045,705
SIGA Technologies Inc	62,930	294,512
Sonoma Pharmaceuticals Inc (b)(c)	2,314	2,638
SpyGlass Pharma Inc (c)	14,744	283,969
Stablecoin Development Corp	39,514	50,183
Supernus Pharmaceuticals Inc (c)	86,619	4,000,065
Talphera Inc (c)	52,389	42,749
Tarsus Pharmaceuticals Inc (c)	59,040	3,506,976
Telomir Pharmaceuticals Inc (b)(c)	28,520	37,076
TherapeuticsMD Inc (c)	15,320	32,785
Theravance Biopharma Inc (c)	55,929	898,220
Third Harmonic Bio Inc (c)(d)	29,874	0
Traws Pharma Inc (b)(c)	8,098	11,823
Traws Pharma Inc rights (c)(d)	21,108	0
Trevi Therapeutics Inc (c)	175,606	2,483,069
Tvardi Therapeutics Inc (c)	12,181	41,172
VeraDermics Inc (b)	29,872	3,014,384
Verrica Pharmaceuticals Inc (c)	17,055	98,237
Veru Inc (b)(c)	20,969	49,697
Viatris Inc	1,739,947	28,291,538
VYNE Therapeutics Inc (c)	34,730	23,682
Vyome Holdings Inc (b)(c)	3,208	7,507
WaVe Life Sciences Ltd (c)	219,339	1,443,251
Xeris Biopharma Holdings Inc (c)	250,645	1,543,974
Xeris Biopharma Holdings Inc rights (c)(d)	47,594	0
Zevra Therapeutics Inc (c)	85,207	987,549
Zoetis Inc Class A	637,666	49,540,272
		3,279,224,684
TOTAL HEALTH CARE		9,721,673,878
Industrials - 9.7%
Aerospace & Defense - 2.4%
AAR Corp (c)	58,961	6,640,188
AeroVironment Inc (b)(c)	48,064	9,960,783
AerSale Corp (c)	47,794	314,962
Air Industries Group (c)	4,758	14,511
AIRO Group Holdings Inc (b)(c)	15,941	143,150
Archer Aviation Inc Class A (b)(c)	930,974	6,339,933
Astronics Corp (c)	47,744	4,153,728
ATI Inc (c)	205,192	35,941,431
Axon Enterprise Inc (c)	119,198	53,486,527
Beta Technologies Inc Class A (b)(c)	46,968	861,393
Boeing Co (c)	1,186,238	274,198,914
BWX Technologies Inc	138,093	27,049,657
Byrna Technologies Inc (c)	28,554	178,177
Cadre Holdings Inc	43,747	1,362,282
Carpenter Technology Corp	75,236	35,284,179
CPI Aerostructures Inc (c)	16,558	86,598
Curtiss-Wright Corp	55,684	41,629,915
Ducommun Inc (c)	20,761	3,160,239
Eve Holding Inc Class A (b)(c)	152,475	526,039
Firefly Aerospace Inc (b)(c)	31,320	1,456,067
FTAI Aviation Ltd	154,928	40,333,956
GE Aerospace	1,584,208	512,903,182
General Dynamics Corp	383,317	132,942,002
HEICO Corp	61,101	21,274,146
HEICO Corp Class A	116,682	30,315,151
Hexcel Corp	114,567	10,286,971
Howmet Aerospace Inc	605,587	156,392,843
Huntington Ingalls Industries Inc	59,280	18,268,318
Innovative Solutions And Support Inc (c)	18,891	325,681
Intuitive Machines Inc Class A (b)(c)	169,865	7,445,183
Karman Holdings Inc (c)	115,960	6,667,700
Kratos Defense & Security Solutions Inc (c)	278,915	17,886,819
L3Harris Technologies Inc	282,119	88,918,266
Leonardo DRS Inc	116,617	5,686,245
Loar Holdings Inc (b)(c)	53,768	3,466,961
Lockheed Martin Corp	305,827	162,225,932
Mercury Systems Inc (c)	79,793	8,912,878
Momentus Inc Class A (b)(c)	1,783	30,043
Moog Inc Class A	42,925	15,451,712
National Presto Industries Inc	8,014	1,014,332
Northrop Grumman Corp	201,506	113,584,902
Optex Systems Holdings Inc (c)	8,683	98,639
Park Aerospace Corp	27,483	875,883
Red Cat Holdings Inc (b)(c)	194,983	2,827,254
Redwire Corp Class A (b)(c)	117,350	2,883,290
Rocket Lab Corp (c)	710,023	101,874,100
RTX Corp	2,027,449	364,251,487
Safe Pro Group Inc (b)(c)	18,988	116,776
Satellogic Inc Class A (c)	114,057	1,084,682
Sidus Space Inc Class A (b)(c)	98,762	484,921
SIFCO Industries Inc (c)	6,089	123,424
StandardAero Inc (c)	286,365	8,201,494
Starfighters Space Inc (b)	44,045	328,576
Textron Inc	262,970	24,130,127
TransDigm Group Inc	85,286	107,317,080
V2X Inc (c)	30,933	2,571,460
Virgin Galactic Holdings Inc Class A (b)(c)	109,925	679,337
VirTra Inc (c)	17,240	59,133
Visionwave Holdings Inc (b)	14,592	92,221
Voyager Technologies Inc Class A (b)	19,572	969,401
VSE Corp	43,511	8,056,062
Woodward Inc	90,042	31,517,401
York Space Systems Inc (b)	28,811	940,391
		2,516,605,035
Air Freight & Logistics - 0.3%
Air T Inc (b)(c)	1,169	24,549
Arrive AI Inc (c)	7,307	4,823
Callan Jmb Inc (c)	2,066	1,508
CH Robinson Worldwide Inc	179,155	32,006,041
Expeditors International of Washington Inc	202,403	31,977,650
FedEx Corp	326,691	134,515,019
Forward Air Corp Class A (b)(c)	33,653	356,049
GXO Logistics Inc (c)	172,886	8,663,317
Hub Group Inc Class A	91,608	3,805,396
Radiant Logistics Inc (c)	54,983	466,806
United Parcel Service Inc Class B	1,116,513	119,120,772
		330,941,930
Building Products - 0.6%
A O Smith Corp	169,862	9,634,573
AAON Inc	102,228	14,332,366
Advanced Drainage Systems Inc (b)	108,218	15,059,617
Allegion plc	129,892	16,895,052
Alpha Pro Tech Ltd (c)	13,718	79,839
Apogee Enterprises Inc	32,737	1,257,428
Armstrong World Industries Inc	65,097	10,278,816
AZZ Inc	45,060	6,106,081
Builders FirstSource Inc (c)	167,054	12,739,538
Carlisle Cos Inc	61,601	21,240,641
Carrier Global Corp	1,186,833	75,803,024
CEA Industries Inc (b)(c)	67,554	197,258
CSW Industrials Inc	24,890	6,893,783
Fortune Brands Innovations Inc	181,699	7,075,359
Gibraltar Industries Inc (c)	44,744	1,729,356
Griffon Corp	58,977	5,188,796
Hayward Holdings Inc (c)	301,008	4,247,223
Insteel Industries Inc	29,439	809,278
Janus International Group Inc (c)	210,342	1,123,226
JELD-WEN Holding Inc (c)	128,522	277,608
Jewett-Cameron Trading Co Ltd (c)	2,174	4,750
Johnson Controls International plc	924,485	123,936,459
Lennox International Inc	48,201	24,204,614
Madison Air Solutions Corp Class A	124,185	5,398,322
Masco Corp	307,473	21,599,978
Masterbrand Inc (c)	306,174	2,657,590
Modine Manufacturing Co (c)	79,651	22,215,460
Northann Corp (c)	8,279	1,388
Owens Corning	124,172	15,623,321
Quanex Building Products Corp	69,724	1,297,564
Resideo Technologies Inc (c)	208,033	6,505,192
Simpson Manufacturing Co Inc	62,603	11,878,293
Tecnoglass Inc	39,524	1,703,089
Tecogen Inc (c)	25,576	158,827
Trane Technologies PLC	334,304	150,871,395
Trex Co Inc (c)	162,021	6,707,669
UFP Industries Inc	88,041	7,131,321
Zurn Elkay Water Solutions Corp	224,060	10,530,820
		623,394,914
Commercial Services & Supplies - 0.4%
ABM Industries Inc	88,691	3,464,270
ACCO Brands Corp	139,886	553,949
ACV Auctions Inc Class A (c)	260,640	1,712,405
Aqua Metals Inc (c)	5,055	21,332
Avalon Holdings Corp Class A (c)	1,920	4,877
Brady Corp Class A	65,919	5,674,308
Bridger Aerospace Group Holdings Inc (b)(c)	40,515	94,805
BrightView Holdings Inc (c)	105,232	1,300,668
Brink's Co/The	62,646	6,516,437
Casella Waste Systems Inc Class A (c)	94,410	7,757,670
Cintas Corp	513,323	87,911,697
CitroTech Inc (c)	18,953	124,900
Clean Harbors Inc (c)	75,818	21,307,133
CompX International Inc Class A	2,543	63,931
Copart Inc (c)	1,344,988	44,075,257
CoreCivic Inc (c)	151,146	3,186,158
Deluxe Corp	68,128	1,654,829
DSS Inc (c)	5,454	2,617
Ennis Inc	38,890	795,689
Enviri Corp (c)	121,437	2,519,818
Fuel Tech Inc (c)	33,207	49,146
GEO Group Inc/The (c)	206,615	4,683,962
Greenwave Technology Solutions Inc (c)	779	2,804
Healthcare Services Group Inc (c)	106,466	2,193,200
HNI Corp	104,911	3,272,174
Interface Inc	88,138	2,608,885
Knightscope Inc Class A (b)(c)	17,060	49,815
LanzaTech Global Inc Class A (c)	5,218	32,143
Liquidity Services Inc (c)	35,534	1,286,686
Millerknoll Inc	103,453	1,673,870
Mobile Infrastructure Corp Class A (c)	37,922	83,808
MSA Safety Inc	55,029	9,123,808
NLI Holdings Inc	13,557	82,291
Odyssey Marine Exploration Inc (b)(c)	77,676	85,444
Onterris Inc (c)	49,794	797,202
OPENLANE Inc (c)	160,407	6,111,507
Our Bond Inc	4,894	2,544
Perma-Fix Environmental Services Inc (b)(c)	25,944	254,770
Pitney Bowes Inc (b)	223,673	3,601,135
Quad/Graphics Inc Class A	45,974	342,506
Quest Resource Holding Corp (c)	20,802	24,546
Republic Services Inc	303,835	60,900,687
Rollins Inc	443,071	21,090,180
Royalty Management Holding Corp Class A	10,580	24,334
Team Inc (c)	6,703	104,768
Tetra Tech Inc	393,988	10,830,730
TOMI Environmental Solutions Inc (c)	18,759	17,446
UniFirst Corp/MA	21,932	5,821,191
Veralto Corp	374,872	30,825,725
Vestis Corp (c)	169,574	2,190,896
Virco Mfg. Corp	16,090	97,023
Waste Management Inc	560,373	118,496,475
		475,504,451
Construction & Engineering - 0.5%
AECOM	195,306	13,548,377
Ameresco Inc Class A (c)	46,301	1,665,910
API Group Corp (c)	579,488	23,759,008
Arcosa Inc	74,062	9,387,359
Argan Inc	20,956	13,978,071
Bowman Consulting Group Ltd (c)	21,859	689,214
Cardinal Infrastructure Group Inc Class A	19,662	1,020,261
Centuri Holdings Inc (c)	126,299	3,882,431
Comfort Systems USA Inc	53,156	97,180,331
Concrete Pumping Holdings Inc (c)	33,254	260,046
Construction Partners Inc Class A (c)	72,469	8,440,464
Dycom Industries Inc (c)	45,261	23,083,110
EMCOR Group Inc	67,612	55,902,954
Everus Construction Group Inc (c)	77,048	11,462,431
Fluor Corp (c)	243,516	11,143,292
Granite Construction Inc	65,647	8,983,135
IES Holdings Inc (c)	13,248	8,986,781
INNOVATE Corp (c)	7,548	114,956
JFB Construction Holdings Class A (b)(c)	6,779	39,183
Legence Corp Class A	72,433	6,065,539
Limbach Holdings Inc (c)	16,730	1,295,739
MasTec Inc (c)	92,634	35,049,927
Matrix Service Co (c)	42,747	561,268
MYR Group Inc (c)	23,445	10,903,332
Nocera Inc (c)	11,663	2,589
NWPX Infrastructure Inc (c)	14,506	1,711,128
Olenox Industries Inc (b)(c)	782	6,858
Orion Group Holdings Inc (c)	57,344	789,053
Primoris Services Corp	81,639	10,268,553
Quanta Services Inc	225,227	160,300,813
Shimmick Corp (c)	8,658	30,649
Solv Energy Inc Class A	31,396	1,115,500
Southland Holdings Inc (c)	21,630	26,389
Sterling Infrastructure Inc (c)	46,401	39,943,837
Terrestrial Energy Inc Class A (b)(c)	80,724	737,010
Tutor Perini Corp	66,941	4,785,612
Valmont Industries Inc	29,748	15,463,308
WillScot Holdings Corp	274,964	7,074,824
		589,659,242
Electrical Equipment - 1.3%
374Water Inc (c)	14,561	35,966
Acuity Inc	46,005	14,036,586
Allient Inc	22,533	1,783,712
American Superconductor Corp (c)	71,985	3,666,916
AMETEK Inc	347,662	78,519,463
Amprius Technologies Inc (b)(c)	197,184	3,998,892
Array Technologies Inc (b)(c)	231,025	2,097,707
Atkore Inc	51,033	4,226,043
Babcock & Wilcox Enterprises Inc (c)	147,362	2,718,829
Beam Global (b)(c)	23,812	36,194
Blink Charging Co (c)	207,995	171,804
Bloom Energy Corp Class A (c)	389,863	111,110,955
Broadwind Inc (c)	31,420	110,284
ChargePoint Holdings Inc Class A (b)(c)	32,546	247,024
Dragonfly Energy Holdings Corp (b)(c)	14,238	30,042
Eaton Corp PLC	586,667	235,018,800
Emerson Electric Co	848,900	122,088,798
Energous Corp (b)(c)	3,277	91,756
Energy Focus Inc (c)	4,858	17,829
Energy Vault Holdings Inc Class A (b)(c)	172,741	872,342
EnerSys	55,635	12,683,111
Enovix Corp Class B (b)(c)	294,201	2,347,724
Eos Energy Enterprises Inc (b)(c)	489,800	4,129,014
Espey Mfg. & Electronics Corp	3,362	194,828
ESS Tech Inc Class A (b)(c)	30,103	30,404
Expion360 Inc (c)	7,835	4,163
Fluence Energy Inc Class A (c)	127,993	2,416,508
Flux Power Holdings Inc (c)	25,171	27,185
Forgent Power Solutions Inc Class A	130,613	7,139,307
FTC Solar Inc (c)	15,275	84,013
FuelCell Energy Inc (c)	72,173	1,563,267
GE Vernova Inc	407,117	394,219,533
Generac Holdings Inc (c)	88,631	24,631,441
GrafTech International Ltd (c)	24,763	247,135
Hubbell Inc (b)	80,297	38,029,462
Hyliion Holdings Corp Class A (c)	191,718	1,340,109
KULR Technology Group Inc (b)(c)	65,134	311,341
LSI Industries Inc	47,053	1,140,094
NANO Nuclear Energy Inc (b)(c)	56,585	1,634,175
NeoVolta Inc (b)(c)	49,898	97,301
Net Power Inc Class A (c)	59,157	118,906
Nextpower Inc Class A (c)	224,287	35,078,487
NuScale Power Corp Class A (b)(c)	231,195	2,929,241
nVent Electric PLC	243,723	40,699,304
Ocean Power Technologies Inc (b)(c)	281,682	106,138
Orion Energy Systems Inc (c)	5,070	48,165
Pioneer Power Solutions Inc (c)	11,841	64,178
Plug Power Inc (b)(c)	2,102,645	8,305,448
Polar Power Inc (c)	2,928	6,031
Powell Industries Inc (b)	42,916	12,206,169
Power Solutions International Inc (b)(c)	10,133	422,343
Preformed Line Products Co	3,932	1,454,132
Regal Rexnord Corp	100,304	20,237,335
Rockwell Automation Inc	169,707	76,548,039
Sensata Technologies Holding PLC	220,020	10,866,788
SES AI Corp Class A (c)	400,765	525,002
Shoals Technologies Group Inc (c)	253,032	3,150,248
SKYX Platforms Corp (c)	137,214	155,052
SolarMax Technology Inc (c)	45,844	25,274
Solidion Technology Inc Class A (c)	2,933	13,638
Stardust Power Inc Class A (b)(c)	10,372	23,648
Stem Inc Class A (b)(c)	12,745	123,881
Sunation Energy Inc (c)	5,194	7,064
SunPower Inc Class A (b)(c)	94,965	100,663
Sunrun Inc (c)	350,559	5,861,346
Thermon Group Holdings Inc (c)	49,899	3,050,825
Tigo Energy Inc (c)	45,214	184,021
Ultralife Corp (c)	16,433	119,139
Vertiv Holdings Co Class A	577,832	182,427,341
Vicor Corp (c)	34,320	11,491,709
Westwater Resources Inc (c)	179,043	100,568
Zeo Energy Corp Class A (c)	8,769	7,426
		1,489,607,606
Ground Transportation - 0.8%
ArcBest Corp	33,783	4,617,798
Armlogi Holding Corp (c)	7,801	2,652
Avis Budget Group Inc (b)(c)	25,524	4,488,140
Covenant Logistics Group Inc Class A	22,811	905,597
CSX Corp	2,808,526	127,113,887
Ftai Infrastructure Inc (b)	176,866	788,822
Heartland Express Inc	68,848	1,032,032
Hertz Global Holdings Inc (b)(c)	188,880	1,019,952
JB Hunt Transport Services Inc	112,852	31,195,678
Knight-Swift Transportation Holdings Inc	245,198	18,544,325
Landstar System Inc	51,436	10,642,108
Lyft Inc Class A (b)(c)	601,288	8,484,174
Marten Transport Ltd	87,955	1,516,344
Norfolk Southern Corp	339,170	103,433,283
Old Dominion Freight Line Inc	277,967	62,584,270
PAMT CORP (c)	7,656	103,586
Proficient Auto Logistics Inc (c)	36,706	200,782
RXO Inc (c)	248,109	6,346,628
Ryder System Inc	59,537	14,934,856
Saia Inc (c)	40,248	19,011,948
Schneider National Inc Class B	75,368	2,663,505
U-Haul Holding Co (b)(c)	14,817	857,756
U-Haul Holding Co Class N	149,648	7,784,689
Uber Technologies Inc (c)	3,108,718	218,853,748
Union Pacific Corp	896,264	235,394,778
Universal Logistics Holdings Inc	10,573	168,216
Werner Enterprises Inc	90,489	3,756,198
XPO Inc (c)	176,943	37,910,038
		924,355,790
Industrial Conglomerates - 0.3%
3M Co	795,594	121,829,309
Honeywell International Inc	958,991	228,105,600
Hyperscale Data Inc Class A (c)	464,306	88,218
Hyperscale Data Inc Class B (d)	2,497	0
		350,023,127
Machinery - 2.0%
3D Systems Corp (b)(c)	221,333	790,159
AGCO Corp	90,754	10,189,859
AgEagle Aerial Systems Inc (c)	63,740	74,576
AirJoule Technologies Corp Class A (c)	50,079	224,855
Alamo Group Inc	16,323	2,460,039
Albany International Corp Class A	43,424	2,809,099
Alliance Laundry Holdings Inc	56,678	1,431,120
Allison Transmission Holdings Inc	125,678	14,268,223
Art's-Way Manufacturing Co Inc (c)	3,834	9,892
Astec Industries Inc	34,666	1,745,780
Atmus Filtration Technologies Inc	123,062	5,756,840
Blue Bird Corp (c)	47,718	3,233,849
Caterpillar Inc	702,793	615,555,305
CECO Environmental Corp (c)	45,775	3,421,681
Chart Industries Inc (c)	67,771	14,084,169
Chicago Rivet & Machine CO	963	9,269
Cleancore Solutions Inc Class B (c)	297,914	238,331
ClearSign Technologies Corp (c)	7,139	33,054
CNH Industrial NV Class A	1,336,983	13,650,596
Columbus McKinnon Corp/NY	43,807	699,160
Commercial Vehicle Group Inc (c)	47,369	243,950
Crane Co	73,962	13,535,046
Cummins Inc	208,689	134,944,568
Deere & Co	380,788	206,455,638
Donaldson Co Inc	174,161	14,258,561
Douglas Dynamics Inc	34,954	1,557,201
Dover Corp	203,684	43,050,650
Eastern Co/The (b)	8,930	192,263
Energy Recovery Inc (c)	80,590	658,420
Enerpac Tool Group Corp Class A	79,844	2,673,976
Enpro Inc	31,825	9,769,957
Esab Corp	86,246	7,971,718
ESCO Technologies Inc	39,113	11,417,085
Federal Signal Corp	91,851	9,800,502
Flowserve Corp	191,896	14,490,067
Fortive Corp	473,305	27,603,148
Franklin Electric Co Inc	57,861	5,692,365
FreightCar America Inc (c)	21,896	166,410
Gates Industrial Corp PLC (c)	383,521	9,940,864
Gencor Industries Inc (c)	15,591	219,989
Gorman-Rupp Co/The	31,425	2,355,304
Graco Inc	250,349	18,888,832
Graham Corp (c)	15,765	1,578,707
Greenbrier Cos Inc/The	46,747	2,202,251
Helios Technologies Inc	50,050	4,158,655
Hillman Solutions Corp (c)	298,450	2,226,437
Hurco Cos Inc (c)	8,281	142,185
Hydrofarm Holdings Group Inc (c)	4,748	4,611
Hyster-Yale Inc Class A	17,527	636,581
Hyzon Motors Inc Class A (b)(c)(d)	4,504	0
IDEX Corp	113,023	23,828,639
Illinois Tool Works Inc	396,074	97,941,179
Ingersoll Rand Inc	537,676	38,519,109
ITT Inc	129,871	25,324,845
JBT Marel Corp	78,485	10,547,599
Kadant Inc	17,801	5,681,723
Kennametal Inc	115,226	3,779,413
L B Foster Co Class A (c)	14,739	606,362
Laser Photonics Corp (b)(c)	30,724	28,238
Lincoln Electric Holdings Inc	83,087	21,477,159
Lindsay Corp	15,848	1,732,028
LiqTech International Inc (c)	5,048	5,578
Manitowoc Co Inc/The (c)	53,944	638,158
Mayville Engineering Co Inc (c)	21,870	587,210
Microvast Holdings Inc (b)(c)	304,985	472,727
Middleby Corp/The (c)	69,995	10,849,925
Miller Industries Inc/TN	17,380	832,676
Mueller Industries Inc	167,649	21,559,661
Mueller Water Products Inc Class A1	236,221	5,955,131
Nauticus Robotics Inc (b)(c)	4,704	8,467
Nephros Inc (c)	9,528	34,872
NN Inc (c)	69,733	207,107
Nordson Corp	79,882	22,952,495
Nuburu Inc Class A (c)	129,474	22,982
Omega Flex Inc	5,636	170,376
Oshkosh Corp	95,582	12,425,660
Otis Worldwide Corp	587,072	41,588,180
PACCAR Inc	793,564	87,585,659
Palladyne AI Corp Class A (b)(c)	50,398	424,855
Park-Ohio Holdings Corp	14,421	469,548
Parker-Hannifin Corp	190,635	161,016,040
Pentair PLC	247,204	17,511,931
Perma-Pipe International Holdings Inc (c)	12,258	376,198
Proto Labs Inc (c)	35,764	2,709,481
Rain Enhancement Technologies Holdco Inc Class A (b)(c)	3,683	8,360
RBC Bearings Inc (c)	47,743	27,307,086
Richtech Robotics Inc Class B (b)(c)	239,761	724,078
RYTHM Inc (b)(c)	1,704	42,540
Snap-on Inc	78,408	29,105,834
SPX Technologies Inc (c)	75,285	16,311,248
Standex International Corp	18,313	5,072,884
Stanley Black & Decker Inc	234,134	18,594,922
Symbotic Inc Class A (b)(c)	89,313	4,146,356
Taylor Devices Inc (c)	4,814	245,514
TechPrecision Corp (c)	13,766	54,789
Tennant CO	27,432	2,362,170
Terex Corp	171,803	9,995,499
Timken Co/The	95,728	12,251,269
Titan International Inc (c)	72,743	525,204
Toro Co/The	147,175	13,228,089
Trinity Industries Inc	121,243	3,933,123
Twin Disc Inc	17,099	285,211
Urban-Gro Inc (c)	964	3,509
Velo3D Inc Class A (b)(c)	18,644	447,642
Venhub Global Inc	31,484	56,042
Wabash National Corp	62,140	492,770
Watts Water Technologies Inc Class A	41,402	12,792,390
Westinghouse Air Brake Technologies Corp	257,513	67,252,095
Worthington Enterprises Inc	47,237	2,681,644
Xos Inc (c)	10,505	23,951
Xylem Inc/NY (b)	367,997	40,310,391
		2,123,647,618
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	57,982	1,395,047
Kirby Corp (c)	81,814	11,502,231
Lakeside Holding Ltd (c)	11,145	7,467
Matson Inc	47,087	8,536,873
Pangaea Logistics Solutions Ltd	51,644	390,945
		21,832,563
Passenger Airlines - 0.2%
Alaska Air Group Inc (c)	173,242	7,972,597
Allegiant Travel Co (c)	33,053	3,027,985
American Airlines Group Inc (c)	997,208	14,599,125
Delta Air Lines Inc	981,115	80,922,366
flyExclusive Inc Class A (b)(c)	13,068	33,062
Frontier Group Holdings Inc (b)(c)	128,424	776,965
JetBlue Airways Corp (b)(c)	448,436	2,452,945
Joby Aviation Inc Class A (b)(c)	915,971	10,900,055
Republic Airways Holdings Inc (c)	30,352	617,663
SkyWest Inc (c)	60,560	5,186,964
Southwest Airlines Co	742,262	31,880,153
Surf Air Mobility Inc (b)(c)	74,383	92,235
United Airlines Holdings Inc (c)	488,508	56,080,719
Volato Group Inc Class A (c)	5,726	973
Wheels Up Experience Inc Class A (b)(c)	7,076	62,410
		214,606,217
Professional Services - 0.5%
Alight Inc Class A	708,323	667,453
Amentum Holdings Inc (c)	232,046	5,390,429
Andersen Group Inc Class A (b)	19,122	707,514
Asure Software Inc (c)	39,170	362,323
Automatic Data Processing Inc	608,233	134,930,409
Barrett Business Services Inc	38,764	1,261,381
BGSF Inc	16,323	83,574
BlackSky Technology Inc Class A (b)(c)	46,240	2,241,253
Booz Allen Hamilton Holding Corp Class A	182,190	14,425,804
Broadridge Financial Solutions Inc	176,337	27,106,524
CACI International Inc (c)	33,350	17,125,559
Cbiz Inc (c)	74,414	2,470,545
Clarivate PLC (b)(c)	670,991	1,697,607
Concentrix Corp (b)	66,387	1,878,088
Conduent Inc (c)	232,473	402,178
CRA International Inc	9,928	1,377,510
Cycurion Inc	4,005	3,489
DLH Holdings Corp (c)	17,662	99,084
Equifax Inc	181,864	30,151,233
ExlService Holdings Inc (c)	237,173	6,885,132
Exponent Inc	75,416	4,398,261
Falcon's Beyond Global Inc Class A (b)(c)	24,181	374,806
First Advantage Corp (c)	121,115	1,937,840
Forrester Research Inc (c)	17,023	120,012
Franklin Covey Co (b)(c)	14,566	345,506
FTI Consulting Inc (c)	45,670	6,995,731
GEE Group Inc (c)	132,847	31,006
Genpact Ltd	239,281	7,884,309
HireQuest Inc	8,642	113,642
Huron Consulting Group Inc (c)	24,130	2,591,321
ICF International Inc	27,876	1,918,984
Innodata Inc (c)	48,136	5,053,317
Insperity Inc (b)	54,330	1,872,755
Jacobs Solutions Inc	177,360	21,258,370
KBR Inc	191,828	6,704,389
Kelly Services Inc Class A	47,294	549,556
Kforce Inc	24,595	1,155,719
Korn Ferry	78,888	5,520,582
Legalzoom.com Inc (c)	174,504	1,097,630
Leidos Holdings Inc	193,084	24,676,135
ManpowerGroup Inc (b)	70,245	2,221,849
Mastech Digital Inc (c)	7,483	46,469
Maximus Inc	82,391	5,102,475
Mistras Group Inc (c)	26,915	473,166
Nixxy Inc (b)(c)	29,834	23,568
Parsons Corp (c)	79,926	4,723,627
Paychex Inc	488,215	47,347,091
Paycom Software Inc (b)	73,836	10,312,674
Paylocity Holding Corp (c)	65,942	7,578,714
Planet Labs PBC Class A (c)	422,173	21,589,927
Professional Diversity Network Inc (b)(c)	4,816	3,418
Public Policy Holding Co Inc (United States) (e)	6,043	62,908
Rcm Technologies Inc (c)	7,239	156,435
Resolute Holdings Management Inc (b)(c)	5,512	655,818
Resources Connection Inc (b)	47,474	214,582
Robert Half Inc (b)	150,743	4,437,874
Science Applications International Corp	68,165	7,102,793
ShiftPixy Inc (c)(d)	4	0
Skillsoft Corp Class A (b)(c)	6,611	48,194
Spire Global Inc Class A (b)(c)	46,083	1,052,536
SS&C Technologies Holdings Inc	316,780	21,388,986
Staffing 360 Solutions Inc (c)(d)	973	0
Star Equity Holdings Inc (c)	4,349	50,840
TIC Solutions Inc (c)	274,289	2,240,941
TransUnion	290,595	20,794,978
TriNet Group Inc	44,342	2,025,543
TrueBlue Inc (c)	44,624	277,115
TTEC Holdings Inc (b)(c)	30,394	82,672
UL Solutions Inc Class A	116,689	11,610,556
Upwork Inc (c)	197,645	1,743,229
Verisk Analytics Inc	210,486	36,832,945
Verra Mobility Corp Class A (c)	240,468	1,084,511
Where Food Comes From Inc (c)	3,917	45,946
Willdan Group Inc (c)	21,176	1,923,628
		557,122,968
Trading Companies & Distributors - 0.4%
Alta Equipment Group Inc Class A (c)	29,490	181,658
Applied Industrial Technologies Inc	56,298	17,103,895
BlueLinx Holdings Inc (c)	11,949	621,229
Boise Cascade Co	56,040	3,907,109
Capstone Holding Corp (b)(c)	3,674	1,175
Core & Main Inc Class A (c)	285,124	14,099,382
Custom Truck One Source Inc Class A (c)	92,329	884,512
Distribution Solutions Group Inc (c)	9,645	260,415
DNOW Inc (c)	280,601	3,588,887
DXP Enterprises Inc/TX (c)	19,178	2,781,961
EquipmentShare.com Inc Class A (c)	45,270	943,427
EVI Industries Inc	7,898	137,899
Fastenal Co	1,734,336	76,657,651
Ferguson Enterprises Inc	295,356	66,741,595
FGI Industries Ltd (c)	677	4,306
GATX Corp	53,850	9,104,958
Global Industrial Co	21,078	640,771
Herc Holdings Inc	46,248	6,150,984
Hudson Technologies Inc (c)	57,753	307,246
Karat Packaging Inc	13,459	365,008
McGrath RentCorp	37,196	4,053,992
MSC Industrial Direct Co Inc Class A	69,151	7,569,960
NPK International Inc (c)	127,692	1,854,088
QXO Inc (b)(c)	768,244	13,252,209
Rush Enterprises Inc Class A	90,530	6,276,445
Rush Enterprises Inc Class B	13,520	877,448
SiteOne Landscape Supply Inc (c)	67,051	7,281,739
Titan Machinery Inc (c)	30,842	672,972
Transcat Inc (c)	14,128	1,194,099
United Rentals Inc	95,155	94,742,979
Watsco Inc (b)	52,772	19,372,601
Wesco International Inc	73,470	26,535,160
Willis Lease Finance Corp (b)	4,637	820,795
WW Grainger Inc	66,065	81,540,066
Xometry Inc Class A (c)	66,173	6,305,625
		476,834,246
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (c)	3,822	1,478
Sky Harbour Group Corp Class A (b)(c)	36,853	346,050
		347,528
TOTAL INDUSTRIALS		10,694,483,235
Information Technology - 36.4%
Communications Equipment - 1.3%
ADTRAN Holdings Inc (c)	111,414	1,843,902
Applied Optoelectronics Inc (c)	96,955	15,358,642
Arista Networks Inc (c)	1,559,748	248,733,014
Aviat Networks Inc (c)	17,745	315,329
BK Technologies Corp (c)	5,642	465,747
Calix Inc (c)	91,166	3,623,849
Ciena Corp (c)	212,759	123,449,155
Cisco Systems Inc	5,968,011	718,667,885
Clearfield Inc (c)	17,215	812,892
ClearOne Inc (c)	1,162	3,636
Comtech Telecommunications Corp (c)	44,643	250,894
Digi International Inc (c)	56,801	3,794,307
Extreme Networks Inc (c)	202,779	5,375,671
F5 Inc (c)	85,368	32,734,360
Franklin Wireless Corp	13,376	40,261
Genasys Inc (c)	65,923	141,734
Harmonic Inc (c)	169,561	2,562,067
Inseego Corp (b)(c)	16,266	213,410
KVH Industries Inc (c)	20,610	191,261
Lantronix Inc (c)	50,920	384,446
Lumentum Holdings Inc (c)	107,850	92,207,436
Motorola Solutions Inc	250,199	100,900,253
Netgear Inc (c)	43,000	1,117,570
NetScout Systems Inc (c)	103,585	4,311,208
Network-1 Technologies Inc	19,767	29,254
Ondas Inc (b)(c)	679,133	8,978,138
Optical Cable Corp (c)	9,172	127,491
Ribbon Communications Inc (c)	140,106	431,526
Ubiquiti Inc	6,397	3,734,952
Viasat Inc (c)	205,178	16,541,450
Viavi Solutions Inc (c)	349,480	16,970,749
Vistance Networks Inc	334,427	4,173,649
		1,408,486,138
Electronic Equipment, Instruments & Components - 1.1%
908 Devices Inc (c)	41,744	351,067
Acorn Energy Inc (c)	2,332	39,644
Advanced Energy Industries Inc	57,012	17,227,886
Aeva Technologies Inc (b)(c)	41,842	1,179,108
AEye Inc Class A (c)	69,708	139,416
Airgain Inc (c)	16,042	111,813
AMC Robotics Corp (c)	7,294	35,011
Amphenol Corp Class A	1,856,712	276,204,478
AmpliTech Group Inc (b)(c)	32,408	143,243
Arlo Technologies Inc (c)	160,318	2,138,642
Arrow Electronics Inc (c)	77,148	16,558,275
Astrotech Corp (b)(c)	1,978	98,504
Avnet Inc	123,643	10,748,286
Badger Meter Inc (b)	44,551	5,519,869
Bel Fuse Inc Class A	2,464	603,532
Bel Fuse Inc Class B	18,131	4,977,322
Belden Inc	59,369	6,238,495
Benchmark Electronics Inc	53,910	4,553,239
CDW Corp/DE	196,670	24,672,252
Cemtrex Inc (c)	9,808	9,121
Climb Global Solutions Inc	24,831	537,591
Coda Octopus Group Inc (c)	6,503	81,548
Cognex Corp	250,313	16,483,111
Coherent Corp (c)	283,191	102,365,052
Corning Inc	1,179,283	213,638,909
CPS Technologies Corp (b)(c)	20,939	188,870
Crane NXT Co	74,717	2,902,008
CTS Corp	43,922	2,820,232
Daktronics Inc (c)	62,667	1,295,954
Data I/O Corp (c)	11,134	47,097
Electro-Sensors Inc (c)	1,724	13,223
ePlus Inc	39,505	3,242,965
Evolv Technologies Holdings Inc Class A (c)	211,621	1,364,955
Flex Ltd (c)	555,365	83,737,935
Focus Universal Inc (c)	496	400
Forward Industries Inc	101,129	475,306
Frequency Electronics Inc (b)(c)	10,369	786,800
Identiv Inc (c)	30,590	125,419
Insight Enterprises Inc (c)	46,843	4,983,158
Interlink Electronics Inc	4,607	24,740
IPG Photonics Corp (c)	38,220	4,376,954
Itron Inc (c)	69,197	5,707,369
Jabil Inc	159,495	58,145,497
Key Tronic Corp (c)	13,448	46,530
Keysight Technologies Inc (c)	259,051	87,644,725
Kimball Electronics Inc (c)	36,665	950,723
Knowles Corp (c)	128,242	4,797,533
LGL Group Inc/The (c)	5,522	39,317
LightPath Technologies Inc Class A (c)	78,559	1,333,932
Lightwave Logic Inc (b)(c)	219,819	2,387,234
Littelfuse Inc	37,608	17,558,047
M-Tron Industries Inc (c)	5,694	518,154
Methode Electronics Inc	53,875	621,718
MicroVision Inc (b)(c)	455,194	276,166
Mirion Technologies Inc Class A (c)	369,722	6,758,518
MultiSensor AI Holdings Inc (c)	1,347	7,826
Napco Security Technologies Inc	53,970	2,025,494
Neonode Inc (c)	20,444	34,959
nLight Inc (c)	83,649	6,200,064
Nortech Systems Inc (c)	1,109	16,557
Novanta Inc (b)(c)	54,053	8,612,264
OSI Systems Inc (c)	23,398	5,071,517
Ouster Inc Class A (b)(c)	90,688	4,176,182
PC Connection Inc	17,181	1,195,626
Plexus Corp (c)	40,459	10,857,577
Powerfleet Inc NJ (b)(c)	180,986	707,655
Ralliant Corp	170,474	10,547,226
Research Frontiers Inc (c)	39,129	30,129
RF Industries Ltd (c)	14,032	248,226
Richardson Electronics Ltd/United States	19,051	323,486
Rogers Corp (c)	25,272	3,576,493
Sanmina Corp (c)	82,483	21,423,310
ScanSource Inc (c)	29,847	1,381,021
SmartRent Inc Class A (c)	268,924	338,844
Sono-Tek Corp (c)	19,600	96,824
Syntec Optics Holdings Inc Class A (c)	9,537	94,893
TD SYNNEX Corp	113,235	29,586,041
Teledyne Technologies Inc (c)	70,911	43,952,765
TTM Technologies Inc (c)	156,085	27,115,086
Universal Safety Products Inc	3,108	21,414
VerifyMe Inc (c)	16,641	10,695
Vishay Intertechnology Inc (b)	186,585	9,711,749
Vishay Precision Group Inc (c)	18,526	2,321,493
Vontier Corp	213,748	6,066,168
Vuzix Corp (c)	101,913	468,800
Wrap Technologies Inc (b)(c)	55,095	71,899
Zebra Technologies Corp Class A (c)	74,306	18,103,171
		1,212,222,347
IT Services - 1.1%
Accenture PLC Class A	929,472	173,876,328
Akamai Technologies Inc (c)	217,302	32,495,341
Applied Digital Corp (b)(c)	375,873	17,771,275
Backblaze Inc Class A (c)	87,335	723,134
BigBear.ai Holdings Inc (b)(c)	660,137	3,327,090
BlockchAIn Digital Infrastructure Inc (b)	508	1,737
Brand Engagement Network Inc Class A (b)(c)	6,304	93,551
Castellum Inc (c)	115,890	98,263
CISO Global Inc (b)(c)	46,992	20,930
Cloudastructure Inc Class A (c)	26,436	12,848
Cloudflare Inc Class A (c)	479,310	115,906,744
Cognizant Technology Solutions Corp Class A	722,464	40,280,980
Commerce.com Inc (c)	102,635	321,248
CoreWeave Inc Class A (c)	364,806	39,957,201
Crexendo Inc (c)	25,562	252,553
CSP Inc	10,386	102,718
Data Storage Corp (c)	2,770	10,332
DigitalOcean Holdings Inc (b)(c)	120,025	18,717,899
DXC Technology Co (c)	256,578	2,542,688
EPAM Systems Inc (b)(c)	83,450	8,550,287
Everforth Inc (c)	64,556	1,464,130
Fastly Inc Class A (c)	212,213	3,769,964
Fusemachines Inc	14,089	20,147
Gartner Inc (c)	106,404	17,258,729
Glimpse Group Inc/The (c)	21,363	17,774
GoDaddy Inc Class A (c)	204,012	17,510,350
Grid Dynamics Holdings Inc (c)	100,428	723,082
Hackett Group Inc/The	35,241	406,329
IBM Corporation	1,411,901	420,464,119
Information Services Group Inc	53,130	239,616
Kyndryl Holdings Inc (c)	345,442	4,307,662
MongoDB Inc Class A (c)	122,946	41,254,530
Okta Inc Class A (c)	255,996	31,556,627
Rackspace Technology Inc (c)	153,922	795,777
Research Solutions Inc/CA (c)	38,424	83,764
Snowflake Inc (c)	516,899	132,093,539
TSS Inc/MD (b)(c)	36,280	597,894
Tucows Inc Class A (b)(c)	13,920	211,027
Twilio Inc Class A (c)	229,007	43,657,894
Unisys Corp (c)	99,147	455,085
VeriSign Inc	124,605	35,559,775
Whitefiber Inc (b)	15,072	448,241
WidePoint Corp (c)	12,617	142,446
XTI Aerospace Inc (c)	51,635	93,459
		1,208,195,107
Semiconductors & Semiconductor Equipment - 16.9%
ACM Research Inc Class A (c)	80,495	6,967,647
Advanced Micro Devices Inc (c)	2,462,696	1,270,997,406
Aehr Test Systems (c)	43,510	4,017,278
Aeluma Inc (b)(c)	17,262	372,514
Alpha & Omega Semiconductor Ltd (c)	37,380	1,695,183
Ambarella Inc (c)	61,830	4,462,889
Ambiq Micro Inc	10,485	835,235
Amkor Technology Inc	171,862	11,954,721
Amtech Systems Inc (c)	16,648	354,103
Analog Devices Inc	738,066	305,448,614
Applied Materials Inc	1,198,902	539,577,834
Ascent Solar Technologies Inc (b)(c)	11,294	83,914
Astera Labs Inc (c)	200,548	68,757,882
Atomera Inc (c)	49,031	489,329
Axcelis Technologies Inc (c)	46,398	6,978,723
AXT Inc (c)	87,989	9,076,945
Blaize Holdings Inc Class A (b)(c)	89,025	156,684
Broadcom Inc	7,161,577	3,199,577,756
Cerebras Systems Inc Class A (c)	45,314	10,738,965
CEVA Inc (c)	40,917	1,635,862
Cirrus Logic Inc (c)	77,044	13,093,628
Cohu Inc (c)	70,598	3,724,045
Credo Technology Group Holding Ltd (c)	240,109	56,672,927
CVD Equipment Corp (c)	7,919	47,197
Diodes Inc (c)	69,338	7,302,678
Enphase Energy Inc (c)	197,697	13,514,567
Entegris Inc	229,618	31,868,682
Everspin Technologies Inc (b)(c)	28,348	747,820
First Solar Inc (c)	162,094	49,728,818
FormFactor Inc (c)	117,102	14,589,738
GCT Semiconductor Holding Inc Class A (b)(c)	65,275	219,977
GSI Technology Inc (b)(c)	45,043	447,052
Ichor Holdings Ltd (c)	52,045	3,722,258
Ideal Power Inc (c)	11,872	88,328
Impinj Inc (c)	40,658	6,139,358
Intel Corp (c)	7,092,146	813,327,303
inTEST Corp (c)	17,830	300,257
KLA Corp	197,990	380,479,363
Kopin Corp (b)(c)	276,180	1,576,988
Lam Research Corp	1,886,243	600,164,798
Lattice Semiconductor Corp (c)	206,626	30,390,552
MACOM Technology Solutions Holdings Inc (c)	97,441	35,530,886
Marvell Technology Inc	1,316,937	269,972,085
MaxLinear Inc (c)	122,763	11,408,366
Microchip Technology Inc	817,421	77,368,898
Micron Technology Inc	1,700,055	1,650,753,405
MKS Inc	101,452	32,896,826
Mobix Labs Inc Class A (b)(c)	12,085	29,004
Monolithic Power Systems Inc	73,578	115,238,599
Navitas Semiconductor Corp Class A (b)(c)	299,488	7,966,381
NVE Corp	7,415	726,225
NVIDIA Corp	36,704,519	7,749,792,142
ON Semiconductor Corp (c)	595,184	71,791,094
Onto Innovation Inc (c)	75,009	19,370,324
PDF Solutions Inc (c)	55,492	2,709,674
Penguin Solutions Inc (c)	72,301	4,036,565
Peraso Inc (c)	9,716	10,785
Photronics Inc (c)	89,344	2,890,278
Pixelworks Inc (b)(c)	8,302	57,865
Power Integrations Inc (b)	83,896	7,047,264
Qnity Electronics Inc	316,415	49,360,740
Qorvo Inc (c)	127,420	13,195,615
QUALCOMM Inc	1,611,688	404,565,922
QuickLogic Corp (c)	23,643	490,119
Rambus Inc (c)	162,622	23,654,996
Rigetti Computing Inc Class A (b)(c)	498,611	12,734,525
Semtech Corp (c)	139,790	21,323,567
Silicon Laboratories Inc (c)	49,770	10,829,952
SiTime Corp (c)	33,373	23,701,505
SkyWater Technology Inc (c)	42,611	1,660,977
Skyworks Solutions Inc (b)	227,242	17,690,790
SolarEdge Technologies Inc (c)	90,354	6,898,528
Synaptics Inc (c)	58,532	8,035,273
Teradyne Inc	236,557	88,545,651
Texas Instruments Inc	1,370,848	419,040,817
Trio-Tech International (b)(c)	8,087	102,786
Ultra Clean Holdings Inc (c)	68,590	5,869,246
Universal Display Corp	66,862	6,159,327
Veeco Instruments Inc (c)	91,125	5,252,445
Wolfspeed Inc (b)	42,925	2,544,594
		18,653,579,859
Software - 8.5%
8x8 Inc (c)	211,747	438,316
A10 Networks Inc	107,897	3,252,016
ACCESS Newswire Inc (c)	4,103	26,505
ACI Worldwide Inc (c)	155,627	6,796,231
Adeia Inc	165,405	4,419,622
Adobe Inc (c)	620,024	160,716,421
Agilysys Inc (c)	38,559	3,337,667
Airship AI Holdings Inc Class A (b)(c)	33,607	101,493
Alarm.com Holdings Inc (c)	75,185	3,391,595
Alkami Technology Inc (b)(c)	119,119	2,164,392
Alpha Modus Holdings Inc Class A (b)(c)	51,851	11,895
American Bitcoin Corp Class A (c)	209,673	236,930
Amplitude Inc Class A (c)	143,319	1,120,755
Appfolio Inc Class A (c)	36,754	5,923,642
Appian Corp Class A (c)	60,751	1,421,573
AppLovin Corp Class A (c)	409,339	250,961,648
Arteris Inc (c)	49,453	1,777,835
Asana Inc Class A (b)(c)	139,133	1,071,324
Atlassian Corp Class A (c)	256,230	27,572,910
Auddia Inc (c)	296	416
AudioEye Inc (c)	12,801	98,312
Aurora Innovation Inc Class A (b)(c)	1,884,483	13,832,105
authID Inc (c)	17,450	22,336
Autodesk Inc (c)	320,186	74,062,224
AvePoint Inc Class A (c)	211,955	2,312,429
Aware Inc/MA (c)	21,467	32,630
Banzai International Inc Class A (b)(c)	829	3,217
Bentley Systems Inc Class B (b)	224,960	7,342,694
BILL Holdings Inc (c)	133,072	4,926,325
Bit Digital Inc (b)(c)	490,878	991,574
BitMine Immersion Technologies Inc	687,105	13,240,513
Blackbaud Inc (c)	53,916	1,654,682
BlackLine Inc (b)(c)	75,572	2,221,817
Blend Labs Inc Class A (c)	339,583	607,854
Box Inc Class A (c)	216,262	5,830,424
Braze Inc Class A (c)	148,254	3,799,750
Bridgeline Digital Inc (c)	13,980	17,195
BTCS Inc	55,707	87,460
Btcs Inc Series V (d)	7,098	0
C3.ai Inc Class A (b)(c)	189,360	2,039,407
Cadence Design Systems Inc (c)	411,143	154,149,845
Ccc Intelligent Solutions Holdings Inc Class A (c)	882,874	4,149,508
Cerence Inc (c)	68,131	876,165
CID Holdco Inc	10,275	1,439
Cipher Digital Inc (b)(c)	441,635	10,444,668
Circle Internet Group Inc Class A (c)	81,764	9,239,332
Cleanspark Inc (b)(c)	386,456	7,068,280
Clear Secure Inc Class A	133,919	7,425,809
Clearwater Analytics Holdings Inc Class A (c)	435,551	10,601,311
Commvault Systems Inc (c)	66,412	7,886,425
Consensus Cloud Solutions Inc (c)	28,534	980,143
Core Scientific Inc (c)	468,363	12,575,547
Crowdstrike Holdings Inc Class A (c)	380,789	278,356,759
CS Disco Inc (c)	38,518	153,687
CXApp Inc Class A (c)	22,597	4,689
CYNGN Inc (b)(c)	11,482	17,108
Daily Journal Corp (b)(c)	1,376	711,557
Datacentrex Inc (b)(c)	35,844	82,800
Datadog Inc Class A (c)	495,853	122,649,240
Digimarc Corp (b)	24,725	363,458
Digital Turbine Inc (b)(c)	163,150	1,432,457
Docusign Inc (c)	302,531	15,888,928
Dolby Laboratories Inc Class A	91,957	5,132,120
Domo Inc Class B (c)	52,154	217,482
Dropbox Inc Class A (c)	262,821	7,064,628
Duos Technologies Group Inc (b)(c)	21,842	294,867
Dynatrace Inc (c)	450,543	19,188,626
eGain Corp (c)	26,555	197,304
Elastic NV (c)	140,118	9,065,635
EverCommerce Inc (b)(c)	27,451	308,824
Exodus Movement Inc Class A (b)(c)	8,881	63,233
Expensify Inc Class A (c)	83,841	98,094
Fair Isaac Corp (c)	35,829	44,807,389
Five9 Inc (c)	118,155	2,877,074
Fortinet Inc (c)	954,747	131,726,444
Freshworks Inc Class A (c)	313,760	3,046,610
Gen Digital Inc	832,423	21,468,189
Gitlab Inc Class A (c)	215,104	6,678,979
Gloo Holdings Inc Class A	15,981	87,736
Greenidge Generation Holdings Inc Class A (b)(c)	18,488	28,656
Guidewire Software Inc (c)	128,435	19,608,171
HubSpot Inc (c)	79,674	17,578,475
Hut 8 Corp (United States) (c)	145,244	18,130,809
I3 Verticals Inc Class A (b)(c)	29,472	600,050
Intapp Inc (c)	84,010	1,939,791
Intellicheck Inc (c)	30,224	133,590
Intellinetics Inc (c)	3,626	22,735
InterDigital Inc (b)	38,800	9,781,092
Intrusion Inc (c)	25,745	21,368
Intuit Inc	420,344	139,356,646
Inuvo Inc (b)(c)	18,527	29,643
Iveda Solutions Inc (c)	7,395	2,927
Kaltura Inc (c)	134,973	206,509
Klaviyo Inc Class A (b)(c)	220,023	3,485,164
Life360 Inc (b)(c)	118,482	5,034,300
LivePerson Inc (c)	16,117	36,586
LiveRamp Holdings Inc (c)	95,353	3,581,459
LM Funding America Inc (c)	6,778	1,782
Manhattan Associates Inc (c)	90,384	13,562,119
MARA Holdings Inc (b)(c)	571,564	8,219,090
Marin Software Inc (c)(d)	3,318	1,613
Microsoft Corp	11,216,195	5,049,979,637
Mitek Systems Inc (c)	68,467	1,176,263
MyseumAI Inc (c)	5,765	10,204
N-able Inc/US (c)	113,589	420,279
nCino Inc (c)	157,851	2,538,244
NCR Voyix Corp (c)	209,578	1,506,866
Netskope Inc Class A (b)(c)	129,131	1,567,650
NetSol Technologies Inc (c)	15,007	69,933
NextNav Inc Class A (c)	134,468	2,772,730
NextTrip Inc (c)	17,395	38,791
Nutanix Inc Class A (c)	408,352	21,262,889
OneSpan Inc	58,006	837,607
Ooma Inc (c)	38,326	676,454
Oracle Corp	2,561,333	578,297,765
PagerDuty Inc (c)	138,937	1,382,423
Palantir Technologies Inc Class A (c)	3,450,429	540,130,156
Palo Alto Networks Inc (c)	1,220,576	343,824,053
PAR Technology Corp (b)(c)	61,578	950,764
Pegasystems Inc	137,927	4,928,132
Phunware Inc (c)	28,325	57,783
Pivotal Software Inc rights (c)(d)	63,695	0
Porch Group Inc (c)	149,633	1,559,176
Procore Technologies Inc (c)	180,873	8,951,405
Progress Software Corp (c)	63,657	2,089,859
PTC Inc (c)	179,656	24,923,677
Q2 Holdings Inc (c)	94,220	4,461,317
Qualys Inc (c)	54,182	5,921,551
Rapid7 Inc (c)	88,195	739,074
REalloys Inc (b)(c)	3,819	34,982
REalloys Inc rights (c)(d)	3,689	0
reAlpha Tech Corp (b)(c)	5,277	13,140
Red Violet Inc (c)	20,040	1,139,074
Rekor Systems Inc (b)(c)	199,726	166,871
ReposiTrak Inc	19,353	199,916
Rimini Street Inc (c)	72,064	281,770
RingCentral Inc Class A (b)	114,476	4,957,956
Riot Platforms Inc (c)	487,978	13,229,084
Roper Technologies Inc	161,002	52,410,981
Rubrik Inc Class A (c)	229,475	18,043,619
SailPoint Inc (c)	110,496	2,080,640
Salesforce Inc	1,415,316	270,466,888
Samsara Inc Class A (c)	541,143	18,934,594
SentinelOne Inc Class A (c)	503,810	8,338,056
ServiceNow Inc (c)	1,580,002	196,504,849
ServiceTitan Inc Class A (c)	86,642	6,269,415
Silvaco Group Inc (c)	12,849	124,121
Smith Micro Software Inc (c)	24,449	21,271
Soluna Holdings Inc (b)(c)	86,881	147,698
SoundHound AI Inc Class A (b)(c)	585,783	5,272,047
SoundThinking Inc (c)	14,610	109,721
Sprinklr Inc Class A (c)	187,674	1,047,221
Sprout Social Inc Class A (c)	81,167	607,129
SPS Commerce Inc (c)	56,987	3,234,012
Strategy Inc Class A (c)	473,476	75,325,297
Synopsys Inc (c)	288,978	137,443,716
T Stamp Inc Class A (b)(c)	5,178	12,168
Tao Synergies Inc (b)(c)	9,860	41,412
TaoWeave Inc (c)	2,782	3,784
Telos Corp (c)	81,521	390,486
Tenable Holdings Inc (c)	179,015	5,053,593
Teradata Corp (c)	140,696	4,790,699
Terawulf Inc (b)(c)	570,248	14,575,539
TON Strategy Co (b)(c)	71,062	282,827
Trimble Inc (c)	359,258	20,265,744
Tyler Technologies Inc (c)	64,994	20,352,871
UiPath Inc Class A (b)(c)	647,115	7,584,188
Unity Software Inc (c)	523,259	15,943,702
Upland Software Inc (c)	34,698	31,332
Varonis Systems Inc (c)	177,520	6,062,308
Veea Inc Class A (c)	22,747	13,751
Veritone Inc (b)(c)	124,531	264,006
Vertex Inc Class A (c)	111,648	1,490,501
Via Transportation Inc Class A (c)	16,613	253,016
Viant Technology Inc Class A (c)	25,350	322,452
VirnetX Holding Corp (c)	5,544	96,743
Weave Communications Inc (c)	101,794	612,800
Workday Inc Class A (c)	321,748	47,036,340
Workiva Inc Class A (c)	79,167	3,940,933
Xperi Inc (c)	70,281	558,734
Yext Inc (c)	127,028	530,977
Zeta Global Holdings Corp Class A (c)	305,678	6,996,969
Zoom Communications Inc Class A (c)	401,126	40,750,390
Zscaler Inc (c)	154,181	21,543,711
		9,383,891,824
Technology Hardware, Storage & Peripherals - 7.5%
Ainos Inc (b)(c)	2,049	4,877
Apple Inc	22,175,448	6,920,070,303
AstroNova Inc (c)	11,737	183,332
Corsair Gaming Inc (b)(c)	71,037	862,389
Corvex Inc	1,401	26,619
CPI Card Group Inc (c)	9,543	161,945
Dell Technologies Inc Class C	448,900	188,946,499
Diebold Nixdorf Inc (c)	53,119	4,310,076
DNA X Inc (b)(c)	1,057	4,608
Eastman Kodak Co (c)	106,497	1,056,450
Everpure Inc Class A (c)	473,823	37,673,667
Foxx Development Holdings Inc (c)	2,049	5,450
GPGI Inc Class A	271,406	3,300,297
Hewlett Packard Enterprise Co	2,007,233	86,391,308
HP Inc	1,387,148	37,508,482
Immersion Corp (b)	42,710	276,761
IonQ Inc (b)(c)	535,176	38,570,134
NetApp Inc	299,173	52,142,862
One Stop Systems Inc (b)(c)	33,033	600,540
Quantum Computing Inc (b)(c)	288,131	3,446,047
Quantum Corp (b)(c)	20,573	199,764
Sandisk Corp/DE (c)	222,948	377,892,401
Seagate Technology Holdings PLC	329,391	289,798,202
Socket Mobile Inc (c)	6,519	6,194
Super Micro Computer Inc (c)	760,060	35,031,165
TransAct Technologies Inc (c)	13,029	58,240
Turtle Beach Corp (c)	20,687	269,758
Virtuix Holdings Inc	31,270	115,699
Western Digital Corp	512,112	272,039,016
Xerox Holdings Corp (b)	181,377	587,661
Xerox Holdings Corp warrants 2/14/2028 (c)	1,000	430
		8,351,541,176
TOTAL INFORMATION TECHNOLOGY		40,217,916,451
Materials - 2.1%
Chemicals - 1.0%
AdvanSix Inc	40,810	915,776
Air Products and Chemicals Inc	336,301	93,700,185
Albemarle Corp	178,008	31,404,171
Alto Ingredients Inc (c)	116,957	637,416
American Vanguard Corp (c)	42,097	108,610
Arq Inc (c)	48,583	134,089
Ascent Industries Co (c)	9,890	134,010
Ashland Inc	69,279	4,011,254
ASP Isotopes Inc (b)(c)	166,718	1,297,066
Aspen Aerogels Inc (c)	105,268	673,715
Avient Corp	138,450	4,903,899
Axalta Coating Systems Ltd (c)	322,197	9,914,002
Balchem Corp	48,873	7,659,865
Cabot Corp	78,879	6,902,701
Celanese Corp	165,441	8,789,880
CF Industries Holdings Inc	235,623	26,472,244
Chemours Co/The	226,453	5,018,198
Core Molding Technologies Inc (c)	11,707	277,339
Corteva Inc	1,015,693	79,508,448
Dow Inc	1,084,078	36,587,633
DuPont de Nemours Inc	618,072	29,927,046
Eastman Chemical Co	172,475	13,085,678
Ecolab Inc	384,970	98,552,320
Ecovyst Inc (c)	172,017	2,268,904
Element Solutions Inc	343,563	14,577,378
Flotek Industries Inc (b)(c)	20,890	416,756
FMC Corp	189,686	2,591,111
Hawkins Inc	31,572	4,886,398
HB Fuller Co	82,062	5,258,533
Huntsman Corp	247,376	3,797,222
Ingevity Corp (c)	54,177	3,674,284
Innospec Inc	37,440	3,105,274
International Flavors & Fragrances Inc	386,862	29,420,855
Intrepid Potash Inc (c)	15,748	615,274
Koppers Holdings Inc (b)	29,599	1,207,639
Kronos Worldwide Inc (b)	33,888	243,655
Linde PLC	705,274	351,007,818
LSB Industries Inc (c)	81,536	1,022,461
LyondellBasell Industries NV Class A1	389,083	25,932,382
Mativ Holdings Inc	83,037	737,369
Minerals Technologies Inc	46,942	3,615,473
Mosaic Co/The	479,749	11,466,001
NewMarket Corp (b)	11,779	9,111,999
Northern Technologies International Corp	11,369	90,952
Novusterra Inc (c)(d)	6,247	0
Olin Corp	171,789	4,444,181
Origin Materials Inc Class A (b)(c)	6,643	9,898
Perimeter Solutions Inc (c)	212,227	6,850,688
PPG Industries Inc	338,988	38,298,864
PureCycle Technologies Inc (b)(c)	215,226	2,666,650
Quaker Chemical Corp (b)	20,707	2,972,076
Rayonier Advanced Materials Inc (c)	101,495	928,679
RPM International Inc	193,431	20,497,883
Scotts Miracle-Gro Co/The	67,535	3,984,565
Sensient Technologies Corp	64,173	7,306,096
Sherwin-Williams Co/The	348,183	105,791,923
Solesence Inc (c)	25,503	31,369
Solstice Advanced Materials Inc	239,778	20,196,501
Stepan Co	32,568	1,721,219
Tronox Holdings PLC	180,080	1,431,636
Valhi Inc	4,241	61,028
Westlake Corp (b)	50,428	4,378,663
		1,157,235,202
Construction Materials - 0.3%
Amrize Ltd (United States)	776,937	42,257,603
CRH PLC	1,012,407	110,139,759
Eagle Materials Inc	47,446	10,494,106
Knife River Corp (c)	85,614	6,721,555
Martin Marietta Materials Inc	91,063	52,965,883
Smith-Midland Corp (b)(c)	6,990	224,030
United States Lime & Minerals Inc	15,969	1,820,306
Vulcan Materials Co	199,525	56,449,613
		281,072,855
Containers & Packaging - 0.2%
Amcor PLC (b)	698,337	27,109,442
AptarGroup Inc	97,178	11,258,071
Avery Dennison Corp	116,646	18,554,879
Ball Corp	404,531	22,115,710
Crown Holdings Inc	169,157	16,083,448
Graphic Packaging Holding CO	446,556	5,028,221
Greif Inc Class A	33,167	2,100,466
Greif Inc Class B (b)	10,499	843,070
International Paper Co	798,017	26,709,629
Myers Industries Inc (b)	56,454	1,287,151
O-I Glass Inc (c)	230,315	2,015,256
Packaging Corp of America	134,948	29,541,467
Ranpak Holdings Corp Class A (c)	63,960	441,323
Silgan Holdings Inc	132,346	4,970,916
Smurfit Westrock PLC	789,247	32,477,514
Sonoco Products Co	148,995	7,253,077
TriMas Corp	48,421	1,981,872
		209,771,512
Metals & Mining - 0.6%
5E Advanced Materials Inc (c)	39,012	72,172
Adapti Inc (c)	265	806
Alcoa Corp	391,147	30,368,653
Alpha Metallurgical Resources Inc (c)	16,318	3,246,792
American Battery Technology Co (b)(c)	199,428	719,935
Ampco-Pittsburgh Corp (c)	17,699	200,353
Century Aluminum Co (c)	80,346	5,300,426
Cleveland-Cliffs Inc (c)	861,653	11,718,481
Coeur Mining Inc	1,563,111	30,199,305
Commercial Metals Co	167,424	12,732,595
Compass Minerals International Inc (c)	52,522	1,676,502
Contango Silver & Gold Inc (c)	41,260	829,739
Dakota Gold Corp (c)	154,545	890,179
Freeport-McMoRan Inc	2,170,881	142,648,591
Friedman Industries Inc	10,206	238,616
Gold Resource Corp (c)	204,638	284,447
Hecla Mining Co	1,012,225	17,987,238
Hycroft Mining Holding Corp (b)(c)	102,891	3,400,548
Idaho Strategic Resources Inc (c)	21,704	848,843
Inno Holdings Inc (b)(c)	262	332
Ivanhoe Electric Inc / US (b)(c)	162,220	2,183,481
Kaiser Aluminum Corp	24,242	4,413,014
Materion Corp	31,310	6,889,452
Metallus Inc (c)	54,032	1,061,729
MP Materials Corp (b)(c)	203,473	13,164,703
Newmont Corp	1,648,334	181,003,557
Nucor Corp	345,653	86,413,250
Paramount Gold Nevada Corp (c)	94,339	130,188
Ramaco Resources Inc Class A (b)(c)	52,669	822,163
Ramaco Resources Inc Class B	22,712	261,415
ReElement Technologies Corp (b)(c)(d)	23,057	0
Reliance Inc	78,950	30,061,792
Royal Gold Inc	122,387	27,473,434
Ryerson Holding Corp	66,823	1,911,138
Solitario Resources Corp (c)	94,565	79,841
Steel Dynamics Inc	207,327	53,936,119
SunCoke Energy Inc	128,706	1,159,641
Tredegar Corp (c)	46,485	363,048
United States Antimony Corp (b)(c)	179,992	1,616,328
US Gold Corp (c)	21,694	350,141
USA Rare Earth Inc Class A (b)(c)	260,154	7,286,914
Warrior Met Coal Inc	79,401	7,506,571
Worthington Steel Inc	49,128	2,072,710
		693,525,182
Paper & Forest Products - 0.0%
Clearwater Paper Corp (c)	24,140	393,481
Louisiana-Pacific Corp	95,749	7,313,309
Magnera Corp (c)	51,048	580,415
Sylvamo Corp	50,095	1,967,231
		10,254,436
TOTAL MATERIALS		2,351,859,187
Real Estate - 2.2%
Diversified REITs - 0.0%
AH Realty Trust Inc Class A	124,806	849,929
Alpine Income Property Trust Inc	20,082	386,980
American Assets Trust Inc	72,740	1,694,842
Broadstone Net Lease Inc Class A	287,158	5,809,206
CTO Realty Growth Inc	45,738	939,916
Essential Properties Realty Trust Inc	317,645	9,713,584
Generation Income Properties Inc (b)(c)	7,201	1,482
Gladstone Commercial Corp	75,683	954,363
Global Net Lease Inc	301,392	2,824,043
Mackenzie Realty Capital Inc (c)	2,897	6,692
Modiv Industrial Inc Class C (b)	15,262	277,158
NexPoint Diversified Real Estate Trust	63,906	341,258
Presidio Property Trust Inc Class A (b)(c)	805	2,238
Presidio Property Trust Inc warrants 1/24/2027 (c)	5,422	93
WP Carey Inc	331,398	24,662,639
		48,464,423
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	236,000	11,724,480
American Healthcare REIT Inc	267,963	13,100,711
CareTrust REIT Inc	337,788	13,788,506
Chiron Real Estate Inc	19,411	699,572
Community Healthcare Trust Inc	41,778	719,417
Diversified Healthcare Trust	329,861	2,744,444
Healthcare Realty Trust Inc	527,958	10,516,923
Healthpeak Properties Inc	1,051,099	20,128,546
LTC Properties Inc	72,710	2,720,081
Medical Properties Trust Inc (b)	748,532	3,824,999
National Health Investors Inc	72,261	5,296,009
Omega Healthcare Investors Inc	446,930	20,898,447
Sabra Health Care REIT Inc	382,231	7,602,575
Sila Realty Trust Inc	83,870	2,536,229
Strawberry Fields REIT Inc	11,855	155,537
Universal Health Realty Income Trust	20,040	830,658
Ventas Inc	717,377	60,560,966
Welltower Inc	1,053,953	216,408,169
		394,256,269
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	335,223	4,924,426
Ashford Hospitality Trust Inc (c)	7,941	24,458
Braemar Hotels & Resorts Inc	89,273	219,612
Chatham Lodging Trust	74,618	809,605
DiamondRock Hospitality Co	308,902	3,394,833
Host Hotels & Resorts Inc	966,592	22,212,284
InnSuites Hospitality Trust	3,050	4,697
Park Hotels & Resorts Inc	304,791	3,697,115
Pebblebrook Hotel Trust	171,835	2,620,484
RLJ Lodging Trust	227,808	2,216,572
Ryman Hospitality Properties Inc	95,256	10,966,823
Service Properties Trust	869,624	1,556,627
Summit Hotel Properties Inc	162,791	939,304
Sunstone Hotel Investors Inc	288,717	3,123,918
Xenia Hotels & Resorts Inc	144,070	2,502,496
		59,213,254
Industrial REITs - 0.3%
Americold Realty Trust Inc	431,219	6,765,826
EastGroup Properties Inc	80,468	16,247,294
First Industrial Realty Trust Inc	200,322	12,393,922
Industrial Logistics Properties Trust	90,967	815,974
Lineage Inc	86,604	3,846,084
LXP Industrial Trust	89,666	4,630,352
One Liberty Properties Inc	25,574	602,267
Prologis Inc	1,404,174	201,456,844
Rexford Industrial Realty Inc	348,536	12,362,572
STAG Industrial Inc Class A	288,962	10,942,991
Terreno Realty Corp	157,575	10,351,102
		280,415,228
Office REITs - 0.1%
Brandywine Realty Trust	274,050	849,555
BXP Inc	222,976	13,380,790
COPT Defense Properties	171,030	5,483,222
Cousins Properties Inc	254,515	6,823,547
Douglas Emmett Inc	254,590	2,963,428
Easterly Government Properties Inc	67,522	1,619,178
Empire State Realty Trust Inc Class A	211,795	1,213,585
Franklin Street Properties Corp	112,586	59,366
Highwoods Properties Inc (b)	167,222	4,364,494
Hudson Pacific Properties Inc (c)	82,276	985,666
JBG SMITH Properties	90,434	1,326,667
Kilroy Realty Corp	165,289	5,664,454
NET Lease Office Properties	21,158	254,108
Orion Properties Inc	77,155	229,922
Piedmont Realty Trust Inc Class A1 (c)	189,036	1,570,889
Postal Realty Trust Inc Class A (b)	37,643	867,295
SL Green Realty Corp	107,881	4,897,797
Vornado Realty Trust	242,208	8,174,520
		60,728,483
Real Estate Management & Development - 0.1%
Alset Inc (c)	59,624	95,995
Altisource Portfolio Solutions SA (c)	16,600	108,232
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	25,264	5,305
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	25,264	11,344
American Realty Investors Inc (c)	1,977	29,655
American Strategic Investment Co Class A (c)	1,813	15,556
AMREP Corp (c)	4,678	117,044
Avalon GloboCare Corp (c)	2,641	942
CBRE Group Inc Class A (c)	438,798	54,867,302
CKX Lands Inc (c)	1,874	19,911
Compass Inc Class A (c)	938,696	7,725,468
Comstock Holding Cos Inc Class A (c)	5,620	85,649
CoStar Group Inc (c)	640,295	20,617,499
Cushman & Wakefield Ltd	349,909	4,352,868
Douglas Elliman Inc (c)	113,440	204,192
eXp World Holdings Inc (b)	138,556	681,696
Fathom Holdings Inc (c)	27,091	15,445
Forestar Group Inc (c)	29,221	802,701
FRP Holdings Inc (c)	18,426	425,825
Howard Hughes Holdings Inc (c)	46,277	2,931,648
InterGroup Corp/The (b)(c)	920	35,659
Jones Lang LaSalle Inc (c)	71,251	20,114,870
JW Mays Inc (c)	722	30,440
Kennedy-Wilson Holdings Inc	180,645	1,988,901
Marcus & Millichap Inc	36,148	1,020,820
Maui Land & Pineapple Co Inc (c)	11,447	193,798
Medalist Diversified Inc	1,299	15,002
New Concept Energy Inc (c)	4,444	3,354
Newmark Group Inc Class A	241,036	3,367,273
Offerpad Solutions Inc Class A (c)	43,894	33,623
Opendoor Technologies Inc Class A (b)(c)	1,210,292	6,099,872
RE/MAX Holdings Inc Class A (c)	30,313	289,186
RenX Enterprises Corp (b)(c)	103	170
RMR Group Inc/The Class A	24,974	498,231
Seaport Entertainment Group Inc (c)	11,438	288,810
Seritage Growth Properties Class A (c)	63,027	161,979
St Joe Co/The	60,178	3,829,126
Star Holdings (c)	18,293	162,442
Stratus Properties Inc (c)	10,022	286,579
Tejon Ranch Co (c)	37,624	727,272
Transcontinental Realty Investors Inc (c)	1,775	68,799
Zillow Group Inc Class A (c)	73,071	2,583,791
Zillow Group Inc Class C (c)	263,063	9,207,205
		144,121,479
Residential REITs - 0.2%
American Homes 4 Rent Class A	493,310	15,825,385
AvalonBay Communities Inc	214,029	39,062,433
Bluerock Homes Trust Inc Class A	5,405	53,833
BRT Apartments Corp	18,532	268,529
Camden Property Trust	156,421	16,668,222
Centerspace	25,398	1,713,857
Clipper Realty Inc	19,819	62,232
Equity LifeStyle Properties Inc	292,911	18,093,112
Equity Residential	519,820	34,022,219
Essex Property Trust Inc	97,403	26,555,954
Independence Realty Trust Inc	359,118	5,828,485
Invitation Homes Inc	852,915	24,947,764
Mid-America Apartment Communities Inc	176,834	22,823,964
NexPoint Residential Trust Inc	33,860	983,972
Sun Communities Inc	175,632	21,718,653
UDR Inc	454,948	16,787,581
UMH Properties Inc	124,211	1,865,649
		247,281,844
Retail REITs - 0.3%
Acadia Realty Trust	198,672	4,374,757
Agree Realty Corp (b)	181,351	13,447,177
Alexander's Inc	3,309	814,378
Brixmor Property Group Inc	463,472	14,163,704
CBL & Associates Properties Inc	23,414	1,125,979
Curbline Properties Corp (b)	146,755	4,274,973
Federal Realty Investment Trust	118,664	14,195,774
FrontView REIT Inc	33,159	588,241
Getty Realty Corp	83,958	2,731,154
InvenTrust Properties Corp	117,698	3,899,335
Kimco Realty Corp	1,019,343	24,545,779
Kite Realty Group Trust	327,830	8,989,099
Macerich Co/The	416,437	9,378,161
NETSTREIT Corp (b)	147,654	2,991,470
NNN REIT Inc	287,700	12,805,527
Phillips Edison & Co Inc	190,348	7,642,472
Realty Income Corp	1,390,354	85,200,893
Regency Centers Corp	248,828	19,246,846
Saul Centers Inc	19,293	668,695
Simon Property Group Inc	491,190	100,649,743
SITE Centers Corp	79,617	402,066
Tanger Inc	174,101	6,279,823
Urban Edge Properties	191,058	4,287,342
Whitestone REIT	67,860	1,294,769
		343,998,157
Specialized REITs - 0.7%
American Tower Corp	707,166	132,211,755
Crown Castle Inc	657,964	60,203,706
CubeSmart	345,245	13,809,800
Digital Realty Trust Inc	487,848	92,691,120
EPR Properties	115,438	6,585,738
Equinix Inc	148,411	158,508,885
Extra Space Storage Inc	320,828	46,298,689
Farmland Partners Inc	60,294	619,219
Four Corners Property Trust Inc	167,101	4,160,815
Gaming and Leisure Properties Inc	428,250	20,114,903
Gladstone Land Corp	52,820	500,734
Global Self Storage Inc	17,996	92,859
Iron Mountain Inc	446,860	57,309,795
Lamar Advertising Co Class A	131,212	20,004,582
Millrose Properties Inc Class A	233,709	6,595,268
National Storage Affiliates Trust	107,300	4,576,345
Outfront Media Inc	219,799	7,086,320
Public Storage	238,676	72,483,514
Rayonier Inc	420,797	8,790,449
Safehold Inc	70,197	1,050,849
SBA Communications Corp Class A	160,939	32,696,367
Smartstop Self Storage REIT Inc (b)	84,286	2,633,938
VICI Properties Inc	1,652,214	46,625,479
Weyerhaeuser Co	1,088,986	26,691,047
		822,342,176
TOTAL REAL ESTATE		2,400,821,313
Utilities - 2.1%
Electric Utilities - 1.3%
Alliant Energy Corp	387,987	27,783,749
American Electric Power Co Inc	816,885	103,474,823
Constellation Energy Corp	470,723	135,450,543
Duke Energy Corp	1,174,612	144,160,131
Edison International	581,377	40,661,507
Entergy Corp	683,136	74,495,981
Evergy Inc	347,668	28,522,683
Eversource Energy	566,901	38,702,331
Exelon Corp	1,545,161	70,521,148
FirstEnergy Corp	785,411	36,435,216
Genie Energy Ltd Class B	32,461	450,558
Hawaiian Electric Industries Inc (c)	261,007	3,471,393
IDACORP Inc	81,569	11,441,684
MGE Energy Inc	55,309	4,175,830
NextEra Energy Inc	3,145,711	273,708,314
NRG Energy Inc	320,800	43,012,864
OGE Energy Corp	310,425	14,661,373
Oklo Inc Class A (b)(c)	186,501	12,473,187
Otter Tail Corp	63,352	5,490,084
PG&E Corp	3,319,802	54,245,565
Pinnacle West Capital Corp	180,768	18,029,800
Portland General Electric Co	170,064	8,523,608
PPL Corp	1,117,552	39,550,165
Southern Co/The	1,663,206	153,098,112
TXNM Energy Inc	147,629	8,741,113
Xcel Energy Inc	893,495	71,032,853
		1,422,314,615
Gas Utilities - 0.1%
Atmos Energy Corp	249,779	42,245,122
Chesapeake Utilities Corp	35,758	4,409,677
MDU Resources Group Inc (b)	308,752	6,508,492
National Fuel Gas Co	143,556	11,089,701
New Jersey Resources Corp	152,315	8,415,404
Northwest Natural Holding Co	62,858	3,047,984
ONE Gas Inc	90,603	7,043,477
RGC Resources Inc	12,990	299,419
Southwest Gas Holdings Inc	96,974	8,360,129
Spire Inc	89,245	7,341,294
UGI Corp	324,412	11,328,467
		110,089,166
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,075,343	15,775,282
Clearway Energy Inc Class C	180,335	7,422,589
Fervo Energy Co (c)	104,045	3,814,290
Hallador Energy Co (c)	57,529	1,108,009
Montauk Renewables Inc (c)	101,107	175,926
Ormat Technologies Inc (b)	91,783	12,595,381
Spruce Power Holding Corp Class A (c)	27,630	79,573
Talen Energy Corp (c)	69,012	26,693,842
Vistra Corp	481,077	77,082,968
		144,747,860
Multi-Utilities - 0.5%
Ameren Corp	417,312	45,057,177
Avista Corp	123,354	5,115,490
Black Hills Corp (b)	114,058	8,305,704
CenterPoint Energy Inc	985,567	41,650,061
CMS Energy Corp	462,668	33,575,817
Consolidated Edison Inc	545,319	57,602,046
Dominion Energy Inc	1,290,102	86,359,428
DTE Energy Co	313,645	44,810,461
NiSource Inc	722,504	33,394,135
Northwestern Energy Group Inc	92,940	6,562,493
Public Service Enterprise Group Inc	754,131	59,312,403
Sempra	985,897	87,873,000
Unitil Corp	27,372	1,369,421
WEC Energy Group Inc	491,560	54,587,738
		565,575,374
Water Utilities - 0.1%
American States Water Co	58,400	4,512,568
American Water Works Co Inc	294,762	36,335,312
Artesian Resources Corp Class A	14,507	471,768
Cadiz Inc (b)(c)	83,839	409,134
California Water Service Group	90,175	4,066,893
Consolidated Water Co Ltd	22,708	685,327
Essential Utilities Inc	427,433	15,768,003
Global Water Resources Inc	21,046	153,425
H2O America	56,443	3,264,099
Middlesex Water Co	27,861	1,463,538
Pure Cycle Corp (c)	35,748	369,992
York Water Co/The	21,787	651,431
		68,151,490
TOTAL UTILITIES		2,310,878,505
TOTAL UNITED STATES		110,090,812,866
TOTAL COMMON STOCKS (Cost $54,954,322,691)		110,596,507,651

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A (b)	7,244	16,377
Health Care - 0.0%
Pharmaceuticals - 0.0%
Jaguar Health Inc (d)	63	0
Nutriband Inc non-voting shares (b)(d)	1,878	0
TOTAL HEALTH CARE		0
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (d)	129	0
Hyperscale Data Inc Series F (c)(d)	141	0
TOTAL INDUSTRIALS		0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	18,304	0
TOTAL UNITED STATES		16,377
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,233)		16,377

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $7,203,870)	3.64	7,257,000	7,204,171

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.67	50,250,457	50,260,507
Fidelity Securities Lending Cash Central Fund (i)(j)	3.67	892,351,505	892,440,740
TOTAL MONEY MARKET FUNDS (Cost $942,701,247)			942,701,247

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $55,904,229,041)	111,546,429,446
NET OTHER ASSETS (LIABILITIES) - (0.8)% (f)	(893,805,560)
NET ASSETS - 100.0%	110,652,623,886

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	77	6/2026	11,258,555	1,148,798
CME E-Mini S&P 500 Index Contracts (United States)	201	6/2026	76,337,288	7,785,396
CME E-Mini S&P MidCap 400 Index Contracts (United States)	15	6/2026	5,598,000	400,817
TOTAL LONG				9,335,011

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,802,645 or 0.0% of net assets.

(f)	Includes $1,826,167 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,204,171.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $553,010,800.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,246,738	1,131,364,713	1,091,350,944	516,973	-	-	50,260,507	50,250,457	0.1%
Fidelity Securities Lending Cash Central Fund	826,519,202	1,042,811,015	976,889,477	1,672,105	-	-	892,440,740	892,351,505	2.5%
Total	836,765,940	2,174,175,728	2,068,240,421	2,189,078	-	-	942,701,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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